UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA 90067-6022

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

        Date of reporting period: June 30, 2015

Item 1.    Reports to Stockholders

This filing is on behalf of five of the forty Investment Company Series of SunAmerica Series Trust. Also, attached to this filing are the financial statements with regard to the five Master Funds of the American Funds Insurance Series®.

SUNAMERICA SERIES TRUST

SEMI-ANNUAL REPORT

JUNE 30, 2015

SUNAMERICA SERIES TRUST

SHAREHOLDER LETTER

Dear SunAmerica Series Trust Investor:

We are pleased to present the SunAmerica Series Trust semi-annual report, which contains the investment portfolio information and the financial statements of the Trust portfolios that invest exclusively in shares of corresponding funds (“Master Funds”) of the American Funds Insurance Series (“AFIS”).

If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59  1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks. The Portfolios are indirectly exposed to these risks through their investments in the master funds. Investments in growth stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments in non-U.S. stocks and bonds may be subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Investments in lower rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

There can be no assurance that the Portfolios will meet their investment objectives. The master funds’ asset allocation may result in underperformance relative to benchmarks and other funds with similar objectives.

A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus. For a full description of the master funds, please consult the prospectus for the relevant underlying master fund.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

• Not FDIC or NCUA/NCUSIF Insured

• May Lose Value • No Bank of Credit Union Guarantee

• Not a Deposit • Not insured by any Federal Government Agency

1

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE June 30, 2015

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2015 and held until June 30, 2015. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust‘s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2015”, to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended June 30, 2015” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2015” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio‘s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio‘s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended June 30, 2015” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2015” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) June 30, 2015

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at January 1, 2015	Ending Account Value Using Actual Return at June 30, 2015	Expenses Paid During The Six Months Ended June 30, 2015	Beginning Account Value at January 1, 2015	Ending Account Value Using a Hypothetical 5% Annual Return at June 30, 2015	Expenses Paid During The Six Months Ended June 30, 2015	Annualized Expense Ratio*
VCPSM Managed Asset Allocation SAST Portfolio Class 3#@	$1,000.00	$1,000.00	$2.63	$1,000.00	$1,022.17	$2.66	0.53%
American Funds Growth SAST Portfolio Class 3#@	$1,000.00	$1,057.26	$2.75	$1,000.00	$1,022.12	$2.71	0.54%
American Funds Global Growth SAST Portfolio Class 3#@	$1,000.00	$1,079.12	$2.73	$1,000.00	$1,022.17	$2.66	0.53%
American Funds Growth- Income SAST Portfolio Class 3#@	$1,000.00	$1,028.34	$2.72	$1,000.00	$1,022.12	$2.71	0.54%
American Funds Asset Allocation SAST Portfolio Class 3#@	$1,000.00	$1,008.44	$2.74	$1,000.00	$1,022.07	$2.76	0.55%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 (to reflect the one-half year period). These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2015” and “Annualized Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2015” and the “Annualized Expense Ratio” would have been lower.
@	Does not include the expenses of the underlying Funds of the American Funds Insurance Series (“Master Funds”) that the Portfolios bear indirectly. If these indirect expenses had been included, the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2015” and the “Annualized Expense Ratios” would have been higher and the “Actual/Hypothetical Ending Account Value” would have been lower.

3

SunAmerica Series Trust VCPSM Managed Asset Allocation SAST Portfolio

PORTFOLIO PROFILE — June 30, 2015 — (unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.0%

*	Calculated as a percentage of net assets.

4

SunAmerica Series Trust VCPSM Managed Asset Allocation SAST Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies — 100.0%
American Funds Insurance Series® — Managed Risk Asset Allocation FundSM, Class P1	36,750,662	$438,435,400
TOTAL INVESTMENTS (cost $440,172,790)@	100.0%	438,435,400
Liabilities in excess of other assets	(0.0)	(187,994)

NET ASSETS	100.0%	$438,247,406

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$438,435,400	$—	$—	$438,435,400

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

5

SunAmerica Series Trust American Funds Growth SAST Portfolio

PORTFOLIO PROFILE — June 30, 2015 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

6

SunAmerica Series Trust American Funds Growth SAST Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Domestic Equity Investment Companies — 100.1%
American Funds Insurance Series® — Growth Fund, Class 1	4,728,474	$320,495,997
TOTAL INVESTMENTS (cost $266,003,876)@	100.1%	320,495,997
Liabilities in excess of other assets	(0.1)	(171,756)

NET ASSETS	100.0%	$320,324,241

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$320,495,997	$—	$—	$320,495,997

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

7

SunAmerica Series Trust American Funds Global Growth SAST Portfolio

PORTFOLIO PROFILE — June 30, 2015 — (unaudited)

Industry Allocation*

International Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

8

SunAmerica Series Trust American Funds Global Growth SAST Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
International Equity Investment Companies — 100.1%
American Funds Insurance Series® — Global Growth Fund, Class 1	16,804,514	$452,209,476
TOTAL INVESTMENTS (cost $377,130,176)@	100.1%	452,209,476
Liabilities in excess of other assets	(0.1)	(237,843)

NET ASSETS	100.0%	$451,971,633

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$452,209,476	$—	$—	$452,209,476

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

9

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio

PORTFOLIO PROFILE — June 30, 2015 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

10

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Domestic Equity Investment Companies — 100.1%
American Funds Insurance Series® — Growth-Income Fund, Class 1	5,556,178	$258,973,457
TOTAL INVESTMENTS (cost $201,386,273)@	100.1%	258,973,457
Liabilities in excess of other assets	(0.1)	(143,281)

NET ASSETS	100.0%	$258,830,176

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$258,973,457	$—	$—	$258,973,457

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

11

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio

PORTFOLIO PROFILE — June 30, 2015 — (unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.1%

*	Calculated as a percentage of net assets.

12

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Asset Allocation Investment Companies — 100.1%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	8,908,337	$185,382,485
TOTAL INVESTMENTS (cost $165,881,038)@	100.1%	185,382,485
Liabilities in excess of other assets	(0.1)	(105,126)

NET ASSETS	100.0%	$185,277,359

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$185,382,485	$—	$—	$185,382,485

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

13

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (unaudited)

	VCPSM Managed Asset Allocation SAST Portfolio	American Funds Growth SAST Portfolio	American Funds Global Growth SAST Portfolio	American Funds Growth- Income SAST Portfolio	American Funds Asset Allocation SAST Portfolio
ASSETS:
Investments at value (unaffiliated)*	$438,435,400	$320,495,997	$452,209,476	$258,973,457	$185,382,485

Total investments	438,435,400	320,495,997	452,209,476	258,973,457	185,382,485

Receivable for:
Fund shares sold	543,376	79,287	8,051	134,606	1,803,307
Investments sold	8,278	2,780,147	6,099,567	1,492,842	—
Prepaid expenses and other assets	3,307	3,774	3,967	3,722	3,602
Due from investment adviser for expense reimbursements/fee waivers	239,736	161,941	269,168	131,401	91,255

Total assets	439,230,097	323,521,146	458,590,229	260,736,028	187,280,649

LIABILITIES:
Payable for:
Fund shares redeemed	551,155	2,858,935	6,107,118	1,626,949	119,109
Investments purchased	—	—	—	—	1,683,699
Investment advisory and management fees	329,511	229,416	365,299	186,152	129,278
Service fees	86,713	67,475	96,132	54,751	38,023
Transfer agent fees	11	34	34	52	28
Trustees’ fees and expenses	473	5,639	8,764	4,605	2,804
Other accrued expenses	14,828	35,406	41,249	33,343	30,349

Total liabilities	982,691	3,196,905	6,618,596	1,905,852	2,003,290

NET ASSETS	$438,247,406	$320,324,241	$451,971,633	$258,830,176	$185,277,359

NET ASSETS REPRESENTED BY:
Paid-in capital	427,380,913	177,861,320	251,801,963	150,953,254	136,177,806
Accumulated undistributed net investment income (loss)	3,740,480	2,463,104	3,735,223	2,646,245	2,916,404
Accumulated undistributed net realized gain (loss) on investments and capital gain distributions from underlying funds	8,863,403	85,507,696	121,355,147	47,643,493	26,681,702
Unrealized appreciation (depreciation) on investments	(1,737,390)	54,492,121	75,079,300	57,587,184	19,501,447

NET ASSETS	$438,247,406	$320,324,241	$451,971,633	$258,830,176	$185,277,359

Class 3 (unlimited shares authorized):
Net assets	$438,247,406	$320,324,241	$451,971,633	$258,830,176	$185,277,359
Shares of beneficial interest issued and outstanding	35,380,382	20,177,125	27,847,775	16,986,262	12,923,421
Net asset value, offering and redemption price per share	$12.39	$15.88	$16.23	$15.24	$14.34

*Cost
Investment securities (unaffiliated)	$440,172,790	$266,003,876	$377,130,176	$201,386,273	$165,881,038

See Notes To Financial Statements

14

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (unaudited)

	VCPSM Managed Asset Allocation SAST Portfolio	American Funds Growth SAST Portfolio	American Funds Global Growth SAST Portfolio	American Funds Growth- Income SAST Portfolio	American Funds Asset Allocation SAST Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$4,635,272	$471,103	$1,003,416	$776,856	$752,566

Total investment income	4,635,272	471,103	1,003,416	776,856	752,566

EXPENSES:
Investment advisory and management fees	1,603,874	1,357,738	2,195,346	1,115,362	747,214
Service fees	422,072	399,335	577,723	328,048	219,769
Transfer agent fees	217	436	436	436	217
Custodian and accounting fees	5,839	5,839	5,839	5,839	5,839
Reports to shareholders	15,237	28,652	43,121	23,653	15,012
Audit and tax fees	11,859	11,859	11,859	11,859	11,859
Legal fees	3,457	4,168	4,804	3,939	3,555
Trustees’ fees and expenses	2,972	5,587	8,411	4,614	2,929
Interest expense	49	46	74	38	25
Other expenses	4,324	4,796	5,242	4,666	4,385

Total expenses before fee waivers and expense reimbursements	2,069,900	1,818,456	2,852,855	1,498,454	1,010,804

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)	(1,175,108)	(958,403)	(1,617,623)	(787,314)	(527,445)

Net expenses	894,792	860,053	1,235,232	711,140	483,359

Net investment income (loss)	3,740,480	(388,950)	(231,816)	65,716	269,207

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)	35,937	8,886,599	13,829,539	5,586,424	1,519,668
Net realized gain (loss) from capital gain distributions received from underlying funds (unaffiliated)	8,827,466	65,494,638	43,007,941	37,245,913	12,834,096

Net realized gain (loss) on investments	8,863,403	74,381,237	56,837,480	42,832,337	14,353,764

Net change in unrealized appreciation (depreciation) on investments (unaffiliated)	(14,810,430)	(56,275,764)	(21,303,535)	(35,490,093)	(13,416,394)

Net realized and unrealized gain (loss) on investments	(5,947,027)	18,105,473	35,533,945	7,342,244	937,370

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,206,547)	$17,716,523	$35,302,129	$7,407,960	$1,206,577

See Notes To Financial Statements

15

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	VCPSM Managed Asset Allocation SAST Portfolio		American Funds Growth SAST Portfolio		American Funds Global Growth SAST Portfolio
	For the six months ended June 30, 2015 (unaudited)	For the year ended December 31, 2014	For the six months ended June 30, 2015 (unaudited)	For the year ended December 31, 2014	For the six months ended June 30, 2015 (unaudited)	For the year ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$3,740,480	$(426,323)	$(388,950)	$2,852,053	$(231,816)	$3,967,039
Net realized gain (loss) on investments	8,863,403	—	74,381,237	28,071,563	56,837,480	72,932,588
Net unrealized gain (loss) on investments	(14,810,430)	5,939,930	(56,275,764)	(5,884,353)	(21,303,535)	(67,924,059)

Net increase (decrease) in net assets resulting from operations	(2,206,547)	5,513,607	17,716,523	25,039,263	35,302,129	8,975,568

Distributions to shareholders from:
Net investment income	—	(885,025)	—	(1,904,162)	—	(4,296,980)
Net realized gain on securities	—	(12,035)	—	(1,709,152)	—	(15,421,788)

Total distributions to shareholders	—	(897,060)	—	(3,613,314)	—	(19,718,768)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	164,467,293	159,840,966	(11,776,069)	(25,964,128)	(41,406,165)	(18,205,654)

TOTAL INCREASE (DECREASE) IN NET ASSETS	162,260,746	164,457,513	5,940,454	(4,538,179)	(6,104,036)	(28,948,854)

NET ASSETS:
Beginning of period	275,986,660	111,529,147	314,383,787	318,921,966	458,075,669	487,024,523

End of period†	$438,247,406	$275,986,660	$320,324,241	$314,383,787	$451,971,633	$458,075,669

† Includes accumulated undistributed net investment income (loss)	$3,740,480	$—	$2,463,104	$2,852,054	$3,735,223	$3,967,039

See Notes to Financial Statements

16

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	American Funds Growth-Income SAST Portfolio		American Funds Asset Allocation SAST Portfolio
	For the six months ended June 30, 2015 (unaudited)	For the year ended December 31, 2014	For the six months ended June 30, 2015 (unaudited)	For the year ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$65,716	$2,580,529	$269,207	$1,981,481
Net realized gain (loss) on investments	42,832,337	20,241,190	14,353,764	16,174,234
Net unrealized gain (loss) on investments	(35,490,093)	2,743,283	(13,416,394)	(9,876,809)

Net increase (decrease) in net assets resulting from operations	7,407,960	25,565,002	1,206,577	8,278,906

Distributions to shareholders from:
Net investment income	—	(2,529,489)	—	(1,688,139)
Net realized gain on securities	—	(2,241,554)	—	(3,077,953)

Total distributions to shareholders	—	(4,771,043)	—	(4,766,092)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(11,896,668)	(15,833,504)	15,242,822	7,630,223

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,488,708)	4,960,455	16,449,399	11,143,037

NET ASSETS:
Beginning of period	263,318,884	258,358,429	168,827,960	157,684,923

End of period†	$258,830,176	$263,318,884	$185,277,359	$168,827,960

† Includes accumulated undistributed net investment income (loss)	$2,646,245	$2,580,529	$2,916,404	$2,647,197

See Notes to Financial Statements

17

SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (unaudited)

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of forty separate investment series, five of which are included in this report: VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Portfolios”). SunAmerica Asset Management, LLC (“SAAMCO” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc., a Delaware corporation (“AIG”), serves as investment adviser for all Portfolios of the Trust.

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of American General Life Insurance Company, a Texas life insurer (“AGL”) and The United States Life Insurance Company in The City of New York, a New York life insurer (“USL”). AGL and USL are indirect wholly-owned subsidiaries of AIG. The life insurance companies listed above are collectively referred to as the “Life Companies”. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio operate as “Feeder Funds,” and invest all or substantially all of their assets in shares of an underlying mutual fund (“underlying fund” and/or “Master Fund”).

Each Master Fund is a portfolio offered by American Funds Insurance Series® (“AFIS” or “American Funds”), a registered open-end management investment company. Each Portfolio’s corresponding Master Fund is listed below:

Trust Feeder Funds	American Funds Master Funds
VCPSM Managed Asset Allocation SAST Portfolio	American Funds® Managed Risk Asset Allocation FundSM
American Funds® Growth SAST Portfolio	American Funds® Growth Fund
American Funds® Global Growth SAST Portfolio	American Funds® Global Growth Fund
American Funds® Growth-Income SAST Portfolio	American Funds® Growth-Income Fund
American Funds® Asset Allocation SAST Portfolio	American Funds® Asset Allocation Fund

The underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at U.S. Securities and Exchange Commission (“SEC”) Internet website at www.sec.gov, CIK 729528 and should be read in conjunction with these financial statements.

The investment goals for the Portfolios included in this report are as follows:

The VCPSM Managed Asset Allocation SAST Portfolio attempts to achieve high total return (including income and capital gains) consistent with the preservation of capital over the long term while seeking to manage volatility and provide downside protection by investing all or substantially all of its assets in Class P1 shares of the Master Fund, the American Funds Insurance Series® Managed Risk Asset Allocation FundSM (“the Master Managed Risk Allocation Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Managed Risk Allocation Fund invests in the shares of an underlying fund, the American Funds Asset Alllocation Fund (the “Underlying Fund”). The Underlying Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long term debt securities and money market instruments.

The American Funds® Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth Fund (“the Master Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The American Funds® Global Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Global Growth Fund (“the Master Global Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks and other securities of companies around the world that have the potential for growth.

The American Funds® Growth-Income SAST Portfolio attempts to achieve growth and income by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth-Income Fund (“the Master Growth-Income Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

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The American Funds® Asset Allocation SAST Portfolio attempts to achieve high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Asset Allocation Fund (“the Master Asset Allocation Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities and money market instruments.

Indemnifications:    The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust and the Master Funds, in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of June 30, 2015, is reported on a schedule following the portfolio of investments.

The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

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Master Funds

Each Master Fund is a series of American Funds Insurance Series® (“AFIS”). All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:

The AFIS investment adviser values the AFIS investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of each AFIS funds in generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The AFIS investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the AFIS investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the AFIS investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the AFIS investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the AFIS board of trustees as further described. The AFIS investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The

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AFIS investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The AFIS board of trustees has delegated authority to the AFIS investment adviser to make fair value determinations, subject to board oversight. The AFIS investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the AFIS investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The AFIS board and audit committee also regularly review reports that describe fair value determinations and methods.

The AFIS investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

The Portfolios invest in Master Fund portfolios offered by American Funds including funds investing in fixed income securities. Distributions from income from the Master Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from the Master Funds, if any are recorded to realized gains on ex-dividend date.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

The expenses included in the accompanying financial statements reflect the expenses of the Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011 – 2013 or expected to be taken in each Portfolio’s 2014 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2011.

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Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales.

	For the year ended December 31, 2014
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)	Ordinary Income	Long-Term Capital Gains
VCPSM Managed Asset Allocation SAST	$—	$—	$13,073,040	$897,060	$—
American Funds Growth SAST	2,852,053	27,130,808	94,763,536	1,904,162	1,709,152
American Funds Global Growth SAST	3,967,039	68,970,457	91,930,047	4,296,980	15,421,788
American Funds Growth-Income SAST	2,580,530	19,595,940	78,292,493	2,529,489	2,241,554
American Funds Asset Allocation SAST	2,647,197	14,565,437	30,680,342	1,688,139	3,077,953

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/ (Loss)	Cost of Investments
VCPSM Managed Asset Allocation SAST	$—	$(1,737,390)	$(1,737,390)	$440,172,790
American Funds Growth SAST	54,492,121	(16,004,349)	38,487,772	282,008,225
American Funds Global Growth SAST	75,079,300	(4,452,788)	70,626,512	381,582,964
American Funds Growth-Income SAST	57,587,184	(14,784,784)	42,802,400	216,171,057
American Funds Asset Allocation SAST	19,501,447	(2,237,499)	17,263,948	168,118,537

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., manages the investment fund and business affairs of the Master Funds. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. The Agreement provides that SAAMCo shall manage the Trust’s investments and administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. SAAMCo performs all investment advisory services for these Portfolios with the exception of portfolio management. The term “Assets,” as used in the following table, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Management Fees
VCPSM Managed Asset Allocation SAST	0.95%
American Funds Growth SAST	0.85%
American Funds Global Growth SAST	0.95%
American Funds Growth-Income SAST	0.85%
American Funds Asset Allocation SAST	0.85%

The Trust has entered into a contractual agreement with SAAMCo under which SAAMCo it will waive 0.70%, 0.60%, 0.70%, 0.60%, and 0.60% for VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

For the six months ended June 30, 2015, SAAMCo has agreed to waive advisory fees as follows:

Portfolio	Amount
VCPSM Managed Asset Allocation SAST	$1,181,802
American Funds Growth SAST	958,403
American Funds Global Growth SAST	1,617,623
American Funds Growth-Income SAST	787,314
American Funds Asset Allocation SAST	527,445

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SAAMCo has contractually agreed to waive fees and/or reimburse expenses of the following Portfolio until April 30, 2016; so that the annual operating expenses do not exceed the following percentage of the Portfolio’s average net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. This agreement may be modified or discontinued prior to April 30, 2016 only with the approval of the Board of Trustees of the Portfolio, including a majority of the Independent Trustees. This agreement will be renewed in terms of one year only if the Adviser agrees to extend the expense limitation.

Portfolio	Class 3
VCPSM Managed Asset Allocation SAST	0.53%

Further, SAAMCo has voluntarily agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ average daily net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate voluntary waivers and/or reimbursements at any time.

Portfolio	Class 3
American Funds Growth SAST	0.70%
American Funds Global Growth SAST	0.70%
American Funds Growth-Income SAST	0.70%
American Funds Asset Allocation SAST	0.70%

For the six months ended June 30, 2015, pursuant to the voluntary and contractual expense limitations referred to above, SAAMCo has waived or reimbursed expenses as follows:

Portfolio	Amount
VCPSM Managed Asset Allocation SAST	$552

Both voluntary and contractual waivers or reimbursements, with the exception of advisory fee waivers, made by the Adviser are subject to recoupment from that Portfolio within the following the two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payment to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

At June 30, 2015, the amounts repaid to the Adviser, which are included in the Statement of Operations, along with the remaining balance subject to recoupment are as follows:

Portfolio	Amount Recouped	Balance Subject to Recoupment
	June 30, 2015	December 31, 2015	December 31, 2016	June 30, 2017
VCPSM Managed Asset Allocation SAST	$7,246	$46,425	$89,009	$89,561

The Trust has entered into a Transfer Agency and Service Agreement with VALIC Retirement Services Company (VRSCO), a wholly-owned subsidiary of The Variable Annuity Life Insurance Company (“VALIC”), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, Anchor Series Trust and Seasons Series Trust pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Services provided, pursuant to the agreement. Accordingly, for the six months ended June 30, 2015, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate 0.25% of the average daily net assets of Class 3 shares. The service fees are used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Accordingly, for the six months ended June 30, 2015, service fees were paid (see Statement of Operations) based on the aforementioned rate.

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Note 5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended June 30, 2015 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
VCPSM Managed Asset Allocation SAST	$177,277,320	$189,634	$—	$—
American Funds Growth SAST	75,466,985	22,135,121	—	—
American Funds Global Growth SAST	45,347,401	43,973,719	—	—
American Funds Growth-Income SAST	42,105,027	16,693,784	—	—
American Funds Asset Allocation SAST	32,613,217	4,265,685	—	—

Note 6.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	VCPSM Managed Asset Allocation SAST Portfolio				American Funds Growth SAST Portfolio
	Class 3				Class 3
	For the six months ended June 30, 2015 (unaudited)		For the year ended December 31, 2014		For the six months ended June 30, 2015 (unaudited)		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	13,344,903	$167,395,825	13,206,871	$161,560,414	1,203,651	$18,898,139	1,982,596	$28,437,461
Reinvested dividends	—	—	72,191	897,060	—	—	243,992	3,613,314
Shares redeemed	(235,229)	(2,928,532)	(214,262)	(2,616,508)	(1,957,115)	(30,674,208)	(4,009,698)	(58,014,903)

Net increase (decrease)	13,109,674	$164,467,293	13,064,800	$159,840,966	(753,464)	$(11,776,069)	(1,783,110)	$(25,964,128)

	American Funds Global Growth SAST Portfolio				American Funds Growth-Income SAST Portfolio
	Class 3				Class 3
	For the six months ended June 30, 2015 (unaudited)		For the year ended December 31, 2014		For the six months ended June 30, 2015 (unaudited)		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	534,531	$8,633,357	2,013,515	$30,581,791	753,706	$11,437,315	2,093,389	$29,902,872
Reinvested dividends	—	—	1,306,142	19,718,768	—	—	324,971	4,771,043
Shares redeemed	(3,138,661)	(50,039,522)	(4,508,481)	(68,506,213)	(1,534,095)	(23,333,983)	(3,536,263)	(50,507,419)

Net increase (decrease)	(2,604,130)	$(41,406,165)	(1,188,824)	$(18,205,654)	(780,389)	$(11,896,668)	(1,117,903)	$(15,833,504)

	American Funds Asset Allocation SAST Portfolio
	Class 3
	For the six months ended June 30, 2015 (unaudited)		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	1,899,585	$27,443,445	2,390,517	$33,589,367
Reinvested dividends	—	—	337,245	4,766,092
Shares redeemed	(844,646)	(12,200,623)	(2,177,980)	(30,725,236)

Net increase (decrease)	1,054,939	$15,242,822	549,782	$7,630,223

Note 7.  Line of Credit

The SAAMCo family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios’ custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 15 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of 5 basis points on the uncommitted line of credit, both of which are included in other expenses on the Statements of Operations. Borrowings under the line of credit will

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commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the six months ended June 30, 2015, the following portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
VCPSM Managed Asset Allocation SAST	4	$49	$320,734	1.38%
American Funds Growth SAST	4	46	301,872	1.38
American Funds Global Growth SAST	4	74	481,590	1.38
American Funds Growth-Income SAST	4	38	246,129	1.38
American Funds Asset Allocation SAST	4	25	163,937	1.38

At June 30, 2015, there were no borrowings outstanding.

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SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

VCPSM Managed Asset Allocation SAST Portfolio Class 3
10/15/12#- 12/31/12	$10.00	$0.17	$(0.08)	$0.09	$—	$—	$—	$10.09	0.90%	$5,068	0.53	%†	11.57	%†	3%
12/31/13	10.09	0.21	1.82	2.03	(0.01)	—	(0.01)	12.11	20.11	111,529	0.53		1.98		0
12/31/14	12.11	(0.03)	0.36	0.33	(0.05)	(0.00)	(0.05)	12.39	2.72	275,987	0.53		(0.22)		0
06/30/15@	12.39	0.13	(0.13)	(0.00)	—	—	—	12.39	0.00	438,247	0.53	†	2.22	†	0

American Funds Growth SAST Portfolio Class 3
12/31/10	8.27	0.04	1.47	1.51	(0.02)	—	(0.02)	9.76	18.32	217,557	0.57		0.47		7
12/31/11	9.76	0.04	(0.49)	(0.45)	(0.03)	—	(0.03)	9.28	(4.57)	250,563	0.54		0.38		5
12/31/12	9.28	0.05	1.57	1.62	(0.03)	—	(0.03)	10.87	17.51	283,650	0.54		0.52		7
12/31/13	10.87	0.08	3.15	3.23	(0.06)	—	(0.06)	14.04	29.76	318,922	0.54		0.63		3
12/31/14	14.04	0.13	1.02	1.15	(0.09)	(0.08)	(0.17)	15.02	8.19	314,384	0.54		0.90		10
06/30/15@	15.02	(0.02)	0.88	0.86	—	—	—	15.88	5.73	320,324	0.54	†	(0.24	)†	7

American Funds Global Growth SAST Portfolio Class 3
12/31/10	9.96	0.14	0.99	1.13	(0.07)	—	(0.07)	11.02	11.42	272,299	0.56		1.46		5
12/31/11	11.02	0.13	(1.13)	(1.00)	(0.09)	—	(0.09)	9.93	(9.09)	377,212	0.54		1.28		1
12/31/12	9.93	0.07	2.12	2.19	(0.11)	—	(0.11)	12.01	22.14	435,113	0.53		0.62		6
12/31/13	12.01	0.12	3.34	3.46	(0.08)	—	(0.08)	15.39	28.85	487,025	0.53		0.92		3
12/31/14	15.39	0.13	0.17	0.30	(0.14)	(0.51)	(0.65)	15.04	1.97	458,076	0.53		0.84		12
06/30/15@	15.04	(0.01)	1.20	1.19	—	—	—	16.23	7.91	451,972	0.53	†	(0.10	)†	9

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses							Net Investment Income ( Loss)
	12/10	12/11	12/12		12/13	12/14	06/15†@	12/10	12/11	12/12	12/13	12/14	06/15†@
VCPSM Managed Asset Allocation SAST Portfolio	—%	—%	11.41	%+	1.45%	1.25%	1.23%	—%	—%	0.69%+	1.06%	(0.94)%	1.52%
American Funds Growth SAST Portfolio	1.17	1.14	1.14		1.14	1.14	1.14	(0.13)	(0.22)	(0.08)	0.03	0.30	(0.84)
American Funds Global Growth SAST Portfolio	1.26	1.24	1.23		1.23	1.23	1.23	0.76	0.58	(0.08)	0.22	0.14	(0.80)

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

26

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

American Funds Growth-Income SAST Portfolio Class 3
12/31/10	$8.45	$0.10	$0.82	$0.92	$(0.09)	$—	$(0.09)	$9.28	11.04%	$188,981	0.57%		1.23%		6%
12/31/11	9.28	0.13	(0.33)	(0.20)	(0.09)	—	(0.09)	8.99	(2.08)	206,288	0.55		1.37		6
12/31/12	8.99	0.13	1.40	1.53	(0.12)	—	(0.12)	10.40	17.08	229,637	0.54		1.32		6
12/31/13	10.40	0.12	3.31	3.43	(0.15)	—	(0.15)	13.68	33.12	258,358	0.54		1.03		3
12/31/14	13.68	0.14	1.26	1.40	(0.14)	(0.12)	(0.26)	14.82	10.28	263,319	0.54		0.99		10
06/30/15@	14.82	0.00	0.42	0.42	—	—	—	15.24	2.83	258,830	0.54	†	0.05	†	6

American Funds Asset Allocation SAST Portfolio Class 3
12/31/10	9.10	0.18	0.90	1.08	(0.12)	—	(0.12)	10.06	12.00	75,523	0.66		1.96		5
12/31/11	10.06	0.18	(0.09)	0.09	(0.11)	—	(0.11)	10.04	0.97	105,098	0.58		1.81		5
12/31/12	10.04	0.18	1.40	1.58	(0.15)	—	(0.15)	11.47	15.77	128,277	0.57		1.66		10
12/31/13	11.47	0.15	2.51	2.66	(0.18)	(0.02)	(0.20)	13.93	23.32	157,685	0.56		1.18		13
12/31/14	13.93	0.17	0.54	0.71	(0.15)	(0.27)	(0.42)	14.22	5.05	168,828	0.55		1.20		11
06/30/15@	14.22	0.02	0.10	0.12	—	—	—	14.34	0.84	185,277	0.55	†	0.31	†	2

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income ( Loss)
	12/10	12/11	12/12	12/13	12/14	06/15†@	12/10	12/11	12/12	12/13	12/14	06/15†@
American Funds Growth-Income SAST Portfolio	1.17%	1.15%	1.14%	1.14%	1.14%	1.14%	0.63%	0.77%	0.72%	0.43%	0.39%	(0.55)%
American Funds Asset Allocation SAST Portfolio	1.23	1.18	1.17	1.16	1.15	1.15	1.39	1.21	1.06	0.58	0.60	(0.29)

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

27

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust‘s Portfolios which is available in the Trust‘s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how the SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust‘s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust‘s Forms N-Q are available on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission‘s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

28

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R4397SAR.8 (8/15)

AMERICAN FUNDS®
From Capital Group

American Funds Insurance Series®

Semi-annual report
for the six months ended
June 30, 2015

American Funds Insurance Series, from Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Contents

        Letter to investors

        Fund reviews

        Investment portfolios

        Managed Risk Asset Allocation

        Fund

        Financial statements

Fellow investors:

Investors set aside concerns about China’s slowing economy and the Greek debt crisis such that we had a mild increase in the U.S. stock market during the six months ended June 30, 2015. With the long-anticipated increase in U.S. interest rates likely to happen this fall, interest-rate sensitive investments — such as dividend-paying companies and bonds — fared less well than growth-oriented stocks because prices of income-focused investments often fall when rates rise.

Generally, developed markets saw the best results, with gains in most major markets in the MSCI ACWI (All Country World Index) including the U.S. (+1.70%), United Kingdom (+2.00%), Germany (+2.23%), France (+5.02%) and Hong Kong (+11.90%). Buoyed by economic stimulus measures, Japan’s stock market advanced 13.62%.

The specter of rising interest rates in the U.S. and declining commodity prices hurt some emerging markets, including Mexico (–1.62%), Brazil (–8.70%) and Malaysia (–9.36%). Not surprisingly, Greece was down the most, losing 25.66%. Despite the impact of falling oil prices and sanctions over its actions in Ukraine, Russian stocks rebounded and had the best return of any market, climbing 27.59%. After a breathtaking rise and headline-grabbing decline, China finished the period up 14.65%. Country returns are based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes, except for the MSCI USA Index, which reflects dividends gross of withholding taxes. All market indexes referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

In bond markets, investment-grade securities declined as investors initially sought higher yields than those offered by U.S. Treasuries. Barclays U.S. Aggregate Index fell 0.10% and Barclays Global Aggregate Index was down 3.08%. The 10-year U.S. Treasury yield, which was 2.17% at December 31, dropped to 1.68% at the end of January before rising to end the period at 2.35%. The Barclays U.S. Corporate High Yield 2% Issuer Capped Index gained 2.53%, and the JPMorgan Emerging Markets Bond Index Global rose 1.76%.

The U.S. dollar appreciated against almost all currencies. In developed markets, only the Swiss franc (+6.3%), Israeli shekel (+3.2%) and British pound (+0.9%) advanced.

American Funds Insurance Series

The euro and Canadian dollar were down 7.9% and 7.2%, respectively, while the Japanese yen was off 2.0%. Among developing market currencies, only the Russian ruble (+7.7%) and Taiwanese dollar (+2.4%) had gains above 1.0%. Weakest were the Ukrainian hryvnia, which was down 24.7% (after declining 47.9% in 2014), Brazilian real (–14.4%) and Turkish lira (–12.7%). Currency returns are calculated by MSCI.

All but one of the AFIS equity funds recorded gains during the six-month period, with growth-oriented funds faring better than those that focus on dividend-paying investments. With the uncertainty around interest rates, two of the series’ bond funds declined, while Cash Management Fund was again hampered by low short-term interest rates.

Looking ahead

The U.S. economy has continued to show signs of improvement. Unemployment has steadily declined, ending the period at 5.3%, the lowest level since April 2008. Consumer confidence has picked up, with auto sales through June the highest since 2005, helped by lower gas prices and affordable loans.

The probable interest rate increase later this year could trigger some market volatility, but we will not panic in such an event, and will evaluate whether good investment opportunities are being created. Our investment approach, based on extensive research, a long-term horizon, and close attention to valuation, has served our retirement investors very well over time. We continue to have confidence this will remain the case, and thank you for your support.

We look forward to reporting to you again at year-end.

Sincerely,

Donald D. O’Neal

Vice Chairman of the Board

Alan N. Berro

President

August 7, 2015

It is with deep sadness that we note the passing of Jim Rothenberg, who served as Chairman of the Board of The Capital Group Companies, parent company of the investment adviser to the American Funds Insurance Series. Jim was an admired colleague, insightful investor and forceful advocate for our funds’ shareholders. We will greatly miss his leadership, which was marked by a deep sense of fairness and a staunch commitment to our firm and those it serves.

American Funds Insurance Series

Summary investment portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 2 shares (Class P2 shares for managed risk funds). Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010, and for Blue Chip Income and Growth Fund from February 1, 2014, through January 31, 2015. For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.15% of the funds’ net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. Investment results and net expense ratios shown reflect the waivers and reimbursements, without which the results would have been lower and the expenses would have been higher. The waivers and reimbursements will be in effect through at least May 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursements at that time. The waivers may only be modified or terminated with the approval of the series board. See the Financial Highlights table in this report for details.

Although Capital Income Builder has a plan of distribution for Class 2 shares and Global Balanced Fund has a plan of distribution and an insurance administrative services plan for Class 4 shares, fees for distribution and/ or insurance administrative services are not paid on amounts invested in the funds by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund results would have been lower and expenses would have been higher. See the “Plans of distribution” and the “Fund expenses” sections of the prospectus for information on the fees for distribution and/or insurance administrative services, respectively, permitted to be charged by the funds.

Individual funds are listed in this report according to their risk potential, with managed risk funds listed last.

American Funds Insurance Series

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Asset Allocation Fund gained 0.17% for the six months ended June 30, 2015. Over the same period, the S&P 500 rose 1.23%, while the Barclays U.S. Aggregate Index, a measure of U.S. investment-grade bonds (rated BBB/Baa and above), declined 0.10%. A blend of the two indexes, the 60/40 S&P/Barclays Index,* was up 0.79%.

Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series Asset Allocation Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2015

	1 year	Lifetime (since September 28, 2012)	Gross expense ratio	Net expense ratio
Class P1	0.60%	8.93%	.82%	.66%
Class P2	0.38	8.69	1.07	.91

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2015. The investment adviser is currently waiving a portion of its management fee equal to 0.15% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The 60/40 S&P/Barclays Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio June 30, 2015	unaudited

	Shares	Value (000)
Asset allocation funds 94.07%
American Funds Insurance Series — Asset Allocation Fund, Class 1	104,845,476	$2,181,835

Total asset allocation funds (cost: $2,293,936,000)		2,181,835

Short-term securities 6.00%
Government Cash Management Fund	139,066,395	139,066

Total short-term securities (cost: $139,066,000)		139,066

Total investment securities 100.07% (cost: $2,433,002,000)		2,320,901
Other assets less liabilities (0.07)%		(1,566)

Net assets 100.00%		$2,319,335

Futures contracts

The fund did not hold any futures contracts as of June 30, 2015. The average month-end notional amount of open futures contracts while held was $102,289,000 over the prior 12-month period.

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2015 (000)
American Funds Insurance Series - Asset Allocation Fund, Class 1	86,231,073	18,936,108	321,705	104,845,476	$8,902	$2,181,835

See Notes to Financial Statements

American Funds Insurance Series

Financial statements

Statements of assets and liabilities at June 30, 2015

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,730,267	$4,649,747	$22,203,170	$8,128,741	$2,776,338
Affiliated issuers	—	106,823	389,054	—	—
Cash denominated in currencies other than U.S. dollars	772	258	—	1,220	302
Cash	104	152	619	1,582	60
Unrealized appreciation on open forward currency contracts	210	219	—	216	75
Receivables for:
Sales of investments	2,108	7,612	85,674	6,643	3,352
Sales of fund’s shares	3,848	4,948	9,910	11,832	4,091
Dividends and interest	10,900	4,328	24,169	18,826	10,007
Closed forward currency contracts	—	—	—	—	—
Variation margin	—	—	—	—	—
Other	177	110	—	239	216

	5,748,386	4,774,197	22,712,596	8,169,299	2,794,441

Liabilities:
Unrealized depreciation on open forward currency contracts	1,193	458	—	1,497	53
Payables for:
Purchases of investments	33,629	24,392	36,493	29,813	15,524
Repurchases of fund’s shares	16,458	14,687	38,569	6,041	2,422
Investment advisory services	2,490	2,710	6,199	3,384	1,648
Services provided by related parties	908	654	3,420	1,014	271
Trustees’ deferred compensation	56	36	508	225	20
Closed forward currency contracts	19	—	—	—	8
Variation margin	—	—	—	—	—
Other	976	197	1,653	3,460	915

	55,729	43,134	86,842	45,434	20,861

Net assets at June 30, 2015	$5,692,657	$4,731,063	$22,625,754	$8,123,865	$2,773,580

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,877,304	$3,185,465	$14,169,910	$6,290,235	$2,573,320
Undistributed (distributions in excess of) net investment income	23,929	(18,850)	93,077	14,677	(6,310)
Undistributed (accumulated) net realized gain (loss)	288,612	379,439	840,010	503,509	(65,936)
Net unrealized appreciation (depreciation)	1,502,812	1,185,009	7,522,757	1,315,444	272,506

Net assets at June 30, 2015	$5,692,657	$4,731,063	$22,625,754	$8,123,865	$2,773,580

Investment securities, at cost:
Unaffiliated issuers	$4,226,430	$3,455,431	$14,695,844	$6,808,739	$2,503,798
Affiliated issuers	—	115,920	373,608	—	—
Cash denominated in currencies other than U.S. dollars, at cost	773	258	—	1,220	302

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)
Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder		Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$7,187,536	$1,852,878	$25,082,182	$1,091,917	$148,822		$18,314,847	$224,072	$10,872,261	$2,616,092
—	10,633	—	—	—		—	—	—	—
—	76	—	309	6		—	—	5,944	1,402
72	117	207	163	237		2,043	90	3,304	694
—	227	—	—	—		—	47	1,548	2,730

6,607	5,313	8,935	380	7,341		355,217	3,178	1,185,047	62,793
5,798	3,361	15,329	326	1,541		20,679	325	11,437	942
9,161	5,181	33,563	4,409	596		57,234	971	57,848	26,050
—	—	—	—	—		—	1	296	436
—	—	—	—	—		687	—	2,015	297
612	60	1,105	—	2		113	—	130	—

7,209,786	1,877,846	25,141,321	1,097,504	158,545		18,750,820	228,684	12,139,830	2,711,436

—	19	—	—	—		—	108	767	2,976

25,548	7,449	7,171	14,637	17,155		782,941	7,531	2,260,209	179,629
8,165	2,298	32,229	185	270		8,940	31	2,999	1,651
2,393	937	5,616	572	56		4,119	121	2,954	1,098
807	358	3,174	74	24		1,272	39	992	293
47	16	576	4	—	*	186	1	81	17
—	1	—	—	—		—	21	2	466
—	—	—	—	—		210	—	2,259	145
156	763	403	497	84		1,673	41	278	682

37,116	11,841	49,169	15,969	17,589		799,341	7,893	2,270,541	186,957

$7,172,670	$1,866,005	$25,092,152	$1,081,535	$140,956		$17,951,479	$220,791	$9,869,289	$2,524,479

$5,276,847	$1,583,497	$16,705,295	$1,007,729	$144,445		$14,245,126	$199,948	$9,759,450	$2,632,809
72,015	14,360	178,447	14,722	100		155,865	1,570	81,284	24,658
337,923	(16,149)	1,308,899	25,653	374		142,911	288	58,239	(43,025)
1,485,885	284,297	6,899,511	33,431	(3,963)		3,407,577	18,985	(29,684)	(89,963)

$7,172,670	$1,866,005	$25,092,152	$1,081,535	$140,956		$17,951,479	$220,791	$9,869,289	$2,524,479

$5,701,632	$1,557,883	$18,182,581	$1,058,151	$152,788		$14,903,697	$205,000	$10,905,701	$2,705,272
—	21,179	—	—	—		—	—	—	—
—	76	—	309	6		—	—	5,962	1,402

American Funds Insurance Series

Statements of assets and liabilities at June 30, 2015

	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,988,474	$506,676	$4,194,213	$361,629	$6,560
Affiliated issuers	—	—	—	—	109,354
Cash denominated in currencies other than U.S. dollars	5	—	—	—	—
Cash	2,089	201	9,599	56	—
Unrealized appreciation on open forward currency contracts	83	—	—	—	—
Receivables for:
Sales of investments	29,347	202,406	860,034	—	—
Sales of fund’s shares	620	262	506	2,992	747
Dividends and interest	32,414	758	10,192	—	—	*
Closed forward currency contracts	16	—	—	—	—
Deposits at brokers for futures contracts	—	—	—	—	292
Variation margin	97	—	1,793	—	4
Other	4	—	—	—	9

	2,053,149	710,303	5,076,337	364,677	116,966

Liabilities:
Payables for:
Purchases of investments	31,599	370,226	1,829,475	—	693
Repurchases of fund’s shares	3,855	137	5,046	575	2
Investment advisory services	774	116	892	94	9
Services provided by related parties	207	14	378	67	91
Trustees’ deferred compensation	55	1	59	22	—	*
Variation margin	—	1	2,273	—	16
Other	260	1	26	4	—

	36,750	370,496	1,838,149	762	811

Net assets at June 30, 2015	$2,016,399	$339,807	$3,238,188	$363,915	$116,155

Net assets consist of:
Capital paid in on shares of beneficial interest	$2,148,968	$334,342	$3,172,326	$364,765	$112,672
Undistributed (distributions in excess of) net investment income	54,565	1,288	11,590	(877)	(120)
Undistributed (accumulated) net realized gain (loss)	(110,619)	1,444	48,511	—	18,688
Net unrealized appreciation (depreciation)	(76,515)	2,733	5,761	27	(15,085)

Net assets at June 30, 2015	$2,016,399	$339,807	$3,238,188	$363,915	$116,155

Investment securities, at cost:
Unaffiliated issuers	$2,065,018	$505,730	$4,192,170	$361,602	$6,560
Affiliated issuers	—	—	—	—	124,507
Cash denominated in currencies other than U.S. dollars, at cost	5	—	—	—	—

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)
Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund

$5,055		$7,277		$6,660		$139,066
67,903		115,789		96,933		2,181,835
—		—		—		—
—		—		—		—
—		—		—		—

58		—		—		—
94		457		274		7,546
—	*	—	*	—	*	1
—		—		—		—
388		1,052		369		—
51		14		7		—
5		11		9		—

73,554		124,600		104,252		2,328,448

87		424		254		6,452
63		—	*	1		609
6		10		8		191
58		104		82		1,805
—	*	—	*	—	*	4
32		43		16		—
—		—		—		52

246		581		361		9,113

$73,308		$124,019		$103,891		$2,319,335

$74,740		$124,126		$102,577		$2,287,721
41		11		(20)		1,768
2,007		9,413		11,406		141,947
(3,480)		(9,531)		(10,072)		(112,101)

$73,308		$124,019		$103,891		$2,319,335

$5,055		$7,277		$6,660		$139,066
71,395		125,578		107,144		2,293,936
—		—		—		—

American Funds Insurance Series

Statements of assets and liabilities at June 30, 2015

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$1,601,903	$1,781,093	$7,183,398	$3,605,555	$1,579,120
Shares outstanding	59,537	63,460	105,985	178,174	77,599
Net asset value per share	$26.91	$28.07	$67.78	$20.24	$20.35
Class 2:
Net assets	$4,040,921	$2,925,553	$15,188,270	$4,442,564	$1,073,314
Shares outstanding	151,474	106,334	225,389	220,454	53,265
Net asset value per share	$26.68	$27.51	$67.39	$20.15	$20.15
Class 3:
Net assets			$206,450	$37,412
Shares outstanding			3,033	1,847
Net asset value per share			$68.07	$20.25
Class 4:
Net assets	$49,833	$24,417	$47,636	$38,334	$121,146
Shares outstanding	1,868	878	709	1,911	6,013
Net asset value per share	$26.69	$27.80	$67.17	$20.06	$20.15

	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$1,104,081	$283,180	$1,524,203	$43,502
Shares outstanding	103,781	26,659	123,169	3,860
Net asset value per share	$10.64	$10.62	$12.37	$11.27
Class 2:
Net assets	$893,770	$54,695	$1,677,675	$305,200
Shares outstanding	85,202	5,162	136,990	27,662
Net asset value per share	$10.49	$10.59	$12.25	$11.03
Class 3:
Net assets	$14,320		$11,737	$7,507
Shares outstanding	1,343		947	674
Net asset value per share	$10.66		$12.39	$11.14
Class 4:
Net assets	$4,228	$1,932	$24,573	$7,706
Shares outstanding	380	183	2,000	688
Net asset value per share	$11.13	$10.55	$12.29	$11.21
Class P1:
Net assets					$250
Shares outstanding					21
Net asset value per share					$11.71
Class P2:
Net assets					$115,905
Shares outstanding					9,938
Net asset value per share					$11.66

*	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

						unaudited
						(dollars and shares in thousands, except per-share amounts)
Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder		Asset Allocation Fund	Global Balanced Fund		Bond Fund	Global Bond Fund

$3,652,859	$239,626	$10,988,259	$774,121	$29,261		$12,578,468	$41,134		$5,441,678	$1,205,168
276,622	18,188	235,731	46,908	2,997		604,443	3,687		503,220	108,033
$13.21	$13.17	$46.61	$16.50	$9.76		$20.81	$11.16		$10.81	$11.16

$3,500,618	$1,623,332	$13,875,443	$277,473	$1		$5,262,101	$179,656		$4,385,332	$1,314,534
267,738	123,554	300,298	16,881	—	*	255,193	16,150		410,655	118,468
$13.07	$13.14	$46.21	$16.44	$9.77		$20.62	$11.12		$10.68	$11.10

		$176,392				$38,019
		3,782				1,827
		$46.64				$20.81

$19,193	$3,047	$52,058	$29,941	$111,694		$72,891	$1		$42,279	$4,777
1,464	233	1,129	1,827	11,456		3,531	—	*	3,944	431
$13.11	$13.08	$46.12	$16.39	$9.75		$20.64	$11.12		$10.72	$11.07

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$119	$211	$307	$439,312
11	18	26	36,814
$10.33	$11.42	$11.73	$11.93

$73,189	$123,808	$103,584	$1,880,023
7,114	10,887	8,867	157,879
$10.29	$11.37	$11.68	$11.91

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2015

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$50,450	$21,224	$152,267	$93,162	$22,298
Interest	200	295	599	1,303	5,482

	50,650	21,519	152,866	94,465	27,780

Fees and expenses*:
Investment advisory services	14,819	15,336	37,300	20,084	9,732
Distribution services	5,126	3,533	19,481	5,694	1,478
Insurance administrative services	41	20	43	34	115
Transfer agent services	— †	— †	1	— †	— †
Administrative services	284	221	1,142	403	135
Reports to shareholders	166	111	702	231	80
Registration statement and prospectus	9	8	36	12	41
Trustees’ compensation	28	20	110	39	13
Auditing and legal	8	6	12	22	23
Custodian	287	349	231	789	635
State and local taxes	—	—	—	—	—
Other	13	8	19	16	32

Total fees and expenses before reimbursement/waiver	20,781	19,612	59,077	27,324	12,284
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—	—	—	—

Total reimbursement/waiver of fees and expenses	—	—	—	—	—
Total fees and expenses after reimbursement/waiver	20,781	19,612	59,077	27,324	12,284

Net investment income (loss)	29,869	1,907	93,789	67,141	15,496

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on*:
Investments	288,936	379,963	1,008,768	512,150	(66,763)
Forward currency contracts	4,802	918	—	648	1,339
Interest rate swaps	—	—	—	—	—
Currency transactions	(5,057)	(241)	(1,662)	(1,068)	(381)

	288,681	380,640	1,007,106	511,730	(65,805)

Net unrealized appreciation (depreciation) on:
Investments	123,228	261,282	220,331	(153,841)	157,660
Forward currency contracts	(2,351)	(644)	—	(5,382)	(544)
Interest rate swaps	—	—	—	—	—
Credit default swaps	—	—	—	—	—
Currency translations	244	103	223	503	113

	121,121	260,741	220,554	(158,720)	157,229

Net realized gain (loss) and unrealized appreciation (depreciation)	409,802	641,381	1,227,660	353,010	91,424

Net increase (decrease) in net assets resulting from operations	$439,671	$643,288	$1,321,449	$420,151	$106,920

See end of statements of operations for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

							unaudited
							(dollars in thousands)
Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$91,946	$29,299	$231,477	$21,295	$2,164	$135,663	$2,391	$55	$—
182	382	2,408	722	117	57,429	811	111,082	35,921

92,128	29,681	233,885	22,017	2,281	193,092	3,202	111,137	35,921

14,423	5,676	33,771	3,346	272	24,523	720	17,751	6,715
4,580	2,096	17,940	358	109	6,842	225	5,641	1,688
18	3	50	31	109	63	—	45	5
— †	— †	1	— †	— †	1	— †	1	— †
365	95	1,267	53	5	887	11	486	128
134	29	617	12	1	542	2	243	45
9	3	38	17	12	187	3	14	20
35	9	123	5	— †	85	1	46	12
1	8	13	4	— †	5	5	2	9
126	150	377	133	8	10	19	64	301
—	—	—	—	—	—	1	—	—
6	8	21	36	— †	18	13	163	137

19,697	8,077	54,218	3,995	516	33,163	1,000	24,456	9,060

6	—	—	—	—	—	—	—	—

6	—	—	—	—	—	—	—	—
19,691	8,077	54,218	3,995	516	33,163	1,000	24,456	9,060

72,437	21,604	179,667	18,022	1,765	159,929	2,202	86,681	26,861

340,017	65,621	1,315,509	25,570	704	149,234	466	33,332	(45,208)
—	2,216	—	—	—	—	22	15,963	4,547
—	—	—	—	—	(2,582)	—	13,204	1,382
(7)	(95)	(345)	95	(3)	(117)	(63)	(150)	(3,072)

340,010	67,742	1,315,164	25,665	701	146,535	425	62,349	(42,351)

(421,514)	(23,415)	(728,756)	(8,081)	(2,907)	(139,410)	(800)	(173,130)	(50,337)
—	(1,056)	—	—	—	—	(141)	(4,081)	(1,081)
—	—	—	—	—	5,549	—	10,285	180
—	—	—	—	—	—	—	47	—
(4)	66	6	40	4	98	20	393	739

(421,518)	(24,405)	(728,750)	(8,041)	(2,903)	(133,763)	(921)	(166,486)	(50,499)

(81,508)	43,337	586,414	17,624	(2,202)	12,772	(496)	(104,137)	(92,850)

$(9,071)	$64,941	$766,081	$35,646	$(437)	$172,701	$1,706	$(17,456)	$(65,989)

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2015

	High- Income Bond Fund	Mortgage Fund		U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund		Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$13	$—		$—	$—		$155
Interest	63,571	2,165		19,902	149		— †

	63,584	2,165		19,902	149		155

Fees and expenses*:
Investment advisory services	4,635	706		5,592	577		121
Distribution services	1,172	68		2,153	392		121
Insurance administrative services	5	1		27	8		121
Transfer agent services	— †	—	†	— †	—	†	— †
Administrative services	100	17		168	18		—
Accounting and administrative services	—	—		—	—		27
Reports to shareholders	30	3		55	6		1
Registration statement and prospectus	4	10		5	—	†	15
Trustees’ compensation	10	1		16	2		— †
Auditing and legal	— †	—	†	1	—	†	— †
Custodian	12	1		5	1		6
State and local taxes	—	—		—	—		—
Other	33	7		10	—		22

Total fees and expenses before reimbursement/waiver	6,001	814		8,032	1,004		434
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—		—	—		43
Other	—	—		—	—		56

Total reimbursement/waiver of fees and expenses	—	—		—	—		99
Total fees and expenses after reimbursement/waiver	6,001	814		8,032	1,004		335

Net investment income (loss)	57,583	1,351		11,870	(855)		(180)

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on*:
Investments	(33,975)	1,336		31,841	—		247
Forward currency contracts	824	—		—	—		—
Interest rate swaps	3	139		17,662	—		—
Credit default swaps	178	—		—	—		—
Futures contracts	—	—		—	—		(2,647)
Currency transactions	(56)	—		—	—		(9)
Capital gain distributions received	—	—		—	—		21,515

	(33,026)	1,475		49,503	—		19,106

Net unrealized appreciation (depreciation) on:
Investments	11,739	(2,904)		(46,714)	11		(17,174)
Forward currency contracts	(151)	—		—	—		—
Interest rate swaps	35	2,592		11,355	—		—
Credit default swaps	(81)	—		—	—		—
Futures contracts	—	—		—	—		506
Currency translations	40	—		—	—		—

	11,582	(312)		(35,359)	11		(16,668)

Net realized gain (loss) and unrealized appreciation (depreciation)	(21,444)	1,163		14,144	11		2,438

Net increase (decrease) in net assets resulting from operations	$36,139	$2,514		$26,014	$(844)		$2,258

*	Additional information related to non-U.S. taxes, affiliated transactions and class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

					unaudited
			(dollars in thousands)
Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund

$247		$429	$280		$8,902
—	†	— †	—	†	6

247		429	280		8,908

75		148	113		2,710
75		148	113		2,287
75		148	113		2,710
—	†	— †	—	†	— †
—		—	—		—
26		27	26		50
—	†	1	—	†	21
9		19	15		356
—	†	1	—	†	10
—	†	— †	—	†	— †
6		6	6		6
1		1	—		—
8		28	18		126

275		527	404		8,276

27		51	39		926
42		65	53		244

69		116	92		1,170
206		411	312		7,106

41		18	(32)		1,802

186		2,178	601		955
—		—	—		—
—		—	—		—
—		—	—		—
(1,695)		(2,868)	(2,220)		(10,747)
(24)		(3)	(3)		(11)
3,720		11,298	13,419		151,808

2,187		10,605	11,797		142,005

(2,014)		(14,064)	(11,984)		(143,738)
—		—	—		—
—		—	—		—
—		—	—		—
161		379	331		—
—		—	—		—

(1,853)		(13,685)	(11,653)		(143,738)

334		(3,080)	144		(1,733)

$375		$(3,062)	$112		$69

American Funds Insurance Series

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30 2015[1]	Year ended December 31 2014	Six months ended June 30 2015[1]	Year ended December 31 2014	Six months ended June 30 2015[1]	Year ended December 31 2014
Operations:
Net investment income (loss)	$29,869	$51,867	$1,907	$7,363	$93,789	$217,653
Net realized gain (loss)	288,681	558,227	380,640	334,732	1,007,106	4,628,415
Net unrealized appreciation (depreciation)	121,121	(479,729)	260,741	(249,267)	220,554	(2,958,293)

Net increase (decrease) in net assets resulting from operations	439,671	130,365	643,288	92,828	1,321,449	1,887,775

Dividends and distributions paid to shareholders:
Dividends from net investment income	(10,780)	(68,881)	—	(8,225)	(26,693)	(224,482)
Distributions from net realized gain on investments	(539,533)	(559,317)	(331,551)	(18,741)	(4,626,506)	(1,119,414)

Total dividends and distributions paid to shareholders	(550,313)	(628,198)	(331,551)	(26,966)	(4,653,199)	(1,343,896)

Net capital share transactions	234,454	178,506	258,782	(105,588)	3,194,539	(1,339,113)

Total increase (decrease) in net assets	123,812	(319,327)	570,519	(39,726)	(137,211)	(795,234)
Net assets:
Beginning of period	5,568,845	5,888,172	4,160,544	4,200,270	22,762,965	23,558,199

End of period	$5,692,657	$5,568,845	$4,731,063	$4,160,544	$22,625,754	$22,762,965

Undistributed (distributions in excess of) net investment income	$23,929	$4,840	$(18,850)	$(20,757)	$93,077	$25,981

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Six months ended June 30 2015[1]	Year ended December 31 2014	Six months ended June 30 2015[1]	Year ended December 31 2014[2]	Six months ended June 30 2015[1]	Year ended December 31 2014
Operations:
Net investment income (loss)	$18,022	$32,645	$1,765	$716	$159,929	$311,850
Net realized gain (loss)	25,665	24,882	701	(224)	146,535	1,260,965
Net unrealized appreciation (depreciation)	(8,041)	(92,467)	(2,903)	(1,060)	(133,763)	(654,181)

Net increase (decrease) in net assets resulting from operations	35,646	(34,940)	(437)	(568)	172,701	918,634

Dividends and distributions paid to shareholders:
Dividends from net investment income	(1,666)	(31,369)	(1,556)	(835)	(71,867)	(282,950)
Distributions from net realized gain on investments	(21,506)	(9,656)	—	(94)	(1,266,708)	(808,834)

Total dividends and distributions paid to shareholders	(23,172)	(41,025)	(1,556)	(929)	(1,338,575)	(1,091,784)

Net capital share transactions	60,851	129,868	67,783	76,663	1,554,485	1,418,325

Total increase (decrease) in net assets	73,325	53,903	65,790	75,166	388,611	1,245,175
Net assets:
Beginning of period	1,008,210	954,307	75,166	—	17,562,868	16,317,693

End of period	$1,081,535	$1,008,210	$140,956	$75,166	$17,951,479	$17,562,868

Undistributed (distributions in excess of) net investment income	$14,722	$(1,634)	$100	$(109)	$155,865	$67,803

See end of statements of changes for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

								(dollars in thousands)
International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund
Six months ended June 30 2015[1]	Year ended December 31 2014	Six months ended June 30 2015[1]	Year ended December 31 2014	Six months ended June 30 2015[1]	Year ended December 31 2014	Six months ended June 30 2015[1]	Year ended December 31 2014	Six months ended June 30 2015[1]	Year ended December 31 2014

$67,141	$105,714	$15,496	$30,392	$72,437	$219,105	$21,604	$63,105	$179,667	$352,891
511,730	865,143	(65,805)	150,040	340,010	737,778	67,742	191,803	1,315,164	3,612,305
(158,720)	(1,181,692)	157,229	(396,524)	(421,518)	25,004	(24,405)	(146,194)	(728,750)	(1,415,092)

420,151	(210,835)	106,920	(216,092)	(9,071)	981,887	64,941	108,714	766,081	2,550,104

(27,637)	(119,689)	(9,231)	(31,681)	(25,323)	(221,413)	(7,321)	(66,932)	(69,191)	(345,996)
(446,067)	—	(149,097)	(264,280)	(712,444)	—	—	—	(3,606,147)	(1,199,049)

(473,704)	(119,689)	(158,328)	(295,961)	(737,767)	(221,413)	(7,321)	(66,932)	(3,675,338)	(1,545,045)

465,564	(1,245,391)	243,510	390,346	646,624	(56,686)	(77,966)	(184,153)	2,637,861	(674,865)

412,011	(1,575,915)	192,102	(121,707)	(100,214)	703,788	(20,346)	(142,371)	(271,396)	330,194

7,711,854	9,287,769	2,581,478	2,703,185	7,272,884	6,569,096	1,886,351	2,028,722	25,363,548	25,033,354

$8,123,865	$7,711,854	$2,773,580	$2,581,478	$7,172,670	$7,272,884	$1,866,005	$1,886,351	$25,092,152	$25,363,548

$14,677	$(24,827)	$(6,310)	$(12,575)	$72,015	$24,901	$14,360	$77	$178,447	$67,971

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Six months ended June 30 2015[1]	Year ended December 31 2014	Six months ended June 30 2015[1]	Year ended December 31 2014	Six months ended June 30 2015[1]	Year ended December 31 2014	Six months ended June 30 2015[1]	Year ended December 31 2014	Six months ended June 30 2015[1]	Year ended December 31 2014

$2,202	$3,998	$86,681	$182,459	$26,861	$58,842	$57,583	$114,002	$1,351	$3,082
425	3,440	62,349	206,562	(42,351)	41,961	(33,026)	51,505	1,475	7,167
(921)	(4,235)	(166,486)	115,241	(50,499)	(60,877)	11,582	(152,358)	(312)	4,203

1,706	3,203	(17,456)	504,262	(65,989)	39,926	36,139	13,149	2,514	14,452

(274)	(2,876)	(34,666)	(196,026)	(1,846)	(38,880)	(19,652)	(116,796)	(795)	(2,963)
(782)	(5,479)	(192,440)	(3,424)	(69,034)	(22,998)	—	—	(4,268)	—

(1,056)	(8,355)	(227,106)	(199,450)	(70,880)	(61,878)	(19,652)	(116,796)	(5,063)	(2,963)

4,392	28,764	543,231	(6,277)	77,045	17,465	37,436	130,489	(2,452)	86,031

5,042	23,612	298,669	298,535	(59,824)	(4,487)	53,923	26,842	(5,001)	97,520

215,749	192,137	9,570,620	9,272,085	2,584,303	2,588,790	1,962,476	1,935,634	344,808	247,288

$220,791	$215,749	$9,869,289	$9,570,620	$2,524,479	$2,584,303	$2,016,399	$1,962,476	$339,807	$344,808

$1,570	$(358)	$81,284	$29,269	$24,658	$(357)	$54,565	$16,634	$1,288	$732

American Funds Insurance Series

Statements of changes in net assets

	U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund		Managed Risk Growth Fund
	Six months ended June 30 2015[1]	Year ended December 31 2014	Six months ended June 30 2015[1]	Year ended December 31 2014	Six months ended June 30 2015[1]	Year ended December 31 2014
Operations:
Net investment income (loss)	$11,870	$38,754	$(855)	$(2,052)	$(180)	$536
Net realized gain (loss)	49,503	48,326	— [3]	1	19,106	1,092
Net unrealized appreciation (depreciation)	(35,359)	86,330	11	3	(16,668)	(434)

Net increase (decrease) in net assets resulting from operations	26,014	173,410	(844)	(2,048)	2,258	1,194

Dividends and distributions paid to shareholders:
Dividends from net investment income	(5,684)	(41,683)	—	—	—	(534)
Distributions from net realized gain on investments	(27,146)	—	—	—	—	(1,328)

Total dividends and distributions paid to shareholders	(32,830)	(41,683)	—	—	—	(1,862)

Net capital share transactions	(228,809)	(57,173)	(30,306)	(62,920)	34,633	51,939

Total increase (decrease) in net assets	(235,625)	74,554	(31,150)	(64,968)	36,891	51,271
Net assets:
Beginning of period	3,473,813	3,399,259	395,065	460,033	79,264	27,993

End of period	$3,238,188	$3,473,813	$363,915	$395,065	$116,155	$79,264

Undistributed (distributions in excess of) net investment income	$11,590	$5,404	$(877)	$(22)	$(120)	$60

[1]	Unaudited.
[2]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[3]	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

						(dollars in thousands)
Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
Six months ended June 30 2015[1]	Year ended December 31 2014	Six months ended June 30 2015[1]	Year ended December 31 2014	Six months ended June 30 2015[1]	Year ended December 31 2014	Six months ended June 30 2015[1]	Year ended December 31 2014

$41	$485	$18	$2,247	$(32)	$641	$1,802	$20,101
2,187	96	10,605	(938)	11,797	1,387	142,005	54,138
(1,853)	(2,770)	(13,685)	2,283	(11,653)	(416)	(143,738)	(23,318)

375	(2,189)	(3,062)	3,592	112	1,612	69	50,921

(14)	(510)	(76)	(2,179)	—	(643)	(24,341)	(1,557)
—	—	—	—	—	(1,590)	(48,390)	—

(14)	(510)	(76)	(2,179)	—	(2,233)	(72,731)	(1,557)

26,840	31,920	29,050	70,335	28,013	52,232	335,028	1,100,535

27,201	29,221	25,912	71,748	28,125	51,611	262,366	1,149,899

46,107	16,886	98,107	26,359	75,766	24,155	2,056,969	907,070

$73,308	$46,107	$124,019	$98,107	$103,891	$75,766	$2,319,335	$2,056,969

$41	$14	$11	$69	$(20)	$12	$1,768	$24,307

American Funds Insurance Series

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 28 different funds (the “funds”). Twenty-three funds in the series are covered in this report. The other five funds in the series are covered in a separate report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman to implement the risk management strategy, which consists of using hedging instruments – primarily short positions on exchange-traded futures contracts – to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the series reserves the right to delay the implementation.

The investment objectives for each fund covered in this report are as follows:

Global Growth Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

Global Small Capitalization Fund — Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

Growth Fund — Seeks to invest in a wide range of companies that appear to offer superior opportunities for growth of capital.

International Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

New World Fund — Seeks long-term capital appreciation by investing in common stocks and bonds with significant exposure to countries that have developing economies and/or markets.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through investments in quality common stocks.

Global Growth and Income Fund — Seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

Growth-Income Fund — Seeks long-term growth of capital and income by investing in common stocks or other securities of companies located in the U.S. and around the world.

International Growth and Income Fund — Seeks to provide long-term growth of capital and current income by investing primarily in the stocks of larger, well-established companies outside the U.S., including countries that have developing economies and/or markets.

Capital Income Builder — Seeks to provide a level of current income exceeding the average yield on U.S. stocks generally and to provide a growing stream of income over the years.

Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing primarily in common stocks and fixed-income securities.

Global Balanced Fund — Seeks long-term growth of capital, conservation of principal and current income by investing in equity and debt securities in the U.S. and around the world.

Bond Fund — Seeks a high level of current income as is consistent with preservation of capital by investing primarily in bonds.

American Funds Insurance Series

Global Bond Fund — Seeks a high level of total return consistent with prudent investment management by investing primarily in a global portfolio of investment-grade bonds.

High-Income Bond Fund — Seeks a high level of current income and, secondarily, capital appreciation through a diversified portfolio consisting primarily of lower rated, higher risk corporate bonds.

Mortgage Fund — Seeks to provide current income and preservation of capital by investing primarily in mortgage-related securities.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital by investing primarily in securities guaranteed or sponsored by the U.S. government and the highest quality corporate bonds.

Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to provide long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either three or four share classes (Classes 1, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

American Funds Insurance Series

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2015 (dollars in thousands):

Global Growth Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,199,892	$—	$—	$1,199,892
Information technology	1,148,547	—	—	1,148,547
Consumer discretionary	1,022,503	—	—	1,022,503
Financials	800,650	—	—	800,650
Industrials	427,646	—	—	427,646
Consumer staples	390,914	—	—	390,914
Telecommunication services	163,980	—	—	163,980
Energy	142,915	—	—	142,915
Materials	116,906	—	—	116,906
Utilities	28,874	—	—	28,874
Miscellaneous	101,274	—	—	101,274
Preferred securities	135	—	—	135
Bonds, notes & other debt instruments	—	20,279	—	20,279
Short-term securities	—	165,752	—	165,752

Total	$5,544,236	$186,031	$—	$5,730,267

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$210	$—	$210
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,193)	—	(1,193)

Total	$—	$(983)	$—	$(983)

*	Securities with a value of $2,715,514,000, which represented 47.70% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$948,864	$8,429	$47	$957,340
Health care	891,177	12,635	6,039	909,851
Information technology	713,486	—	—	713,486
Industrials	504,871	2,855	—	507,726
Financials	299,232	—	—	299,232
Energy	177,251	—	8,399	185,650
Materials	151,697	—	23,642	175,339
Consumer staples	155,304	—	—	155,304
Utilities	89,539	—	—	89,539
Telecommunication services	5,278	—	—	5,278
Miscellaneous	229,826	102	—	229,928
Rights & warrants	619	10	1,991	2,620
Convertible stocks	—	—	6,481	6,481
Bonds, notes & other debt instruments	—	10,682	—	10,682
Short-term securities	—	508,114	—	508,114

Total	$4,167,144	$542,827	$46,599	$4,756,570

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$219	$—	$219
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(458)	—	(458)

Total	$—	$(239)	$—	$(239)

*	Securities with a value of $1,491,908,000, which represented 31.53% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Growth Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$4,533,042	$6,397	$—	$4,539,439
Information technology	4,385,993	—	—	4,385,993
Consumer discretionary	4,208,261	—	—	4,208,261
Financials	3,043,408	—	—	3,043,408
Consumer staples	1,851,554	—	—	1,851,554
Energy	1,592,902	—	3,370	1,596,272
Industrials	1,589,793	—	—	1,589,793
Other	370,797	—	1,013	371,810
Miscellaneous	129,992	—	—	129,992
Preferred securities	31	—	—	31
Rights & warrants	10,896	—	—	10,896
Convertible stocks	—	—	10,650	10,650
Short-term securities	—	854,125	—	854,125

Total	$21,716,669	$860,522	$15,033	$22,592,224

*	Securities with a value of $1,837,183,000, which represented 8.12% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

International Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,521,216	$—	$—	$1,521,216
Consumer discretionary	1,127,767	—	—	1,127,767
Health care	1,098,420	—	—	1,098,420
Information technology	918,817	—	—	918,817
Industrials	915,062	—	—	915,062
Consumer staples	388,334	—	—	388,334
Materials	350,068	7,815	—	357,883
Telecommunication services	299,365	—	—	299,365
Utilities	296,259	—	—	296,259
Energy	262,731	—	—	262,731
Miscellaneous	164,332	—	—	164,332
Rights & warrants	350	—	—	350
Bonds, notes & other debt instruments	—	75,349	—	75,349
Short-term securities	—	702,856	—	702,856

Total	$7,342,721	$786,020	$—	$8,128,741

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$216	$—	$216
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,497)	—	(1,497)

Total	$—	$(1,281)	$—	$(1,281)

*	Securities with a value of $6,223,223,000, which represented 76.60% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

New World Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$430,695	$—	$—	$430,695
Financials	404,515	1,919	33	406,467
Consumer discretionary	384,747	3,220	—	387,967
Consumer staples	238,923	—	—	238,923
Energy	211,932	—	—	211,932
Health care	203,140	—	—	203,140
Industrials	145,911	—	—	145,911
Telecommunication services	81,877	—	—	81,877
Materials	37,944	5,692	10,309	53,945
Utilities	44,250	—	—	44,250
Miscellaneous	132,159	4,625	—	136,784
Preferred securities	1,011	—	—	1,011
Rights & warrants	—	26,526	—	26,526
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	145,759	—	145,759
Corporate bonds & notes	—	27,613	—	27,613
U.S. Treasury bonds & notes	—	5,167	—	5,167
Short-term securities	—	228,371	—	228,371

Total	$2,317,104	$448,892	$10,342	$2,776,338

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$75	$—	$75
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(53)	—	(53)

Total	$—	$22	$—	$22

*	Securities with a value of $1,261,590,000, which represented 45.49% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,364,235	$—	$—	$1,364,235
Industrials	1,106,425	—	—	1,106,425
Information technology	1,037,092	—	—	1,037,092
Telecommunication services	790,568	—	—	790,568
Consumer staples	649,388	—	—	649,388
Energy	467,494	—	—	467,494
Consumer discretionary	371,478	—	—	371,478
Financials	281,807	—	—	281,807
Utilities	270,091	—	—	270,091
Materials	244,205	—	—	244,205
Miscellaneous	316,118	—	—	316,118
Short-term securities	—	288,635	—	288,635

Total	$6,898,901	$288,635	$—	$7,187,536

Global Growth and Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$420,780	$—	$—	$420,780
Consumer discretionary	244,774	4,127	—	248,901
Industrials	223,639	795	—	224,434
Information technology	205,806	—	—	205,806
Health care	200,509	—	—	200,509
Telecommunication services	147,807	—	—	147,807
Consumer staples	124,663	—	—	124,663
Materials	87,445	—	—	87,445
Energy	69,764	—	—	69,764
Utilities	68,094	—	—	68,094
Miscellaneous	10,087	1,364	—	11,451
Preferred securities	427	—	—	427
Bonds, notes & other debt instruments	—	9,664	—	9,664
Short-term securities	—	43,766	—	43,766

Total	$1,803,795	$59,716	$—	$1,863,511

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$227	$—	$227
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(19)	—	(19)

Total	$—	$208	$—	$208

*	Securities with a value of $787,048,000, which represented 42.18% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Growth-Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$4,700,566	$—	$—	$4,700,566
Information technology	3,683,626	—	—	3,683,626
Consumer discretionary	3,330,846	—	—	3,330,846
Industrials	2,406,933	—	—	2,406,933
Financials	2,241,685	—	—	2,241,685
Consumer staples	1,847,841	83,837	—	1,931,678
Materials	1,684,958	—	—	1,684,958
Energy	1,628,967	—	—	1,628,967
Telecommunication services	548,091	—	—	548,091
Utilities	269,055	—	—	269,055
Miscellaneous	1,253,064	—	—	1,253,064
Rights & warrants	3,412	—	—	3,412
Convertible stocks	—	6,264	—	6,264
Convertible bonds	—	33,292	—	33,292
Bonds, notes & other debt instruments	—	18,471	—	18,471
Short-term securities	—	1,341,274	—	1,341,274

Total	$23,599,044	$1,483,138	$—	$25,082,182

*	Securities with a value of $1,425,798,000, which represented 5.68% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

International Growth and Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$243,537	$—	$—	$243,537
Consumer discretionary	157,256	—	—	157,256
Consumer staples	125,865	—	—	125,865
Utilities	107,989	—	—	107,989
Health care	104,437	—	—	104,437
Industrials	60,746	—	—	60,746
Energy	54,577	—	—	54,577
Telecommunication services	48,351	—	—	48,351
Materials	32,641	—	—	32,641
Information technology	18,860	—	—	18,860
Miscellaneous	8,411	—	—	8,411
Convertible bonds	—	2,574	—	2,574
Bonds, notes & other debt instruments	—	21,400	—	21,400
Short-term securities	—	105,273	—	105,273

Total	$962,670	$129,247	$—	$1,091,917

*	Securities with a value of $729,905,000, which represented 67.49% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

American Funds Insurance Series

Capital Income Builder

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$21,298	$—	$—	$21,298
Consumer staples	17,492	—	—	17,492
Utilities	11,813	—	—	11,813
Energy	11,234	—	—	11,234
Telecommunication services	11,220	—	—	11,220
Health care	10,537	—	—	10,537
Consumer discretionary	10,345	—	—	10,345
Information technology	9,147	—	—	9,147
Industrials	6,276	—	—	6,276
Materials	4,766	—	—	4,766
Miscellaneous	1,236	—	—	1,236
Convertible stocks	470	—	—	470
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	10,000	—	10,000
Corporate bonds & notes	—	4,323	—	4,323
U.S. Treasury bonds & notes	—	3,927	—	3,927
Asset-backed obligations	—	1,838	—	1,838
Short-term securities	—	12,900	—	12,900

Total	$115,834	$32,988	$—	$148,822

*	Securities with a value of $53,150,000, which represented 37.71% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Asset Allocation Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,190,651	$—	$—	$2,190,651
Consumer discretionary	1,979,389	—	—	1,979,389
Financials	1,693,615	—	—	1,693,615
Health care	1,561,790	—	2,670	1,564,460
Industrials	1,555,876	4,545	1	1,560,422
Energy	1,042,481	—	—	1,042,481
Consumer staples	867,101	—	—	867,101
Materials	749,111	—	—	749,111
Telecommunication services	126,225	—	—	126,225
Miscellaneous	309,609	13,226	—	322,835
Convertible stocks	—	10,706	—	10,706
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	1,949,442	—	1,949,442
Corporate bonds & notes	—	1,388,594	22,208	1,410,802
Mortgage-backed obligations	—	695,524	—	695,524
Federal agency bonds & notes	—	281,937	—	281,937
Other	—	105,457	—	105,457
Short-term securities	—	1,764,689	—	1,764,689

Total	$12,075,848	$6,214,120	$24,879	$18,314,847

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$1,329	$—	$1,329
Liabilities:
Unrealized depreciation on interest rate swaps	—	(4,907)	—	(4,907)

Total	$—	$(3,578)	$—	$(3,578)

*	Securities with a value of $381,440,000, which represented 2.12% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Interest rate swaps are not included in the investment portfolio.

Global Balanced Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$23,053	$—	$—	$23,053
Industrials	20,788	23	—	20,811
Health care	19,012	—	—	19,012
Information technology	18,515	—	—	18,515
Consumer staples	18,492	—	—	18,492
Consumer discretionary	14,243	—	—	14,243
Energy	10,413	—	—	10,413
Materials	8,150	541	—	8,691
Telecommunication services	4,163	—	—	4,163
Utilities	2,373	—	—	2,373
Miscellaneous	213	—	—	213
Preferred securities	165	—	—	165
Convertible bonds	—	357	—	357
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	27,926	—	27,926
U.S. Treasury bonds & notes	—	19,557	—	19,557
Corporate bonds & notes	—	14,553	—	14,553
Mortgage-backed obligations	—	6,213	—	6,213
Asset-backed obligations	—	322	—	322
Short-term securities	—	15,000	—	15,000

Total	$139,580	$84,492	$—	$224,072

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$47	$—	$47
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(108)	—	(108)

Total	$—	$(61)	$—	$(61)

*	Securities with a value of $68,010,000, which represented 30.80% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,435,631	$—	$3,435,631
Corporate bonds & notes	—	3,005,163	1,369	3,006,532
Mortgage-backed obligations	—	1,918,374	—	1,918,374
Bonds & notes of governments & government agencies outside the U.S.	—	412,759	—	412,759
Federal agency bonds & notes	—	181,644	—	181,644
Other	—	175,822	—	175,822
Preferred securities	1,170	—	—	1,170
Common stocks	—	2,241	5	2,246
Short-term securities	—	1,738,083	—	1,738,083

Total	$1,170	$10,869,717	$1,374	$10,872,261

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,548	$—	$1,548
Unrealized appreciation on interest rate swaps	—	9,475	—	9,475
Unrealized appreciation on credit default swaps	—	47	—	47
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(767)	—	(767)
Unrealized depreciation on interest rate swaps	—	(6,651)	—	(6,651)

Total	$—	$3,652	$—	$3,652

*	Forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$316,055	$—	$316,055
Japanese yen	—	119,469	—	119,469
British pounds	—	105,982	—	105,982
Polish zloty	—	102,337	—	102,337
Mexican pesos	—	94,096	—	94,096
Hungarian forints	—	86,635	—	86,635
Indian rupees	—	63,084	—	63,084
Danish kroner	—	50,429	—	50,429
Malaysian ringgits	—	23,765	—	23,765
Norwegian kroner	—	18,765	—	18,765
Indonesian rupiah	—	18,013	—	18,013
U.S. dollars	—	1,349,527	2,339	1,351,866
Other	—	64,997	—	64,997
Convertible stocks	—	356	—	356
Common stocks	—	2,421	—	2,421
Short-term securities	—	197,822	—	197,822

Total	$—	$2,613,753	$2,339	$2,616,092

American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$2,730	$—	$2,730
Unrealized appreciation on interest rate swaps	—	669	—	669
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(2,976)	—	(2,976)
Unrealized depreciation on interest rate swaps	—	(664)	—	(664)

Total	$—	$(241)	$—	$(241)

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,731,908	$29,702	$1,761,610
Bonds & notes of governments & government agencies outside the U.S.	—	40,508	—	40,508
U.S. Treasury bonds & notes	—	26,371	—	26,371
Asset-backed obligations	—	2,988	—	2,988
Convertible bonds	—	5,017	—	5,017
Convertible stocks	8,454	6,425	—	14,879
Preferred securities	535	1,015	—	1,550
Common stocks	7,494	26,333	2,933	36,760
Short-term securities	—	98,791	—	98,791

Total	$16,483	$1,939,356	$32,635	$1,988,474

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$83	$—	$83
Unrealized appreciation on interest rate swaps	—	38	—	38
Liabilities:
Unrealized depreciation on interest rate swaps	—	(3)	—	(3)
Unrealized depreciation on credit default swaps	—	(81)	—	(81)

Total	$—	$37	$—	$37

[1]	Forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2015 (dollars in thousands):

	Beginning value at 1/1/2015	Transfers into Level 3[2]	Purchases	Sales	Net realized loss[3]	Unrealized appreciation[3]	Transfers out of Level 3[2]	Ending value at 6/30/2015
Investment securities	$14,115	$3,152	$22,274	$(6,458)	$(1,175)	$727	$—	$32,635

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2015[3]								$(533)

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized loss and unrealized appreciation (depreciation) are included in the related amounts on investments in the statement of operations.

American Funds Insurance Series

Unobservable inputs — The significant unobservable inputs used to value the fund’s Level 3 investments include financial multiples of publicly traded comparable companies, estimates of recovery allocation and financial performance, and calculated discounts for lack of marketability. The following table provides additional information used by the fund’s investment adviser to fair value securities with significant unobservable inputs (dollars in thousands):

	Value at 6/30/2015	Valuation techniques	Unobservable input(s)	Range	Impact to valuation from an increase in input*
		Unchanged vendor price	N/A	N/A	N/A
Bonds, notes & other debt instruments	$29,702	Cost	N/A	N/A	N/A
		Trading of similar issues adjusted for DLOM	DLOM	0%-5%	Decrease
		Estimated recovery	Recovery allocation	N/A	Increase
Common stocks	2,933	Enterprise valuation	EV/EBITDA multiple	6.0x	Increase

	$32,635

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

EV = Enterprise value

EBITDA = Earnings before income taxes, depreciation and amortization

DLOM = Discount for lack of marketability

Mortgage Fund

At June 30, 2015, all of the fund’s investments were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

At June 30, 2015, all of the fund’s investments were classified as Level 2.

Cash Management Fund

At June 30, 2015, all of the fund’s investment securities were classified as Level 2.

Managed Risk Growth Fund

At June 30, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At June 30, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At June 30, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At June 30, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2015, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange, interest rate and commodity price fluctuations.

American Funds Insurance Series

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions, and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks maybe more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

American Funds Insurance Series

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds, or bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While a fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in interest rate swaps —The use of interest rate swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to a fund. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, a fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of a fund’s initial investment.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates – i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

American Funds Insurance Series

Investing in money market securities — The values and liquidity of the securities held by a fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification — As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the risk management strategy of the managed risk fund.

Management — The managed risk funds are subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of individual underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and the respective underlying fund.

Investing in futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the fund seeks to close out a futures position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

American Funds Insurance Series

Initial margin is held at the clearinghouse or exchange for such futures contract, and variation margin is held intraday at the fund’s futures commission merchant (“FCM”) that buys or sells such futures contract. Any such amounts are subject to the risk that the party holding such cash defaults on its obligations during the time it is in possession of such cash and is unable to fund its obligation to, or on behalf of, the fund.

Hedging — Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the risk management strategy may not effectively protect the managed risk funds from market declines and will limit the managed risk funds’ participation in market gains. The use of the risk management strategy could cause a managed risk fund to underperform as compared to the underlying fund in certain rising market conditions.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by the Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Unfunded commitments — Some of the funds have participated in transactions that involve unfunded commitments, which may obligate them to lend additional sums based upon the terms of the loan agreement. As of June 30, 2015, the maximum exposure of unfunded loan commitments for Asset Allocation Fund, Global Bond Fund and High-Income Bond Fund was $10,686,000, $2,533,000 and $13,150,000, respectively, which would represent 0.06%, 0.10% and 0.65%, respectively, of the net assets of each fund should such commitments become due. Unrealized appreciation of $82,000, $19,000 and $101,000, respectively, is included in other payables in each fund’s statement of assets and liabilities and net unrealized appreciation on investments in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized

American Funds Insurance Series

gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of June 30, 2015, Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund, Global Growth and Income Fund, Global Balanced Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations. As of June 30, 2015, Asset Allocation Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund had open interest rate swaps.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in the statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations. As of June 30, 2015, Bond Fund and High-Income Bond Fund had open credit default swaps.

Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

American Funds Insurance Series

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. As of June 30, 2015, only Managed Risk Asset Allocation Fund did not hold any futures contracts.

American Funds Insurance Series

The following tables present the financial statement impacts resulting from the funds’ use of forward currency contracts, interest rate swaps, credit default swaps and/or futures contracts as of June 30, 2015 (dollars in thousands):

			Global Growth Fund	Global Small Capitalization Fund	International Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$210	$219	$216
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—

			$210	$219	$216

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$1,193	$458	$1,497
Forward currency	Currency	Payables for closed forward currency contracts	19	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—

			$1,212	$458	$1,497

Net realized gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$4,802	$918	$648
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—

			$4,802	$918	$648

Net unrealized depreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized depreciation on forward currency contracts	$(2,351)	$(644)	$(5,382)
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—

			$(2,351)	$(644)	$(5,382)

American Funds Insurance Series

			New World Fund	Global Growth and Income Fund	Asset Allocation Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$75	$227	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	1,329
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—

			$75	$227	$1,329

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$53	$19	$—
Forward currency	Currency	Payables for closed forward currency contracts	8	1	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	4,907
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—

			$61	$20	$4,907

Net realized gain (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$1,339	$2,216	$—
Interest rate swaps	Interest	Net realized loss on interest rate swaps	—	—	(2,582)
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—

			$1,339	$2,216	$(2,582)

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized depreciation on forward currency contracts	$(544)	$(1,056)	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	5,549
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—

			$(544)	$(1,056)	$5,549

See end of tables for footnote.

American Funds Insurance Series

			Global Balanced Fund	Bond Fund	Global Bond Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$47	$1,548	$2,730
Forward currency	Currency	Receivables for closed forward currency contracts	1	296	436
Interest rate swaps	Interest	Net unrealized appreciation*	—	9,475	669
Credit default swaps	Credit	Net unrealized appreciation*	—	47	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—

			$48	$11,366	$3,835

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$108	$767	$2,976
Forward currency	Currency	Payables for closed forward currency contracts	21	2	466
Interest rate swaps	Interest	Net unrealized depreciation*	—	6,651	664
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—

			$129	$7,420	$4,106

Net realized gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$22	$15,963	$4,547
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	13,204	1,382
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—

			$22	$29,167	$5,929

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized depreciation on forward currency contracts	$(141)	$(4,081)	$(1,081)
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	10,285	180
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	47	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—

			$(141)	$6,251	$(901)

American Funds Insurance Series

			High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$83	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	16	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	38	2,682	19,853
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—

			$137	$2,682	$19,853

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	3	896	16,135
Credit default swaps	Credit	Net unrealized depreciation*	81	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—

			$84	$896	$16,135

Net realized gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$824	$—	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	3	139	17,662
Credit default swaps	Credit	Net realized gain on credit default swaps	178	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—

			$1,005	$139	$17,662

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized depreciation on forward currency contracts	$(151)	$—	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	35	2,592	11,355
Credit default swaps	Credit	Net unrealized depreciation on credit default swaps	(81)	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—

			$(197)	$2,592	$11,355

See end of tables for footnote.

American Funds Insurance Series

			Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	69	26	260
Futures contracts	Currency	Net unrealized appreciation*	2	18	3

			$71	$44	$263

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	1	12	—
Futures contracts	Currency	Net unrealized depreciation*	2	20	5

			$3	$32	$5

Net realized loss	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized loss on futures contracts	(2,731)	(2,034)	(2,896)
Futures contracts	Currency	Net realized gain on futures contracts	84	339	28

			$(2,647)	$(1,695)	$(2,868)

Net unrealized appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	528	223	386
Futures contracts	Currency	Net unrealized depreciation on futures contracts	(22)	(62)	(7)

			$506	$161	$379

American Funds Insurance Series

			Managed Risk Growth-Income Fund	Managed Risk Asset Allocation Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—
Futures contracts	Equity	Net unrealized appreciation*	138	—
Futures contracts	Currency	Net unrealized appreciation*	1	—

			$139	$—

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—

			$—	$—

Net realized loss	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—
Futures contracts	Equity	Net realized loss on futures contracts	(2,252)	(10,915)
Futures contracts	Currency	Net realized gain on futures contracts	32	168

			$(2,220)	$(10,747)

Net unrealized appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	$—	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	342	—
Futures contracts	Currency	Net unrealized depreciation on futures contracts	(11)	—

			$331	$—

*	Includes cumulative appreciation (depreciation) on interest rate swaps, credit default swaps and/or futures contracts as reported in the applicable table(s) after each fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.

American Funds Insurance Series

Collateral — Funds that invest in forward currency contracts, interest rate swaps, credit default swaps and/or futures contracts participate in a collateral program. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For interest rate swaps, credit default swaps and futures contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party to the contract cannot meet its contractual obligations.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2015 (dollars in thousands) if close-out netting was exercised:

Global Growth Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of New York Mellon	$209	$—	$(209)	$—	$—
UBS AG	1	—	—	—	1

	$210	$—	$(209)	$—	$1

Liabilities:
Bank of America, N.A.	$1,159	$—	$—	$—	$1,159
Citibank	18	—	—	—	18
JPMorgan Chase	16	—	—	—	16
UBS AG	19	—	—	—	19

	$1,212	$—	$—	$—	$1,212

Global Small Capitalization Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Citibank	$197	$—	$—	$—	$197
HSBC Bank	21	—	—	—	21
UBS AG	1	(1)	—	—	—

	$219	$(1)	$—	$—	$218

Liabilities:
Bank of New York Mellon	$348	$—	$(348)	$—	$—
Barclays Bank PLC	12	—	—	—	12
UBS AG	98	(1)	—	—	97

	$458	$(1)	$(348)	$—	$109

See end of tables for footnote.

American Funds Insurance Series

International Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$205	$—	$—	$—	$205
UBS AG	11	(11)	—	—	—

	$216	$(11)	$—	$—	$205

Liabilities:
Barclays Bank PLC	$543	$—	$—	$—	$543
UBS AG	954	(11)	(680)	—	263

	$1,497	$(11)	$(680)	$—	$806

New World Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Citibank	$27	$(19)	$—	$—	$8
HSBC Bank	4	—	—	—	4
JPMorgan Chase	23	—	—	—	23
UBS AG	21	(13)	—	—	8

	$75	$(32)	$—	$—	$43

Liabilities:
Bank of America, N.A.	$21	$—	$—	$—	$21
Citibank	19	(19)	—	—	—
UBS AG	21	(13)	—	—	8

	$61	$(32)	$—	$—	$29

Global Growth and Income Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Citibank	$49	$—	$—	$—	$49
JPMorgan Chase	178	(2)	(176)	—	—

	227	(2)	$(176)	$—	$49

Liabilities:
Bank of America, N.A.	$6	$—	$—	$—	$6
HSBC Bank	10	—	—	—	10
JPMorgan Chase	2	(2)	—	—	—
UBS AG	1	—	—	—	1

	$19	$(2)	$—	$—	$17

American Funds Insurance Series

Global Balanced Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of New York Mellon	$11	$(1)	$—	$—	$10
Citibank	2	(2)	—	—	—
HSBC Bank	23	(23)	—	—	—
JPMorgan Chase	1	—	—	—	1
UBS AG	11	(11)	—	—	—

	$48	$(37)	$—	$—	$11

Liabilities:
Bank of America, N.A.	$12	$—	$—	$—	$12
Bank of New York Mellon	1	(1)	—	—	—
Citibank	26	(2)	—	—	24
HSBC Bank	42	(23)	—	—	19
JPMorgan Chase	9	—	—	—	9
UBS AG	39	(11)	—	—	28

	$129	$(37)	$—	$—	$92

Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Citibank	$283	$—	$(283)	$—	$—
HSBC Bank	830	(103)	—	—	727
JPMorgan Chase	731	(123)	(571)	—	37

	$1,844	$(226)	$(854)	$—	$764

Liabilities:
HSBC Bank	$103	$(103)	$—	$—	$—
JPMorgan Chase	125	(123)	(2)	—	—
UBS AG	541	—	(281)	—	260

	$769	$(226)	$(283)	$—	$260

See end of tables for footnote.

American Funds Insurance Series

Global Bond Fund

Counterparty		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$271	$—	$—	$—	$271
Citibank	1,150	(97)	(649)	—	404
HSBC Bank	1,357	(1,315)	—	—	42
JPMorgan Chase	56	(31)	(16)	—	9
UBS AG	332	(332)	—	—	—

	$3,166	$(1,775)	$(665)	$—	$726

Liabilities:
Citibank	$354	$(97)	$(257)	$—	$—
HSBC Bank	1,510	(1,315)	(195)	—	—
JPMorgan Chase	232	(31)	(201)	—	—
UBS AG	1,345	(332)	(1,013)	—	—

	$3,441	$(1,775)	$(1,666)	$—	$—

High-Income Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$6	$—	$—	$—	$6
JPMorgan Chase	93	—	—	—	93

	$99	$—	$—	$—	$99

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2015, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2011. Global Balanced Fund and Mortgage Fund are not subject to examination by U.S. federal tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by U.S. federal tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by U.S. federal tax authorities for tax years before 2014, the year the fund commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2010. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by state tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by state tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by state tax authorities for tax years before 2014, the year the fund commenced operations.

American Funds Insurance Series

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund and Global Growth and Income Fund for tax years before 2008; Growth-Income Fund for tax years before 2010; and International Growth and Income Fund and Global Balanced Fund for tax years before 2011. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; non-U.S. taxes on capital gains; paydowns on fixed-income securities; net capital losses; net operating losses; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables in this section, some of the funds had capital loss carryforwards available at December 31, 2014. These will be used to offset any capital gains realized by the funds in the current year or in subsequent years through the expiration dates. Funds with capital loss carryforwards will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The components of distributable earnings on a tax basis are reported as of December 31, 2014, the funds’ most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investment securities are reported as of June 30, 2015.

Additional tax basis disclosures are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
As of December 31, 2014:
Undistributed ordinary income	$59,303	$39,763	$26,481	$27,519	$46,283	$70,798
Late year ordinary loss deferral*	—	(1,480)	—	—	—	—
Undistributed long-term capital gain	490,905	291,621	4,626,374	445,795	111,831	665,817

As of June 30, 2015:
Gross unrealized appreciation on investment securities	1,675,334	1,602,299	7,939,516	1,701,904	493,590	1,709,619
Gross unrealized depreciation on investment securities	(175,981)	(435,985)	(583,708)	(437,870)	(244,309)	(225,029)
Net unrealized appreciation (depreciation) on investment securities	1,499,353	1,166,314	7,355,808	1,264,034	249,281	1,484,590

Cost of investment securities	4,230,914	3,590,256	15,236,416	6,864,707	2,527,057	5,702,946

American Funds Insurance Series

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
As of December 31, 2014:
Undistributed ordinary income	$7,207	$163,215	$1,651	$—	$208,311	$272
Late year ordinary loss deferral*	—	—	—	(10)	—	—
Undistributed long-term capital gain	—	3,511,162	21,495	—	1,126,260	779
Post-October capital loss deferral*	—	—	—	(316)	—	—
Capital loss carryforward:
Expiring 2017	(82,483)	—	—	—	—	—
Expiring 2018	(297)	—	—	—	—	—

	(82,780)	—	—	—	—	—

As of June 30, 2015:
Gross unrealized appreciation on investment securities	404,057	7,705,677	98,312	2,055	3,836,042	27,227
Gross unrealized depreciation on investment securities	(126,571)	(812,146)	(67,828)	(6,166)	(428,064)	(8,847)
Net unrealized appreciation (depreciation) on investment securities	277,486	6,893,531	30,484	(4,111)	3,407,978	18,380

Cost of investment securities	1,586,025	18,188,651	1,061,433	152,933	14,906,869	205,692

	Bond Fund	Global Bond Fund	High-Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
As of December 31, 2014:
Undistributed ordinary income	$189,634	$45,303	$19,480	$5,010	$29,066	$—
Undistributed long-term capital gain	36,263	25,248	—	—	3,636	—
Capital loss carryforward:
Expiring 2017	—	—	(45,026)	—	—	—

As of June 30, 2015:
Gross unrealized appreciation on investment securities	116,947	15,516	1,984	2,904	22,210	28
Gross unrealized depreciation on investment securities	(156,859)	(106,027)	(112,081)	(1,998)	(24,487)	(1)
Net unrealized appreciation (depreciation) on investment securities	(39,912)	(90,511)	(110,097)	906	(2,277)	27

Cost of investment securities	10,912,173	2,706,603	2,098,571	505,770	4,196,490	361,602

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2014:
Undistributed ordinary income	$—	$14	$70	$—	$24,307
Late year ordinary loss deferral*	(6)	—	—	(3)	—
Undistributed long-term capital gain	—	—	—	—	48,332
Post-October capital loss deferral*	(792)	—	—	(564)	—
Capital loss carryforward:
No expiration	—	(319)	(1,316)	—	—

As of June 30, 2015:
Gross unrealized depreciation on investment securities	(15,155)	(3,492)	(9,789)	(10,211)	(112,101)
Net unrealized appreciation (depreciation) on investment securities	(15,155)	(3,492)	(9,789)	(10,211)	(112,101)

Cost of investment securities	131,069	76,450	132,855	113,804	2,433,002

*	These deferrals are considered incurred in the subsequent year.

American Funds Insurance Series

The tax character of distributions paid to shareholders of each fund was as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$17,103	$137,199	$154,302	$21,714	$149,231	$170,945
Class 2	41,780	349,551	391,331	46,982	409,357	456,339
Class 4	505	4,175	4,680	185	729	914

Total	$59,388	$490,925	$550,313	$68,881	$559,317	$628,198

Global Small Capitalization Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$14,631	$107,277	$121,908	$4,791	$5,850	$10,641
Class 2	24,973	183,098	208,071	3,426	12,856	16,282
Class 4	189	1,383	1,572	8	35	43

Total	$39,793	$291,758	$331,551	$8,225	$18,741	$26,966

Growth Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$10,504	$1,460,328	$1,470,832	$101,536	$338,191	$439,727
Class 2	15,900	3,114,763	3,130,663	120,723	770,692	891,415
Class 3	239	42,040	42,279	2,019	10,176	12,195
Class 4	50	9,375	9,425	204	355	559

Total	$26,693	$4,626,506	$4,653,199	$224,482	$1,119,414	$1,343,896

International Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$13,031	$196,800	$209,831	$56,042	$—	$56,042
Class 2	14,361	245,172	259,533	62,808	—	62,808
Class 3	124	2,060	2,184	586	—	586
Class 4	121	2,035	2,156	253	—	253

Total	$27,637	$446,067	$473,704	$119,689	$—	$119,689

American Funds Insurance Series

New World Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$26,563	$63,241	$89,804	$22,533	$136,762	$159,295
Class 2	17,938	43,910	61,848	14,710	118,828	133,538
Class 4	1,940	4,736	6,676	712	2,416	3,128

Total	$46,441	$111,887	$158,328	$37,955	$258,006	$295,961

Blue Chip Income and Growth Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$36,950	$336,268	$373,218	$110,127	$—	$110,127
Class 2	34,384	328,339	362,723	111,072	—	111,072
Class 4	175	1,651	1,826	214	—	214

Total	$71,509	$666,258	$737,767	$221,413	$—	$221,413

Global Growth and Income Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$1,000	$—	$1,000	$7,433	$—	$7,433
Class 2	6,311	—	6,311	59,444	—	59,444
Class 4	10	—	10	55	—	55

Total	$7,321	$—	$7,321	$66,932	$—	$66,932

Growth-Income Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$73,752	$1,523,989	$1,597,741	$160,312	$481,640	$641,952
Class 2	88,691	1,955,599	2,044,290	182,884	707,921	890,805
Class 3	1,146	24,839	25,985	2,464	9,150	11,614
Class 4	318	7,004	7,322	336	338	674

Total	$163,907	$3,511,431	$3,675,338	$345,996	$1,199,049	$1,545,045

See end of tables for footnotes.

American Funds Insurance Series

International Growth and Income Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$1,286	$15,393	$16,679	$23,471	$7,090	$30,561
Class 2	347	5,535	5,882	7,334	2,491	9,825
Class 4	33	578	611	564	75	639

Total	$1,666	$21,506	$23,172	$31,369	$9,656	$41,025

Capital Income Builder

	Six months ended June 30, 2015					Year ended December 31, 2014*
Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid		Ordinary income		Long-term capital gains	Total dividends and distributions paid
Class 1	$345		$—	$345		$409		$—	$409
Class 2	—	†	—	—	†	—	†	—	—	†
Class 4	1,211		—	1,211		520		—	520

Total	$1,556		$—	$1,556		$929		$—	$929

Asset Allocation Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$149,147	$785,247	$934,394	$244,441	$487,101	$731,542
Class 2	61,265	335,062	396,327	104,039	252,911	356,950
Class 3	445	2,404	2,849	774	1,837	2,611
Class 4	779	4,226	5,005	434	247	681

Total	$211,636	$1,126,939	$1,338,575	$349,688	$742,096	$1,091,784

Global Balanced Fund

	Six months ended June 30, 2015						Year ended December 31, 2014
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class 1	$50		$142		$192		$559		$943		$1,502
Class 2	224		640		864		2,317		4,536		6,853
Class 4	—	†	—	†	—	†	—	†	—	†	—	†

Total	$274		$782		$1,056		$2,876		$5,479		$8,355

American Funds Insurance Series

Bond Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$105,213	$20,064	$125,277	$106,599	$1,717	$108,316
Class 2	84,402	16,478	100,880	88,930	1,704	90,634
Class 4	793	156	949	497	3	500

Total	$190,408	$36,698	$227,106	$196,026	$3,424	$199,450

Global Bond Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$21,903	$12,052	$33,955	$21,017	$10,164	$31,181
Class 2	23,532	13,266	36,798	17,806	12,830	30,636
Class 4	81	46	127	57	4	61

Total	$45,516	$25,364	$70,880	$38,880	$22,998	$61,878

High-Income Bond Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$10,854	$—	$10,854	$60,248	$—	$60,248
Class 2	8,619	—	8,619	55,536	—	55,536
Class 3	137	—	137	966	—	966
Class 4	42	—	42	46	—	46

Total	$19,652	$—	$19,652	$116,796	$—	$116,796

Mortgage Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$4,235	$—	$4,235	$2,595	$—	$2,595
Class 2	800	—	800	364	—	364
Class 4	28	—	28	4	—	4

Total	$5,063	$—	$5,063	$2,963	$—	$2,963

See end of tables for footnotes.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$14,060	$1,711	$15,771	$22,540	$—	$22,540
Class 2	14,822	1,904	16,726	18,675	—	18,675
Class 3	105	13	118	143	—	143
Class 4	189	26	215	325	—	325

Total	$29,176	$3,654	$32,830	$41,683	$—	$41,683

Managed Risk Growth Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$—	$—	$—	$2	$3	$5
Class P2	—	—	—	532	1,325	1,857

Total	$—	$—	$—	$534	$1,328	$1,862

Managed Risk International Fund

	Six months ended June 30, 2015					Year ended December 31, 2014
Share class	Ordinary income		Long-term capital gains	Total dividends paid		Ordinary income	Long-term capital gains	Total dividends paid
Class P1	$—	†	$—	$—	†	$2	$—	$2
Class P2	14		—	14		508	—	508

Total	$14		$—	$14		$510	$—	$510

Managed Risk Blue Chip Income and Growth Fund

	Six months ended June 30, 2015					Year ended December 31, 2014
Share class	Ordinary income		Long-term capital gains	Total dividends paid		Ordinary income	Long-term capital gains	Total dividends paid
Class P1	$—	†	$—	$—	†	$6	$—	$6
Class P2	76		—	76		2,173	—	2,173

Total	$76		$—	$76		$2,179	$—	$2,179

Managed Risk Growth-Income Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$—	$—	$—	$2	$3	$5
Class P2	—	—	—	641	1,587	2,228

Total	$—	$—	$—	$643	$1,590	$2,233

American Funds Insurance Series

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$4,644	$8,843	$13,487	$581	$—	$581
Class P2	19,697	39,547	59,244	976	—	976

Total	$24,341	$48,390	$72,731	$1,557	$—	$1,557

*	For the period May 1, 2014, commencement of operations, through December 31, 2014.
†	Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waiver — The series’ board of trustees approved an amended agreement for Blue Chip Income and Growth Fund effective February 1, 2015, decreasing the annual rates on daily net assets in excess of $6.5 billion to 0.360%. During the six months ended June 30, 2015, CRMC voluntarily reduced investment advisory services fees to the new breakpoint and rate in advance of the effective date of the amended agreement. CRMC is also waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the six months ended June 30, 2015, total investment advisory services fees waived by CRMC were $1,092,000.

American Funds Insurance Series

The range of rates and asset levels and the current annualized rates of average net assets for each fund, before and after any investment advisory services waivers, are as follows:

	Rates		Net asset level (in billions)		For the period ended June 30, 2015, before waiver	For the period ended June 30, 2015, after waiver
Fund	Beginning with	Ending with	Up to	In excess of
Global Growth Fund	.690%	.460%	$.6	$5.0	.52%	.52%
Global Small Capitalization Fund	.800	.635	.6	5.0	.69	.69
Growth Fund	.500	.280	.6	34.0	.32	.32
International Fund	.690	.430	.5	21.0	.50	.50
New World Fund	.850	.620	.5	2.5	.72	.72
Blue Chip Income and Growth Fund	.500	.360	.6	6.5	.40	.40
Global Growth and Income Fund	.690	.480	.6	3.0	.60	.60
Growth-Income Fund	.500	.219	.6	34.0	.27	.27
International Growth and Income Fund	.690	.530	.5	1.0	.63	.63
Capital Income Builder Fund	.500		all		.50	.50
Asset Allocation Fund	.500	.244	.6	13.0	.28	.28
Global Balanced Fund	.660	.510	.5	1.0	.66	.66
Bond Fund	.480	.330	.6	8.0	.37	.37
Global Bond Fund	.570	.450	1.0	3.0	.53	.53
High-Income Bond Fund	.500	.420	.6	2.0	.46	.46
Mortgage Fund	.420	.290	.6	3.0	.42	.42
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.33	.33
Cash Management Fund	.320	.270	1.0	2.0	.32	.32
Managed Risk Growth Fund	.250		all		.25	.18
Managed Risk International Fund	.250		all		.25	.18
Managed Risk Blue Chip Income and Growth Fund	.250		all		.25	.18
Managed Risk Growth-Income Fund	.250		all		.25	.18
Managed Risk Asset Allocation Fund	.250		all		.25	.18

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 2	0.25%	0.25%
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement that applies to all funds except the managed risk funds. Under the agreement, each share class pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

American Funds Insurance Series

Accounting and administrative services — The managed risk funds have a subadministration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Reimbursement of fees and expenses — CRMC is currently reimbursing a portion of other expenses for each of the managed risk funds so that each fund’s expenses do not exceed 0.28% of its respective average daily net assets. Other expenses exclude investment advisory services and distribution services fees. For the six months ended June 30, 2015, total expenses reimbursed by CRMC were $460,000.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$79
Class 2	5,084	—	203
Class 4	42	41	2

Total class-specific expenses	$5,126	$41	$284

Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$80
Class 2	3,513	—	140
Class 4	20	20	1

Total class-specific expenses	$3,533	$20	$221

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$360
Class 2	19,250	—	770
Class 3	188	—	10
Class 4	43	43	2

Total class-specific expenses	$19,481	$43	$1,142

International Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$175
Class 2	5,625	—	225
Class 3	35	—	2
Class 4	34	34	1

Total class-specific expenses	$5,694	$34	$403

New World Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$76
Class 2	1,363	—	54
Class 4	115	115	5

Total class-specific expenses	$1,478	$115	$135

Blue Chip Income and Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$181
Class 2	4,562	—	183
Class 4	18	18	1

Total class-specific expenses	$4,580	$18	$365

Global Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$11
Class 2	2,094	—	84
Class 4	2	3	—	*

Total class-specific expenses	$2,096	$3	$95

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$547
Class 2	17,725	—	709
Class 3	164	—	9
Class 4	51	50	2

Total class-specific expenses	$17,940	$50	$1,267

See end of tables for footnote.

American Funds Insurance Series

International Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$39
Class 2	327	—	13
Class 4	31	31	1

Total class-specific expenses	$358	$31	$53

Capital Income Builder

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$1
Class 2	—	—	—
Class 4	109	109	4

Total class-specific expenses	$109	$109	$5

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$613
Class 2	6,744	—	270
Class 3	35	—	2
Class 4	63	63	2

Total class-specific expenses	$6,842	$63	$887

Global Balanced Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$2
Class 2	225	—	9
Class 4	—	—	—

Total class-specific expenses	$225	$—	$11

Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$260
Class 2	5,596	—	224
Class 4	45	45	2

Total class-specific expenses	$5,641	$45	$486

Global Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$60
Class 2	1,683	—	68
Class 4	5	5	—	*

Total class-specific expenses	$1,688	$5	$128

High-Income Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$53
Class 2	1,153	—	46
Class 3	14	—	1
Class 4	5	5	—	*

Total class-specific expenses	$1,172	$5	$100

Mortgage Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$14
Class 2	67	—	3
Class 4	1	1	—	*

Total class-specific expenses	$68	$1	$17

U.S. Government/AAA-Rated Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$82
Class 2	2,115	—	84
Class 3	11	—	1
Class 4	27	27	1

Total class-specific expenses	$2,153	$27	$168

Cash Management Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$2
Class 2	378	—	15
Class 3	6	—	1
Class 4	8	8	—	*

Total class-specific expenses	$392	$8	$18

American Funds Insurance Series

Managed Risk Growth Fund

	Distribution services	Insurance administrative services
Class P1	$—	$—	*
Class P2	121	121

Total class-specific expenses	$121	$121

Managed Risk International Fund

	Distribution services	Insurance administrative services
Class P1	$—	$—	*
Class P2	75	75

Total class-specific expenses	$75	$75

Managed Risk Blue Chip Income and Growth Fund

	Distribution services	Insurance administrative services
Class P1	$—	$—	*
Class P2	148	148

Total class-specific expenses	$148	$148

*	Amount less than one thousand.

Managed Risk Growth-Income Fund

	Distribution services	Insurance administrative services
Class P1	$—	$—	*
Class P2	113	113

Total class-specific expenses	$113	$113

Managed Risk Asset Allocation Fund

	Distribution services	Insurance administrative services
Class P1	$—	$423
Class P2	2,287	2,287

Total class-specific expenses	$2,287	$2,710

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$25		$3		$28
Global Small Capitalization Fund	18		2		20
Growth Fund	100		10		110
International Fund	35		4		39
New World Fund	12		1		13
Blue Chip Income and Growth Fund	32		3		35
Global Growth and Income Fund	8		1		9
Growth-Income Fund	112		11		123
International Growth and Income Fund	5		—	*	5
Capital Income Builder	—	*	—	*	—	*
Asset Allocation Fund	77		8		85
Global Balanced Fund	1		—	*	1
Bond Fund	42		4		46
Global Bond Fund	11		1		12
High-Income Bond Fund	9		1		10
Mortgage Fund	1		—		1
U.S. Government/AAA-Rated Securities Fund	15		1		16
Cash Management Fund	2		—		2
Managed Risk Growth Fund	—	*	—	*	—	*
Managed Risk International Fund	—	*	—	*	—	*
Managed Risk Blue Chip Income and Growth Fund	1		—	*	1
Managed Risk Growth-Income Fund	—	*	—	*	—	*
Managed Risk Asset Allocation Fund	9		1		10

*	Amount less than one thousand.

American Funds Insurance Series

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$111,706	3,838	$154,301	5,671	$(190,815)	(6,641)	$75,192	2,868
Class 2	23,922	824	391,331	14,504	(289,649)	(10,106)	125,604	5,222
Class 4	30,615	1,043	4,681	174	(1,638)	(56)	33,658	1,161

Total net increase (decrease)	$166,243	5,705	$550,313	20,349	$(482,102)	(16,803)	$234,454	9,251

Year ended December 31, 2014
Class 1	$184,637	6,455	$170,945	6,260	$(174,151)	(6,124)	$181,431	6,591
Class 2	63,364	2,246	456,339	16,834	(541,744)	(19,183)	(22,041)	(103)
Class 4	19,507	693	914	33	(1,305)	(47)	19,116	679

Total net increase (decrease)	$267,508	9,394	$628,198	23,127	$(717,200)	(25,354)	$178,506	7,167

Global Small Capitalization Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$267,539	9,615	$121,908	4,341	$(131,877)	(4,579)	$257,570	9,377
Class 2	23,795	874	208,070	7,558	(242,647)	(8,848)	(10,782)	(416)
Class 4	11,422	402	1,572	57	(1,000)	(36)	11,994	423

Total net increase (decrease)	$302,756	10,891	$331,550	11,956	$(375,524)	(13,463)	$258,782	9,384

Year ended December 31, 2014
Class 1	$271,446	10,305	$10,641	409	$(129,888)	(4,940)	$152,199	5,774
Class 2	61,975	2,423	16,282	630	(344,027)	(13,338)	(265,770)	(10,285)
Class 4	11,043	422	43	1	(3,103)	(119)	7,983	304

Total net increase (decrease)	$344,464	13,150	$26,966	1,040	$(477,018)	(18,397)	$(105,588)	(4,207)

American Funds Insurance Series

Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$210,740	2,609	$1,467,621	21,403	$(564,924)	(6,845)	$1,113,437	17,167
Class 2	78,611	962	3,130,663	45,911	(1,189,046)	(14,524)	2,020,228	32,349
Class 3	212	3	42,279	614	(13,568)	(165)	28,923	452
Class 4	26,023	321	9,426	139	(3,498)	(47)	31,951	413

Total net increase (decrease)	$315,586	3,895	$4,649,989	68,067	$(1,771,036)	(21,581)	$3,194,539	50,381

Year ended December 31, 2014
Class 1	$427,546	5,435	$439,268	5,684	$(902,919)	(11,466)	$(36,105)	(347)
Class 2	161,775	2,066	891,416	11,588	(2,361,274)	(30,194)	(1,308,083)	(16,540)
Class 3	818	10	12,194	157	(26,290)	(333)	(13,278)	(166)
Class 4	19,956	255	559	7	(2,162)	(28)	18,353	234

Total net increase (decrease)	$610,095	7,766	$1,343,437	17,436	$(3,292,645)	(42,021)	$(1,339,113)	(16,819)

International Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$312,472	14,485	$209,831	10,276	$(168,516)	(7,842)	$353,787	16,919
Class 2	113,482	5,320	259,534	12,760	(282,137)	(13,195)	90,879	4,885
Class 3	429	20	2,184	107	(3,379)	(157)	(766)	(30)
Class 4	21,746	1,006	2,155	106	(2,237)	(104)	21,664	1,008

Total net increase (decrease)	$448,129	20,831	$473,704	23,249	$(456,269)	(21,298)	$465,564	22,782

Year ended December 31, 2014
Class 1	$380,142	17,940	$56,042	2,782	$(341,755)	(16,103)	$94,429	4,619
Class 2	227,750	10,810	62,808	3,135	(1,641,111)	(78,073)	(1,350,553)	(64,128)
Class 3	229	10	585	29	(7,077)	(334)	(6,263)	(295)
Class 4	17,887	843	253	13	(1,144)	(54)	16,996	802

Total net increase (decrease)	$626,008	29,603	$119,688	5,959	$(1,991,087)	(94,564)	$(1,245,391)	(59,002)

New World Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$125,289	5,888	$89,803	4,398	$(39,854)	(1,873)	$175,238	8,413
Class 2	21,304	1,009	61,849	3,058	(75,655)	(3,568)	7,498	499
Class 4	56,963	2,687	6,676	330	(2,865)	(137)	60,774	2,880

Total net increase (decrease)	$203,556	9,584	$158,328	7,786	$(118,374)	(5,578)	$243,510	11,792

Year ended December 31, 2014
Class 1	$324,674	13,748	$159,199	6,820	$(159,490)	(6,712)	$324,383	13,856
Class 2	67,274	3,007	133,538	5,749	(199,405)	(8,528)	1,407	228
Class 4	66,188	2,863	3,128	137	(4,760)	(202)	64,556	2,798

Total net increase (decrease)	$458,136	19,618	$295,865	12,706	$(363,655)	(15,442)	$390,346	16,882

See end of tables for footnotes.

American Funds Insurance Series

Blue Chip Income and Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$245,371	16,692	$370,355	27,373	$(126,679)	(8,596)	$489,047	35,469
Class 2	15,817	1,082	362,722	27,068	(232,944)	(15,883)	145,595	12,267
Class 4	12,944	884	1,826	136	(2,788)	(189)	11,982	831

Total net increase (decrease)	$274,132	18,658	$734,903	54,577	$(362,411)	(24,668)	$646,624	48,567

Year ended December 31, 2014
Class 1	$634,484	44,701	$109,528	7,600	$(357,453)	(25,605)	$386,559	26,696
Class 2	30,187	2,104	111,072	7,771	(593,568)	(42,833)	(452,309)	(32,958)
Class 4	11,406	792	215	15	(2,557)	(182)	9,064	625

Total net increase (decrease)	$676,077	47,597	$220,815	15,386	$(953,578)	(68,620)	$(56,686)	(5,637)

Global Growth and Income Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$43,816	3,283	$923	69	$(10,741)	(809)	$33,998	2,543
Class 2	13,884	1,045	6,312	475	(133,724)	(10,102)	(113,528)	(8,582)
Class 4	1,953	146	10	1	(399)	(31)	1,564	116

Total net increase (decrease)	$59,653	4,474	$7,245	545	$(144,864)	(10,942)	$(77,966)	(5,923)

Year ended December 31, 2014
Class 1	$34,831	2,706	$7,340	582	$(51,693)	(4,103)	$(9,522)	(815)
Class 2	29,379	2,291	59,444	4,718	(264,395)	(20,538)	(175,572)	(13,529)
Class 4	1,666	129	55	4	(780)	(61)	941	72

Total net increase (decrease)	$65,876	5,126	$66,839	5,304	$(316,868)	(24,702)	$(184,153)	(14,272)

Growth-Income Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$612,171	11,476	$1,592,596	33,528	$(766,646)	(14,194)	$1,438,121	30,810
Class 2	72,389	1,362	2,044,290	43,412	(957,730)	(18,035)	1,158,949	26,739
Class 3	488	9	25,985	547	(13,987)	(263)	12,486	293
Class 4	25,814	485	7,322	156	(4,831)	(89)	28,305	552

Total net increase (decrease)	$710,862	13,332	$3,670,193	77,643	$(1,743,194)	(32,581)	$2,637,861	58,394

Year ended December 31, 2014
Class 1	$1,350,590	26,045	$641,213	12,554	$(1,449,140)	(28,021)	$542,663	10,578
Class 2	146,775	2,843	890,805	17,580	(2,265,133)	(44,088)	(1,227,553)	(23,665)
Class 3	1,337	25	11,614	227	(29,526)	(570)	(16,575)	(318)
Class 4	28,729	553	674	13	(2,803)	(54)	26,600	512

Total net increase (decrease)	$1,527,431	29,466	$1,544,306	30,374	$(3,746,602)	(72,733)	$(674,865)	(12,893)

American Funds Insurance Series

International Growth and Income Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$11,463	690	$16,679	994	$(4,860)	(282)	$23,282	1,402
Class 2	33,146	1,912	5,882	352	(11,365)	(671)	27,663	1,593
Class 4	10,507	625	611	37	(1,212)	(73)	9,906	589

Total net increase (decrease)	$55,116	3,227	$23,172	1,383	$(17,437)	(1,026)	$60,851	3,584

Year ended December 31, 2014
Class 1	$135,449	7,581	$30,562	1,854	$(65,051)	(3,745)	$100,960	5,690
Class 2	16,759	964	9,825	597	(18,584)	(1,055)	8,000	506
Class 4	21,190	1,211	639	39	(921)	(52)	20,908	1,198

Total net increase (decrease)	$173,398	9,756	$41,026	2,490	$(84,556)	(4,852)	$129,868	7,394

Capital Income Builder

	Proceeds from initial capitalization			Sales[1]				Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares		Amount		Shares		Amount		Shares		Amount	Shares	Amount		Shares
Six months ended June 30, 2015
Class 1	$—	—		$9,125		911		$345		35		$(20)	(2)	$9,450		944
Class 2	—	—		—		—		—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 4	—	—		59,011		5,903		1,211		123		(1,889)	(188)	58,333		5,838

Total net increase (decrease)	$—	—		$68,136		6,814		$1,556		158		$(1,909)	(190)	$67,783		6,782

Year ended December 31, 2014[3]
Class 1	$19,998	2,000		$154		16		$409		41		$(36)	(4)	$20,525		2,053
Class 2	1	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	—	1		—	[2]
Class 4	1	—	[2]	56,746		5,678		520		53		(1,130)	(113)	56,137		5,618

Total net increase (decrease)	$20,000	2,000		$56,900		5,694		$929		94		$(1,166)	(117)	$76,663		7,671

Asset Allocation Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$723,130	32,235	$934,394	44,284	$(261,971)	(11,683)	$1,395,553	64,836
Class 2	56,639	2,541	396,327	18,954	(341,042)	(15,325)	111,924	6,170
Class 3	470	21	2,849	135	(2,471)	(109)	848	47
Class 4	43,512	1,958	5,005	239	(2,357)	(106)	46,160	2,091

Total net increase (decrease)	$823,751	36,755	$1,338,575	63,612	$(607,841)	(27,223)	$1,554,485	73,144

Year ended December 31, 2014
Class 1	$1,900,080	84,968	$731,542	33,258	$(1,038,802)	(46,153)	$1,592,820	72,073
Class 2	155,081	6,998	356,950	16,361	(715,536)	(32,277)	(203,505)	(8,918)
Class 3	1,259	57	2,611	118	(6,288)	(281)	(2,418)	(106)
Class 4	32,797	1,481	681	31	(2,050)	(94)	31,428	1,418

Total net increase (decrease)	$2,089,217	93,504	$1,091,784	49,768	$(1,762,676)	(78,805)	$1,418,325	64,467

See end of tables for footnotes.

American Funds Insurance Series

Global Balanced Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares
Six months ended June 30, 2015
Class 1	$4,297	376	$192		17		$(192)	(16)	$4,297		377
Class 2	8,929	789	864		77		(9,698)	(858)	95		8
Class 4	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]

Total net increase (decrease)	$13,226	1,165	$1,056		94		$(9,890)	(874)	$4,392		385

Year ended December 31, 2014
Class 1	$229	20	$1,503		134		$(127)	(11)	$1,605		143
Class 2	29,687	2,589	6,852		616		(9,380)	(820)	27,159		2,385
Class 4	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]

Total net increase (decrease)	$29,916	2,609	$8,355		750		$(9,507)	(831)	$28,764		2,528

Bond Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$572,795	51,253	$124,120	11,471	$(97,137)	(8,684)	$599,778	54,040
Class 2	57,023	5,185	100,880	9,437	(228,594)	(20,707)	(70,691)	(6,085)
Class 4	19,135	1,723	948	88	(5,939)	(535)	14,144	1,276

Total net increase (decrease)	$648,953	58,161	$225,948	20,996	$(331,670)	(29,926)	$543,231	49,231

Year ended December 31, 2014
Class 1	$754,186	68,208	$107,710	9,742	$(542,787)	(48,790)	$319,109	29,160
Class 2	177,278	16,106	90,634	8,290	(619,817)	(56,644)	(351,905)	(32,248)
Class 4	31,784	2,869	501	45	(5,766)	(522)	26,519	2,392

Total net increase (decrease)	$963,248	87,183	$198,845	18,077	$(1,168,370)	(105,956)	$(6,277)	(696)

Global Bond Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$84,372	7,240	$33,954	3,037	$(42,543)	(3,655)	$75,783	6,622
Class 2	20,250	1,745	36,798	3,309	(56,760)	(4,876)	288	178
Class 4	1,908	164	128	12	(1,062)	(91)	974	85

Total net increase (decrease)	$106,530	9,149	$70,880	6,358	$(100,365)	(8,622)	$77,045	6,885

Year ended December 31, 2014
Class 1	$241,123	19,710	$31,181	2,593	$(156,449)	(12,855)	$115,855	9,448
Class 2	24,571	2,029	30,636	2,560	(157,807)	(13,005)	(102,600)	(8,416)
Class 4	4,775	392	61	5	(626)	(52)	4,210	345

Total net increase (decrease)	$270,469	22,131	$61,878	5,158	$(314,882)	(25,912)	$17,465	1,377

American Funds Insurance Series

High-Income Bond Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$96,564	8,953	$10,854	1,017	$(28,153)	(2,618)	$79,265	7,352
Class 2	15,615	1,475	8,619	818	(68,150)	(6,410)	(43,916)	(4,117)
Class 3	1,317	123	137	13	(3,319)	(307)	(1,865)	(171)
Class 4	9,577	850	42	4	(5,667)	(501)	3,952	353

Total net increase (decrease)	$123,073	11,401	$19,652	1,852	$(105,289)	(9,836)	$37,436	3,417

Year ended December 31, 2014
Class 1	$226,447	20,029	$60,198	5,726	$(69,861)	(6,187)	$216,784	19,568
Class 2	27,460	2,460	55,536	5,341	(167,244)	(15,003)	(84,248)	(7,202)
Class 3	1,235	109	966	91	(4,384)	(388)	(2,183)	(188)
Class 4	5,476	487	46	4	(5,386)	(472)	136	19

Total net increase (decrease)	$260,618	23,085	$116,746	11,162	$(246,875)	(22,050)	$130,489	12,197

Mortgage Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$27,553	2,553	$4,234	399		$(38,427)	(3,584)	$(6,640)	(632)
Class 2	4,452	413	801	76		(2,555)	(237)	2,698	252
Class 4	1,911	178	28	3		(449)	(42)	1,490	139

Total net increase (decrease)	$33,916	3,144	$5,063	478		$(41,431)	(3,863)	$(2,452)	(241)

Year ended December 31, 2014
Class 1	$98,137	9,226	$2,596	243		$(16,394)	(1,558)	$84,339	7,911
Class 2	7,547	713	364	34		(6,687)	(633)	1,224	114
Class 4	978	92	3	—	[2]	(513)	(48)	468	44

Total net increase (decrease)	$106,662	10,031	$2,963	277		$(23,594)	(2,239)	$86,031	8,069

U.S. Government/AAA-Rated Securities Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$38,180	3,045	$15,772	1,276	$(250,764)	(20,027)	$(196,812)	(15,706)
Class 2	14,254	1,147	16,726	1,367	(65,206)	(5,260)	(34,226)	(2,746)
Class 3	389	31	117	9	(1,675)	(134)	(1,169)	(94)
Class 4	13,498	1,085	215	17	(10,315)	(830)	3,398	272

Total net increase (decrease)	$66,321	5,308	$32,830	2,669	$(327,960)	(26,251)	$(228,809)	(18,274)

Year ended December 31, 2014
Class 1	$137,157	11,139	$22,540	1,819	$(82,815)	(6,714)	$76,882	6,244
Class 2	28,567	2,357	18,675	1,521	(200,417)	(16,407)	(153,175)	(12,529)
Class 3	1,459	118	143	11	(3,611)	(293)	(2,009)	(164)
Class 4	41,142	3,315	325	26	(20,338)	(1,649)	21,129	1,692

Total net increase (decrease)	$208,325	16,929	$41,683	3,377	$(307,181)	(25,063)	$(57,173)	(4,757)

See end of tables for footnotes.

American Funds Insurance Series

Cash Management Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$6,660	590	$—	—	$(11,912)	(1,056)	$(5,252)	(466)
Class 2	55,265	5,004	—	—	(80,766)	(7,309)	(25,501)	(2,305)
Class 3	2,538	227	—	—	(2,598)	(233)	(60)	(6)
Class 4	9,459	843	—	—	(8,952)	(797)	507	46

Total net increase (decrease)	$73,922	6,664	$—	—	$(104,228)	(9,395)	$(30,306)	(2,731)

Year ended December 31, 2014
Class 1	$30,209	2,674	$—	—	$(38,206)	(3,382)	$(7,997)	(708)
Class 2	155,395	14,015	—	—	(217,194)	(19,587)	(61,799)	(5,572)
Class 3	4,241	379	—	—	(4,604)	(411)	(363)	(32)
Class 4	14,839	1,316	—	—	(7,600)	(674)	7,239	642

Total net increase (decrease)	$204,684	18,384	$—	—	$(267,604)	(24,054)	$(62,920)	(5,670)

Managed Risk Growth Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Amount		Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class P1	$107	9	$—	—		$(49)	(4)	$58	5
Class P2	35,517	3,053	—	—		(942)	(80)	34,575	2,973

Total net increase (decrease)	$35,624	3,062	$—	—		$(991)	(84)	$34,633	2,978

Year ended December 31, 2014
Class P1	$23	2	$5	—	[2]	$(6)	(1)	$22	1
Class P2	58,735	5,108	1,857	164		(8,675)	(742)	51,917	4,530

Total net increase (decrease)	$58,758	5,110	$1,862	164		$(8,681)	(743)	$51,939	4,531

Managed Risk International Fund

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Amount		Amount	Shares	Amount		Shares
Six months ended June 30, 2015
Class P1	$—	—	$—	[2]	—	[2]	$— [2]	— [2]	$—	[2]	—	[2]
Class P2	27,613	2,629	14		1		(787)	(74)	26,840		2,556

Total net increase (decrease)	$27,613	2,629	$14		1		$(787)	(74)	$26,840		2,556

Year ended December 31, 2014
Class P1	$14	1	$2		—	[2]	$— [2]	— [2]	$16		1
Class P2	38,069	3,583	508		50		(6,673)	(626)	31,904		3,007

Total net increase (decrease)	$38,083	3,584	$510		50		$(6,673)	(626)	$31,920		3,008

American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Amount		Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class P1	$1	—	[2]	$—	[2]	—	[2]	$(8)	— [2]	$(7)	—	[2]
Class P2	42,224	3,633		76		6		(13,243)	(1,139)	29,057	2,500

Total net increase (decrease)	$42,225	3,633		$76		6		$(13,251)	(1,139)	$29,050	2,500

Year ended December 31, 2014
Class P1	$86	7		$6		—	[2]	$(2)	— [2]	$90	7
Class P2	77,239	6,603		2,173		185		(9,167)	(776)	70,245	6,012

Total net increase (decrease)	$77,325	6,610		$2,179		185		$(9,169)	(776)	$70,335	6,019

Managed Risk Growth-Income Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Amount		Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class P1	$161	13	$—	—		$(1)	— [2]	$160	13
Class P2	31,466	2,680	—	—		(3,613)	(305)	27,853	2,375

Total net increase (decrease)	$31,627	2,693	$—	—		$(3,614)	(306)	$28,013	2,388

Year ended December 31, 2014
Class P1	$21	2	$5	—	[2]	$— [2]	— [2]	$26	2
Class P2	60,935	5,124	2,228	191		(10,957)	(913)	52,206	4,402

Total net increase (decrease)	$60,956	5,126	$2,233	191		$(10,957)	(913)	$52,232	4,404

Managed Risk Asset Allocation Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Amount	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class P1	$163,813	13,194	$13,487	1,107	$(201)	(16)	$177,099	14,285
Class P2	176,689	14,278	59,244	4,876	(78,004)	(6,323)	157,929	12,831

Total net increase (decrease)	$340,502	27,472	$72,731	5,983	$(78,205)	(6,339)	$335,028	27,116

Year ended December 31, 2014
Class P1	$158,370	13,095	$581	47	$(9)	(1)	$158,942	13,141
Class P2	996,253	82,884	976	80	(55,636)	(4,564)	941,593	78,400

Total net increase (decrease)	$1,154,623	95,979	$1,557	127	$(55,645)	(4,565)	$1,100,535	91,541

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	For the period May 1, 2014, commencement of operations, through December 31, 2014.

American Funds Insurance Series

9. Investment transactions and other disclosures

The following tables present additional information for the six months ended June 30, 2015 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$779,095	$631,826	$2,011,955	$1,375,263	$733,639	$1,059,930
Sales of investment securities*	939,403	924,196	3,282,986	1,521,579	432,692	1,073,314
Non-U.S. taxes paid on dividend income	4,717	1,142	4,905	9,232	1,965	879
Non-U.S. taxes paid on interest income	—	—	—	—	20	—
Non-U.S. taxes paid (refunded) on realized gains	308	5	—	(140)	2,002	—
Non-U.S. taxes provided on unrealized gains	4	—	—	2,958	146	—
Dividends from affiliated issuers	—	—	1,682	—	—	—
Net realized (loss) gain from affiliated issuers	—	(6,757)	1,203	—	—	—

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$277,958	$3,300,378	$272,811	$117,082	$6,976,655	$90,246
Sales of investment securities*	311,802	3,361,213	224,023	52,343	6,699,493	83,017
Non-U.S. taxes paid on dividend income	2,217	4,863	1,734	141	3,827	155
Non-U.S. taxes paid on interest income	—	—	33	—	—	7
Non-U.S. taxes paid on realized gains	—	2,965	—	—	—	3
Non-U.S. taxes provided on unrealized gains	347	122	287	—	108	15
Dividends from affiliated issuers	658	—	—	—	—	—
Net realized gain from affiliated issuers	—	—	—	—	—	—

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
Purchases of investment securities*	$14,988,859	$2,087,364	$667,880	$1,520,839	$9,827,489	$—
Sales of investment securities*	14,768,191	2,056,381	507,172	1,501,928	9,195,570	—
Non-U.S. taxes paid on dividend income	—	—	—	—	—	—
Non-U.S. taxes paid on interest income	233	171	16	—	—	—
Non-U.S. taxes paid on realized gains	214	101	—	—	—	—
Non-U.S. taxes provided on unrealized gains	8	22	12	—	—	—
Dividends from affiliated issuers	—	—	—	—	—	—
Net realized gain from affiliated issuers	—	—	—	—	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$54,286	$29,144	$49,421	$42,437	$414,835
Sales of investment securities*	2,179	2,777	13,182	4,543	7,133
Non-U.S. taxes paid on dividend income	—	—	—	—	—
Non-U.S. taxes paid on interest income	—	—	—	—	—
Non-U.S. taxes paid on realized gains	—	—	—	—	—
Non-U.S. taxes provided on unrealized gains	—	—	—	—	—
Dividends from affiliated issuers	155	247	429	280	8,902
Net realized gain from affiliated issuers	21,762	3,906	13,476	14,020	152,763

*	Excludes short-term securities and U.S. government obligations, if any.

American Funds Insurance Series

10. Ownership concentration

At June 30, 2015, CRMC held aggregate ownership of 14% and 17% of the outstanding shares of Capital Income Builder and Global Balanced Fund, respectively. The ownership represents the seed money invested in the funds when each fund began operations.

American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth Fund
Class 1:
6/30/15[3,4]	$27.48	$.18		$2.11	$2.29	$(.07)	$(2.79)	$(2.86)	$26.91	8.19%	$1,602		.55%[5]		1.23%[5]
12/31/14	30.11	.31	[6]	.40	.71	(.40)	(2.94)	(3.34)	27.48	2.52	1,558		.55		1.08	[6]
12/31/13	23.58	.31		6.62	6.93	(.40)	—	(.40)	30.11	29.51	1,508		.55		1.17
12/31/12	19.40	.30		4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466		.56		1.38
12/31/11	21.61	.29		(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277		.55		1.37
12/31/10	19.61	.30		2.04	2.34	(.34)	—	(.34)	21.61	12.04	1,227		.56		1.54
Class 2:
6/30/15[3,4]	27.30	.14		2.08	2.22	(.05)	(2.79)	(2.84)	26.68	8.01	4,041		.80	[5]	.98	[5]
12/31/14	29.92	.24	[6]	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31	3,992		.80		.85	[6]
12/31/13	23.44	.24		6.58	6.82	(.34)	—	(.34)	29.92	29.18	4,379		.80		.91
12/31/12	19.29	.24		4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723		.81		1.13
12/31/11	21.48	.24		(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535		.80		1.13
12/31/10	19.50	.25		2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308		.81		1.30
Class 4:
6/30/15[3,4]	27.34	.12		2.08	2.20	(.06)	(2.79)	(2.85)	26.69	7.90	50		1.05	[5]	.86	[5]
12/31/14	30.07	.07	[6]	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01	19		1.05		.26	[6]
12/31/13	23.58	.13		6.77	6.90	(.41)	—	(.41)	30.07	29.36	1		1.06		.43
12/31/12[3,7]	23.53	.01		.29	.30	(.25)	—	(.25)	23.58	1.27 [8]	—	[9]	.02	[2,8]	.04	[2,8]

Global Small Capitalization Fund
Class 1:
6/30/15[3,4]	$26.09	$.04		$4.02	$4.06	$—	$(2.08)	$(2.08)	$28.07	15.57%	$1,781		.73%[5]		.26%[5]
12/31/14	25.69	.09		.52	.61	(.09)	(.12)	(.21)	26.09	2.36	1,411		.74		.34
12/31/13	20.16	.04		5.70	5.74	(.21)	—	(.21)	25.69	28.60	1,241		.74		.17
12/31/12	17.28	.09		3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019		.75		.46
12/31/11	21.67	.07		(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795		.74		.36
12/31/10	18.00	.13		3.91	4.04	(.37)	—	(.37)	21.67	22.76	818		.75		.69
Class 2:
6/30/15[3,4]	25.64	—	[10]	3.95	3.95	—	(2.08)	(2.08)	27.51	15.41	2,926		.98	[5]	(.01)[5]
12/31/14	25.25	.03		.51	.54	(.03)	(.12)	(.15)	25.64	2.12	2,738		.99		.10
12/31/13	19.86	(.01)		5.60	5.59	(.20)	—	(.20)	25.25	28.28	2,955		.99		(.05)
12/31/12	17.04	.04		3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603		1.00		.20
12/31/11	21.35	.02		(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450		.99		.10
12/31/10	17.74	.08		3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189		1.00		.45
Class 4:
6/30/15[3,4]	25.92	(.03)		3.99	3.96	—	(2.08)	(2.08)	27.80	15.28	24		1.23	[5]	(.24)[5]
12/31/14	25.57	(.05)		.54	.49	(.02)	(.12)	(.14)	25.92	1.88	12		1.24		(.17)
12/31/13	20.16	(.12)		5.74	5.62	(.21)	—	(.21)	25.57	28.01	4		1.24		(.50)
12/31/12[3,7]	19.68	.01		.54	.55	(.07)	—	(.07)	20.16	2.80 [8]	—	[9]	.04	[2,8]	.04	[2,8]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth Fund
Class 1:
6/30/15[3,4]	$80.15	$.62		$4.37	$4.99	$(.12)	$(17.24)	$(17.36)	$67.78	5.99%	$7,183		.35%[5]		.99%[5]
12/31/14	78.54	.88	[6]	5.79	6.67	(1.16)	(3.90)	(5.06)	80.15	8.78	7,118		.35		1.12	[6]
12/31/13	60.90	.64		17.84	18.48	(.84)	—	(.84)	78.54	30.43	7,003		.35		.93
12/31/12	52.07	.63		8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116		.35		1.10
12/31/11	54.78	.45		(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426		.34		.81
12/31/10	46.45	.49		8.32	8.81	(.48)	—	(.48)	54.78	19.01	8,011		.34		1.02
Class 2:
6/30/15[3,4]	79.84	.46		4.42	4.88	(.09)	(17.24)	(17.33)	67.39	5.85	15,188		.60	[5]	.74	[5]
12/31/14	77.94	.68	[6]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51	15,413		.60		.87	[6]
12/31/13	60.45	.47		17.68	18.15	(.66)	—	(.66)	77.94	30.11	16,334		.60		.68
12/31/12	51.68	.47		8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911		.60		.83
12/31/11	54.35	.30		(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701		.59		.55
12/31/10	46.10	.36		8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896		.59		.76
Class 3:
6/30/15[3,4]	80.47	.51		4.43	4.94	(.10)	(17.24)	(17.34)	68.07	5.87	207		.53	[5]	.81	[5]
12/31/14	78.62	.74	[6]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58	208		.53		.94	[6]
12/31/13	60.97	.52		17.84	18.36	(.71)	—	(.71)	78.62	30.20	216		.53		.75
12/31/12	52.13	.53		8.83	9.36	(.52)	—	(.52)	60.97	17.97	189		.53		.92
12/31/11	54.82	.34		(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189		.52		.62
12/31/10	46.49	.40		8.31	8.71	(.38)	—	(.38)	54.82	18.76	232		.52		.82
Class 4:
6/30/15[3,4]	79.74	.37		4.39	4.76	(.09)	(17.24)	(17.33)	67.17	5.72	48		.85	[5]	.51	[5]
12/31/14	78.32	.37	[6]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25	24		.85		.47	[6]
12/31/13	60.90	.29		17.90	18.19	(.77)	—	(.77)	78.32	29.96	5		.85		.40
12/31/12[3,7]	60.55	.03		.78	.81	(.46)	—	(.46)	60.90	1.33 [8]	—	[9]	.02	[2,8]	.05	[2,8]

International Fund
Class 1:
6/30/15[3,4]	$20.35	$.19		$.96	$1.15	$(.08)	$(1.18)	$(1.26)	$20.24	5.58%	$3,606		.54%[5]		1.81%[5]
12/31/14	21.22	.30		(.81)	(.51)	(.36)	—	(.36)	20.35	(2.41)	3,282		.54		1.43
12/31/13	17.68	.27		3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324		.54		1.41
12/31/12	15.21	.30		2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618		.54		1.81
12/31/11	18.05	.35		(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314		.53		2.03
12/31/10	17.17	.28		.99	1.27	(.39)	—	(.39)	18.05	7.52	3,490		.53		1.69
Class 2:
6/30/15[3,4]	20.29	.16		.95	1.11	(.07)	(1.18)	(1.25)	20.15	5.40	4,443		.79	[5]	1.55	[5]
12/31/14	21.15	.25		(.81)	(.56)	(.30)	—	(.30)	20.29	(2.65)	4,374		.79		1.19
12/31/13	17.62	.22		3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916		.79		1.15
12/31/12	15.16	.26		2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465		.79		1.57
12/31/11	17.98	.31		(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210		.78		1.81
12/31/10	17.11	.24		.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615		.78		1.46
Class 3:
6/30/15[3,4]	20.38	.17		.95	1.12	(.07)	(1.18)	(1.25)	20.25	5.43	37		.72	[5]	1.61	[5]
12/31/14	21.24	.27		(.82)	(.55)	(.31)	—	(.31)	20.38	(2.56)	38		.72		1.28
12/31/13	17.70	.23		3.59	3.82	(.28)	—	(.28)	21.24	21.67	46		.72		1.22
12/31/12	15.23	.27		2.47	2.74	(.27)	—	(.27)	17.70	17.97	44		.72		1.65
12/31/11	18.05	.33		(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43		.71		1.90
12/31/10	17.18	.26		.97	1.23	(.36)	—	(.36)	18.05	7.26	61		.71		1.54
Class 4:
6/30/15[3,4]	20.23	.15		.93	1.08	(.07)	(1.18)	(1.25)	20.06	5.27	38		1.04	[5]	1.43	[5]
12/31/14	21.16	.07		(.68)	(.61)	(.32)	—	(.32)	20.23	(2.88)	18		1.04		.31
12/31/13	17.68	(.01)		3.79	3.78	(.30)	—	(.30)	21.16	21.48	2		1.04		(.07)
12/31/12[3,7]	17.79	.01		.16	.17	(.28)	—	(.28)	17.68	.98 [8]	—	[9]	.02	[2,8]	.05	[2,8]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

New World Fund
Class 1:
6/30/15[3,4]	$20.72	$.13		$.74	$.87	$(.08)	$(1.16)	$(1.24)	$20.35	4.15%	$1,579		.79%[5]		1.27%[5]
12/31/14	25.08	.29	[6]	(1.92)	(1.63)	(.29)	(2.44)	(2.73)	20.72	(7.63)	1,433		.78		1.23	[6]
12/31/13	22.93	.34		2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388		.78		1.45
12/31/12	19.65	.33		3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140		.79		1.54
12/31/11	23.28	.36		(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826		.78		1.62
12/31/10	20.04	.37		3.25	3.62	(.38)	—	(.38)	23.28	18.20	774		.80		1.76
Class 2:
6/30/15[3,4]	20.54	.10		.74	.84	(.07)	(1.16)	(1.23)	20.15	4.04	1,074		1.04	[5]	1.00	[5]
12/31/14	24.88	.24	[6]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084		1.03		1.01	[6]
12/31/13	22.75	.28		2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307		1.03		1.22
12/31/12	19.50	.28		3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.31
12/31/11	23.09	.30		(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350		1.03		1.37
12/31/10	19.89	.31		3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739		1.05		1.52
Class 4:
6/30/15[3,4]	20.56	.09		.73	.82	(.07)	(1.16)	(1.23)	20.15	3.94	121		1.29	[5]	.89	[5]
12/31/14	24.99	.09	[6]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64		1.28		.40	[6]
12/31/13	22.93	.14		2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8		1.29		.56
12/31/12[3,7]	22.83	.01		.35	.36	(.26)	—	(.26)	22.93	1.58 [8]	—	[9]	.04	[2,8]	.04	[2,8]

Blue Chip Income and Growth Fund
Class 1:
6/30/15[3,4]	$14.69	$.15		$(.12)	$.03	$(.06)	$(1.45)	$(1.51)	$13.21	(.07)%	$3,653		.41%[5]		2.11%[5]
12/31/14	13.12	.46	[6]	1.59	2.05	(.48)	—	(.48)	14.69	15.69	3,542		.42		3.31	[6]
12/31/13	10.05	.27		3.06	3.33	(.26)	—	(.26)	13.12	33.26	2,814		.42		2.27
12/31/12	9.00	.24		1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357		.43		2.41
12/31/11	9.25	.19		(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992		.42		2.08
12/31/10	8.37	.18		.87	1.05	(.17)	—	(.17)	9.25	12.61	674		.44		2.10
Class 2:
6/30/15[3,4]	14.57	.14		(.14)	—	(.05)	(1.45)	(1.50)	13.07	(.27)	3,501		.66	[5]	1.86	[5]
12/31/14	13.02	.44	[6]	1.55	1.99	(.44)	—	(.44)	14.57	15.36	3,722		.67		3.14	[6]
12/31/13	9.97	.23		3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755		.67		2.03
12/31/12	8.93	.21		1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382		.68		2.17
12/31/11	9.18	.17		(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340		.67		1.83
12/31/10	8.31	.16		.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677		.69		1.87
Class 4:
6/30/15[3,4]	14.63	.12		(.14)	(.02)	(.05)	(1.45)	(1.50)	13.11	(.39)	19		.91	[5]	1.60	[5]
12/31/14	13.12	.34	[6]	1.63	1.97	(.46)	—	(.46)	14.63	15.13	9		.92		2.33	[6]
12/31/13	10.05	.18		3.15	3.33	(.26)	—	(.26)	13.12	33.27	—	[9]	.86		1.39
12/31/12[3,7]	10.20	.01		.03	.04	(.19)	—	(.19)	10.05	.38 [8]	—	[9]	.02	[2,8]	.10	[2,8]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth and Income Fund
Class 1:
6/30/15[3,4]	$12.78	$.13		$.32	$.45	$(.06)	$—	$(.06)	$13.17	3.49%	$240		.63%[5]		1.92%[5]
12/31/14	12.53	.43	[6]	.31	.74	(.49)	—	(.49)	12.78	6.00	200		.63		3.34	[6]
12/31/13	10.56	.39		2.00	2.39	(.42)	—	(.42)	12.53	22.81	206		.62		3.35
12/31/12	9.20	.25		1.39	1.64	(.28)	—	(.28)	10.56	17.93	180		.62		2.56
12/31/11	9.96	.28		(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161		.61		2.86
12/31/10	9.14	.23		.85	1.08	(.26)	—	(.26)	9.96	12.02	171		.61		2.54
Class 2:
6/30/15[3,4]	12.75	.15		.29	.44	(.05)	—	(.05)	13.14	3.45	1,623		.88	[5]	2.25	[5]
12/31/14	12.51	.41	[6]	.29	.70	(.46)	—	(.46)	12.75	5.64	1,685		.88		3.22	[6]
12/31/13	10.54	.36		2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822		.87		3.09
12/31/12	9.19	.23		1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837		.87		2.31
12/31/11	9.94	.25		(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839		.86		2.60
12/31/10	9.12	.21		.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130		.86		2.28
Class 4:
6/30/15[3,4]	12.71	.14		.28	.42	(.05)	—	(.05)	13.08	3.30	3		1.13	[5]	2.12	[5]
12/31/14	12.50	.30	[6]	.37	.67	(.46)	—	(.46)	12.71	5.41	1		1.13		2.30	[6]
12/31/13	10.55	.28		2.09	2.37	(.42)	—	(.42)	12.50	22.60	1		1.12		2.27
12/31/12[3,7]	10.64	.01		.13	.14	(.23)	—	(.23)	10.55	1.27 [8]	—	[9]	.03	[2,8]	.08	[2,8]

Growth-Income Fund
Class 1:
6/30/15[3,4]	$52.76	$.41		$1.37	$1.78	$(.16)	$(7.77)	$(7.93)	$46.61	3.09%	$10,988		.29%[5]		1.56%[5]
12/31/14	50.72	.81		4.57	5.38	(.80)	(2.54)	(3.34)	52.76	10.91	10,812		.29		1.56
12/31/13	38.48	.66		12.31	12.97	(.73)	—	(.73)	50.72	33.82	9,857		.29		1.49
12/31/12	33.27	.66		5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782		.29		1.79
12/31/11	34.47	.61		(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496		.28		1.77
12/31/10	31.37	.56		3.10	3.66	(.56)	—	(.56)	34.47	11.72	9,370		.29		1.76
Class 2:
6/30/15[3,4]	52.41	.35		1.36	1.71	(.14)	(7.77)	(7.91)	46.21	2.97	13,876		.54	[5]	1.31	[5]
12/31/14	50.40	.67		4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63	14,337		.54		1.31
12/31/13	38.24	.55		12.23	12.78	(.62)	—	(.62)	50.40	33.50	14,980		.54		1.25
12/31/12	33.07	.56		5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403		.54		1.53
12/31/11	34.25	.52		(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235		.53		1.52
12/31/10	31.18	.48		3.07	3.55	(.48)	—	(.48)	34.25	11.43	16,668		.54		1.52
Class 3:
6/30/15[3,4]	52.82	.37		1.37	1.74	(.15)	(7.77)	(7.92)	46.64	3.00	176		.47	[5]	1.38	[5]
12/31/14	50.77	.71		4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71	185		.47		1.38
12/31/13	38.52	.58		12.32	12.90	(.65)	—	(.65)	50.77	33.58	193		.47		1.32
12/31/12	33.30	.59		5.26	5.85	(.63)	—	(.63)	38.52	17.59	168		.47		1.60
12/31/11	34.49	.55		(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172		.46		1.59
12/31/10	31.39	.50		3.09	3.59	(.49)	—	(.49)	34.49	11.50	209		.47		1.59
Class 4:
6/30/15[3,4]	52.39	.29		1.35	1.64	(.14)	(7.77)	(7.91)	46.12	2.84	52		.79	[5]	1.09	[5]
12/31/14	50.56	.58		4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34	30		.79		1.11
12/31/13	38.47	.45		12.33	12.78	(.69)	—	(.69)	50.56	33.32	3		.79		.96
12/31/12[3,7]	38.65	.01		.39	.40	(.58)	—	(.58)	38.47	1.02 [8]	—	[9]	.01	[2,8]	.03	[2,8]
See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

International Growth and Income Fund
Class 1:
6/30/15[3,4]	$16.27	$.29		$.31	$.60	$(.03)	$(.34)	$(.37)	$16.50	3.61%	$774		.68%[5]		3.49%[5]
12/31/14	17.48	.58	[6]	(1.09)	(.51)	(.53)	(.17)	(.70)	16.27	(2.93)	740		.68		3.32	[6]
12/31/13	15.29	.44		2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39	696		.69		2.63
12/31/12	13.40	.37		1.89	2.26	(.37)	—	(.37)	15.29	16.84	203		.74		2.50
12/31/11	15.25	.47		(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35		.73		3.17
12/31/10	14.92	.38		.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32		.74		2.61
Class 2:
6/30/15[3,4]	16.22	.27		.31	.58	(.02)	(.34)	(.36)	16.44	3.52	278		.93	[5]	3.21	[5]
12/31/14	17.43	.56	[6]	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248		.93		3.21	[6]
12/31/13	15.25	.38		2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257		.94		2.28
12/31/12	13.37	.40		1.81	2.21	(.33)	—	(.33)	15.25	16.50	225		.99		2.77
12/31/11	15.21	.42		(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199		.98		2.89
12/31/10	14.90	.35		.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180		.99		2.37
Class 4:
6/30/15[3,4]	16.19	.26		.30	.56	(.02)	(.34)	(.36)	16.39	3.39	30		1.18	[5]	3.08	[5]
12/31/14	17.45	.26	[6]	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20		1.18		1.52	[6]
12/31/13	15.29	.03		2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1		1.19		.18
12/31/12[3,7]	15.56	.01		.09	.10	(.37)	—	(.37)	15.29	.62 [8]	—	[9]	.04	[2,8]	.07	[2,8]

Capital Income Builder
Class 1:
6/30/15[3,4]	$9.81	$.18		$(.08)	$.10	$(.15)	$—	$(.15)	$9.76	1.01%	$29		.55%[5]		3.56%[5]
12/31/14[3,11]	10.00	.19		(.18)	.01	(.19)	(.01)	(.20)	9.81	.12	20		.56	[5]	2.87	[5]
Class 2:
6/30/15[3,4]	9.81	.17		(.06)	.11	(.15)	—	(.15)	9.77	1.12 [12]	—	[9]	.45	[5,12]	3.53	[5,12]
12/31/14[3,11]	10.00	.20		(.19)	.01	(.19)	(.01)	(.20)	9.81	.12 [12]	—	[9]	.47	[5,12]	2.94	[5,12]
Class 4:
6/30/15[3,4]	9.80	.16		(.08)	.08	(.13)	—	(.13)	9.75	.78	112		1.05	[5]	3.17	[5]
12/31/14[3,11]	10.00	.14		(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)	55		1.06	[5]	2.08	[5]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Asset Allocation Fund
Class 1:
6/30/15[3,4]	$22.23	$.21		$.05	$.26	$(.09)	$(1.59)	$(1.68)	$20.81	1.06%		$12,578		.30%[5]		1.88%[5]
12/31/14	22.49	.44		.81	1.25	(.39)	(1.12)	(1.51)	22.23	5.66		11,997		.30		1.95
12/31/13	18.43	.35		4.07	4.42	(.36)	—	(.36)	22.49	24.04		10,515		.31		1.71
12/31/12	16.17	.37		2.28	2.65	(.39)	—	(.39)	18.43	16.44		7,199		.31		2.11
12/31/11	16.28	.37		(.12)	.25	(.36)	—	(.36)	16.17	1.56		5,932		.31		2.25
12/31/10	14.75	.35		1.52	1.87	(.34)	—	(.34)	16.28	12.75		5,235		.31		2.33
Class 2:
6/30/15[3,4]	22.06	.18		.05	.23	(.08)	(1.59)	(1.67)	20.62	.93		5,262		.55	[5]	1.62	[5]
12/31/14	22.33	.37		.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40		5,494		.55		1.69
12/31/13	18.31	.30		4.03	4.33	(.31)	—	(.31)	22.33	23.69		5,760		.56		1.47
12/31/12	16.06	.33		2.27	2.60	(.35)	—	(.35)	18.31	16.19		5,225		.56		1.86
12/31/11	16.17	.33		(.13)	.20	(.31)	—	(.31)	16.06	1.30		5,151		.56		1.99
12/31/10	14.65	.31		1.51	1.82	(.30)	—	(.30)	16.17	12.50		5,689		.57		2.08
Class 3:
6/30/15[3,4]	22.25	.19		.05	.24	(.09)	(1.59)	(1.68)	20.81	.94		38		.48	[5]	1.69	[5]
12/31/14	22.51	.39		.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47		40		.48		1.76
12/31/13	18.45	.32		4.06	4.38	(.32)	—	(.32)	22.51	23.81		42		.49		1.54
12/31/12	16.18	.34		2.29	2.63	(.36)	—	(.36)	18.45	16.28		38		.49		1.93
12/31/11	16.29	.34		(.13)	.21	(.32)	—	(.32)	16.18	1.36		38		.49		2.05
12/31/10	14.75	.32		1.53	1.85	(.31)	—	(.31)	16.29	12.62		44		.50		2.15
Class 4:
6/30/15[3,4]	22.11	.16		.05	.21	(.09)	(1.59)	(1.68)	20.64	.80		73		.80	[5]	1.45	[5]
12/31/14	22.46	.34		.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16		32		.80		1.55
12/31/13	18.43	.27		4.12	4.39	(.36)	—	(.36)	22.46	23.89		1		.79		1.22
12/31/12[3,7]	18.52	.01		.21	.22	(.31)	—	(.31)	18.43	1.17	[8]	—	[9]	.01	[2,8]	.08	[2,8]

Global Balanced Fund
Class 1:
6/30/15[3,4]	$11.11	$.13		$(.03)	$.10	$(.01)	$(.04)	$(.05)	$11.16	.93%		$41		.71%[5]		2.23%[5]
12/31/14	11.37	.25	[6]	(.03)	.22	(.18)	(.30)	(.48)	11.11	1.87		37		.71		2.14	[6]
12/31/13	10.34	.22		1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56		36		.70		2.05
12/31/12	9.35	.20		.98	1.18	(.19)	—	(.19)	10.34	12.58		32		.72		2.00
12/31/11[3,13]	10.00	.13		(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)		28		.69	[5]	1.99	[5]
Class 2:
6/30/15[3,4]	11.09	.11		(.03)	.08	(.01)	(.04)	(.05)	11.12	.75		180		.96	[5]	1.97	[5]
12/31/14	11.35	.22	[6]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63		179		.96		1.88	[6]
12/31/13	10.33	.20		1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23		156		.95		1.79
12/31/12	9.35	.17		.97	1.14	(.16)	—	(.16)	10.33	12.24		119		.97		1.76
12/31/11[3,13]	10.00	.09		(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)		72		.94	[5]	1.45	[5]
Class 4:
6/30/15[3,4]	11.09	.11		(.03)	.08	(.01)	(.04)	(.05)	11.12	.75	[12]	—	[9]	.67	[5,12]	2.01	[5,12]
12/31/14	11.35	.24	[6]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88	[12]	—	[9]	.67	[12]	2.07	[6,12]
12/31/13	10.33	.22		1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49	[12]	—	[9]	.71	[12]	1.98	[12]
12/31/12[3,7]	10.47	.01		.03	.04	(.18)	—	(.18)	10.33	.40	[12]	—	[9]	.03	[2,12]	.05	[2,12]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Bond Fund
Class 1:
6/30/15[3,4]	$11.08	$.11	$(.12)	$(.01)	$(.04)	$(.22)	$(.26)	$10.81	(.13)%	$5,442		.39%[5]		1.91%[5]
12/31/14	10.73	.23	.37	.60	(.25)	— [10]	(.25)	11.08	5.59	4,977		.39		2.03
12/31/13	11.29	.22	(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506		.39		2.01
12/31/12	10.99	.25	.36	.61	(.31)	—	(.31)	11.29	5.58	3,917		.39		2.23
12/31/11	10.67	.32	.36	.68	(.36)	—	(.36)	10.99	6.41	4,354		.38		2.89
12/31/10	10.33	.33	.36	.69	(.35)	—	(.35)	10.67	6.73	4,768		.38		3.03
Class 2:
6/30/15[3,4]	10.95	.09	(.10)	(.01)	(.04)	(.22)	(.26)	10.68	(.18)	4,385		.64	[5]	1.64	[5]
12/31/14	10.61	.20	.36	.56	(.22)	— [10]	(.22)	10.95	5.28	4,565		.64		1.79
12/31/13	11.17	.19	(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763		.64		1.76
12/31/12	10.87	.22	.36	.58	(.28)	—	(.28)	11.17	5.37	5,044		.64		1.97
12/31/11	10.56	.29	.35	.64	(.33)	—	(.33)	10.87	6.10	4,984		.63		2.64
12/31/10	10.23	.30	.36	.66	(.33)	—	(.33)	10.56	6.44	5,074		.63		2.79
Class 4:
6/30/15[3,4]	11.01	.08	(.11)	(.03)	(.04)	(.22)	(.26)	10.72	(.37)	42		.89	[5]	1.43	[5]
12/31/14	10.69	.16	.39	.55	(.23)	— [10]	(.23)	11.01	5.15	29		.89		1.43
12/31/13	11.29	.17	(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3		.89		1.58
12/31/12[3,7]	11.55	.01	(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)[8]	—	[9]	.02	[2,8]	.10	[2,8]

Global Bond Fund
Class 1:
6/30/15[3,4]	$11.77	$.13	$(.42)	$(.29)	$(.01)	$(.31)	$(.32)	$11.16	(2.43)%	$1,205		.58%[5]		2.24%[5]
12/31/14	11.88	.29	(.08)	.21	(.21)	(.11)	(.32)	11.77	1.71	1,194		.57		2.35
12/31/13	12.32	.28	(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093		.56		2.37
12/31/12	11.96	.28	.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959		.56		2.29
12/31/11	11.82	.36	.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619		.56		2.97
12/31/10	11.57	.41	.21	.62	(.37)	—	(.37)	11.82	5.44	325		.57		3.42
Class 2:
6/30/15[3,4]	11.72	.11	(.41)	(.30)	(.01)	(.31)	(.32)	11.10	(2.57)	1,314		.83	[5]	1.99	[5]
12/31/14	11.81	.26	(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386		.82		2.11
12/31/13	12.27	.25	(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496		.81		2.11
12/31/12	11.91	.25	.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664		.81		2.06
12/31/11	11.78	.33	.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639		.81		2.75
12/31/10	11.53	.38	.22	.60	(.35)	—	(.35)	11.78	5.23	1,497		.83		3.21
Class 4:
6/30/15[3,4]	11.70	.10	(.42)	(.32)	— [10]	(.31)	(.31)	11.07	(2.69)	5		1.08	[5]	1.75	[5]
12/31/14	11.87	.20	(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4		1.09		1.66
12/31/13	12.31	.27	(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—	[9]	.79		2.25
12/31/12[3,7]	12.53	.01	(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)[8]	—	[9]	.02	[2,8]	.11	[2,8]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

High-Income Bond Fund
Class 1:
6/30/15[3,4]	$10.54	$.31		$(.10)	$.21	$(.11)	$—	$(.11)	$10.64	1.95%	$1,104		.48%[5]		5.85%[5]
12/31/14	11.13	.67		(.59)	.08	(.67)	—	(.67)	10.54	.80	1,017		.48		5.90
12/31/13	11.16	.75		.01	.76	(.79)	—	(.79)	11.13	6.89	856		.48		6.54
12/31/12	10.54	.81		.64	1.45	(.83)	—	(.83)	11.16	13.90	894		.48		7.25
12/31/11	11.20	.88		(.64)	.24	(.90)	—	(.90)	10.54	2.18	787		.47		7.70
12/31/10	10.49	.91		.68	1.59	(.88)	—	(.88)	11.20	15.38	769		.48		8.15
Class 2:
6/30/15[3,4]	10.41	.29		(.11)	.18	(.10)	—	(.10)	10.49	1.73	894		.73	[5]	5.60	[5]
12/31/14	10.99	.63		(.57)	.06	(.64)	—	(.64)	10.41	.63	929		.73		5.67
12/31/13	11.03	.71		.01	.72	(.76)	—	(.76)	10.99	6.60	1,061		.73		6.29
12/31/12	10.42	.78		.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135		.73		7.00
12/31/11	11.08	.84		(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064		.72		7.44
12/31/10	10.39	.87		.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142		.73		7.91
Class 3:
6/30/15[3,4]	10.57	.30		(.11)	.19	(.10)	—	(.10)	10.66	1.81	14		.66	[5]	5.66	[5]
12/31/14	11.16	.65		(.59)	.06	(.65)	—	(.65)	10.57	.59	16		.66		5.74
12/31/13	11.18	.73		.02	.75	(.77)	—	(.77)	11.16	6.77	19		.66		6.36
12/31/12	10.56	.80		.63	1.43	(.81)	—	(.81)	11.18	13.67	21		.66		7.07
12/31/11	11.22	.86		(.64)	.22	(.88)	—	(.88)	10.56	1.97	21		.65		7.51
12/31/10	10.51	.89		.68	1.57	(.86)	—	(.86)	11.22	15.14	23		.66		7.98
Class 4:
6/30/15[3,4]	11.05	.30		(.11)	.19	(.11)	—	(.11)	11.13	1.68	4		.98	[5]	5.42	[5]
12/31/14	11.12	.63		(.59)	.04	(.11)	—	(.11)	11.05	.35	—	[9]	.98		5.49
12/31/13	11.16	.67		.08	.75	(.79)	—	(.79)	11.12	6.81	—	[9]	.93		5.82
12/31/12[3,7]	11.80	.04		— [10]	.04	(.68)	—	(.68)	11.16	.34 [8]	—	[9]	.02	[2,8]	.35	[2,8]

Mortgage Fund
Class 1:
6/30/15[3,4]	$10.70	$.05		$.04	$.09	$(.03)	$(.14)	$(.17)	$10.62	.77%	$283		.44%[5]		.84%[5]
12/31/14	10.23	.12		.45	.57	(.10)	—	(.10)	10.70	5.54	292		.45		1.12
12/31/13	10.47	.04		(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)	198		.44		.35
12/31/12	10.37	.01		.25	.26	(.06)	(.10)	(.16)	10.47	2.57	87		.45		.08
12/31/11[3,13]	10.00	—	[10]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55		.42	[5]	.04	[5]
Class 2:
6/30/15[3,4]	10.68	.03		.04	.07	(.02)	(.14)	(.16)	10.59	.64	55		.69	[5]	.60	[5]
12/31/14	10.22	.10		.44	.54	(.08)	—	(.08)	10.68	5.23	52		.70		.91
12/31/13	10.46	—	[10]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)	49		.69		(.02)
12/31/12	10.36	(.02)		.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49		.70		(.16)
12/31/11[3,13]	10.00	(.02)		.48	.46	— [10]	(.10)	(.10)	10.36	4.60	22		.67	[5]	(.25)[5]
Class 4:
6/30/15[3,4]	10.65	.02		.04	.06	(.02)	(.14)	(.16)	10.55	.57	2		.95	[5]	.39	[5]
12/31/14	10.23	.05		.46	.51	(.09)	—	(.09)	10.65	4.98	1		.94		.47
12/31/13	10.47	.02		(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[8]	—	[9]	.38	[8]	.23	[8]
12/31/12[3,7]	10.60	—	[10]	.01	.01	(.06)	(.08)	(.14)	10.47	.09 [8]	—	[9]	.02	[2,8]	.04	[2,8]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,14]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[14]		Ratio of net income (loss) to average net assets[14]

U.S. Government/AAA-Rated Securities Fund
Class 1:
6/30/15[3,4]	$12.40	$.05	$.05	$.10	$(.03)	$(.10)	$(.13)	$12.37	.80%	$1,524		.35%[5]		.35%[5]		.83%[5]
12/31/14	11.94	.15	.48	.63	(.17)	—	(.17)	12.40	5.24	1,723		.35		.35		1.24
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)	1,584		.35		.35		.67
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22	1,809		.34		.34		.75
12/31/11	12.59	.23	.74	.97	(.26)	(.30)	(.56)	13.00	7.85	1,785		.34		.34		1.83
12/31/10	12.18	.26	.46	.72	(.25)	(.06)	(.31)	12.59	5.94	1,492		.39		.36		2.07
Class 2:
6/30/15[3,4]	12.29	.04	.04	.08	(.02)	(.10)	(.12)	12.25	.68	1,678		.60	[5]	.60	[5]	.59	[5]
12/31/14	11.83	.12	.47	.59	(.13)	—	(.13)	12.29	5.01	1,717		.60		.60		1.00
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801		.60		.60		.42
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.59		.50
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58	2,002		.59		.59		1.59
12/31/10	12.08	.23	.46	.69	(.22)	(.06)	(.28)	12.49	5.75	1,959		.64		.62		1.83
Class 3:
6/30/15[3,4]	12.43	.04	.04	.08	(.02)	(.10)	(.12)	12.39	.68	12		.53	[5]	.53	[5]	.66	[5]
12/31/14	11.96	.13	.48	.61	(.14)	—	(.14)	12.43	5.11	13		.53		.53		1.08
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14		.53		.53		.47
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.52		.58
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56	24		.52		.52		1.65
12/31/10	12.19	.24	.47	.71	(.23)	(.06)	(.29)	12.61	5.82	26		.57		.55		1.92
Class 4:
6/30/15[3,4]	12.34	.02	.04	.06	(.01)	(.10)	(.11)	12.29	.54	24		.85	[5]	.85	[5]	.37	[5]
12/31/14	11.93	.06	.51	.57	(.16)	—	(.16)	12.34	4.76	21		.85		.85		.50
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—	[9]	.84		.84		.68
12/31/12[3,7]	12.88	.01	(.01)	—	(.13)	—	(.13)	12.75	(.01)[8]	—	[9]	.02	[2,8]	.02	[2,8]	.05	[2,8]

American Funds Insurance Series

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net loss to average net assets

Cash Management Fund
Class 1:
6/30/15[3,4]	$11.28	$(.01)	$—	[10]	$(.01)	$11.27	(.09)%	$43		.33%[5]		(.25)%[5]
12/31/14	11.31	(.03)	—		(.03)	11.28	(.27)	49		.34		(.26)
12/31/13	11.34	(.03)	—	[10]	(.03)	11.31	(.27)	57		.34		(.24)
12/31/12	11.36	(.03)	.01		(.02)	11.34	(.18)	66		.34		(.22)
12/31/11	11.39	(.02)	(.01)		(.03)	11.36	(.26)	75		.33		(.21)
12/31/10	11.40	(.02)	.01		(.01)	11.39	(.09)	83		.33		(.14)
Class 2:
6/30/15[3,4]	11.06	(.03)	—	[10]	(.03)	11.03	(.27)	305		.58	[5]	(.50)[5]
12/31/14	11.12	(.06)	—		(.06)	11.06	(.54)	331		.59		(.51)
12/31/13	11.17	(.05)	—	[10]	(.05)	11.12	(.45)	395		.59		(.49)
12/31/12	11.22	(.05)	—	[10]	(.05)	11.17	(.45)	459		.59		(.47)
12/31/11	11.28	(.05)	(.01)		(.06)	11.22	(.53)	530		.58		(.47)
12/31/10	11.32	(.04)	—	[10]	(.04)	11.28	(.35)	522		.58		(.39)
Class 3:
6/30/15[3,4]	11.16	(.02)	—	[10]	(.02)	11.14	(.18)	8		.51	[5]	(.43)[5]
12/31/14	11.21	(.05)	—		(.05)	11.16	(.45)	8		.52		(.44)
12/31/13	11.26	(.05)	—	[10]	(.05)	11.21	(.44)	8		.52		(.42)
12/31/12	11.30	(.05)	.01		(.04)	11.26	(.35)	11		.52		(.40)
12/31/11	11.34	(.04)	—	[10]	(.04)	11.30	(.35)	12		.51		(.40)
12/31/10	11.38	(.04)	—	[10]	(.04)	11.34	(.35)	13		.51		(.32)
Class 4:
6/30/15[3,4]	11.25	(.04)	—	[10]	(.04)	11.21	(.36)	8		.83	[5]	(.75)[5]
12/31/14	11.30	(.09)	.04		(.05)	11.25	(.44)	7		.84		(.77)
12/31/13	11.34	(.04)	—	[10]	(.04)	11.30	(.35)[8]	—	[9]	.37	[8]	(.32)[8]
12/31/12[3,7]	11.34	— [10]	—	[10]	— [10]	11.34	.00 [8]	—	[9]	.02	[2,8]	(.01)[2,8]
See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,14]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[14]		Net effective expense ratio[14,15]		Ratio of net income (loss) to average net assets[14]

Managed Risk Growth Fund
Class P1:
6/30/15[3,4]	$11.37	$—	[10]	$.34	$.34	$—	$—	$—	$11.71	2.99%		$—	[9]	.48%[5]		.28%[5]		.62%[5]		(.02)%[5]
12/31/14	11.43	.31		(.06)	.25	(.12)	(.19)	(.31)	11.37	2.18		—	[9]	.50		.32		.65		2.71
12/31/13[3,16]	10.00	.12		1.38	1.50	(.07)	—	(.07)	11.43	15.05	[8]	—	[9]	.88	[5,8]	.25	[5,8]	.58	[5,8]	1.64	[5,8]
Class P2:
6/30/15[3,4]	11.35	(.02)		.33	.31	—	—	—	11.66	2.73		116		.90	[5]	.69	[5]	1.03	[5]	(.37)[5]
12/31/14	11.43	.12		.08	.20	(.09)	(.19)	(.28)	11.35	1.77		79		.87		.69		1.02		1.01
12/31/13[3,16]	10.00	.12		1.37	1.49	(.06)	—	(.06)	11.43	14.94	[8]	28		1.05	[5,8]	.52	[5,8]	.85	[5,8]	1.69	[5,8]

Managed Risk International Fund
Class P1:
6/30/15[3,4]	$10.10	$.02		$.21	$.23	$— [10]	$—	$— [10]	$10.33	2.30%		$—	[9]	.45%[5]		.22%[5]		.73%[5]		.46%[5]
12/31/14	10.82	.14		(.71)	(.57)	(.15)	—	(.15)	10.10	(5.31)		—	[9]	.50		.25		.76		1.33
12/31/13[3,16]	10.00	.13		.78	.91	(.09)	—	(.09)	10.82	9.08	[8]	—	[9]	1.05	[5,8]	.23	[5,8]	.73	[5,8]	1.92	[5,8]
Class P2:
6/30/15[3,4]	10.09	.01		.19	.20	— [10]	—	— [10]	10.29	2.00		73		.92	[5]	.69	[5]	1.20	[5]	.14	[5]
12/31/14	10.82	.16		(.77)	(.61)	(.12)	—	(.12)	10.09	(5.68)		46		.91		.67		1.18		1.51
12/31/13[3,16]	10.00	.18		.72	.90	(.08)	—	(.08)	10.82	8.99	[8]	17		1.19	[5,8]	.44	[5,8]	.94	[5,8]	2.66	[5,8]

Managed Risk Blue Chip Income and Growth Fund
Class P1:
6/30/15[3,4]	$11.70	$.02		$(.29)	$(.27)	$(.01)	$—	$(.01)	$11.42	(2.34)%		$—	[9]	.50%[5]		.31%[5]		.70%[5]		.38%[5]
12/31/14	11.05	.40		.55	.95	(.30)	—	(.30)	11.70	8.58		—	[9]	.50		.31		.70		3.43
12/31/13[3,16]	10.00	.20		1.01	1.21	(.16)	—	(.16)	11.05	12.16	[8]	—	[9]	.84	[5,8]	.24	[5,8]	.64	[5,8]	2.80	[5,8]
Class P2:
6/30/15[3,4]	11.67	—	[10]	(.29)	(.29)	(.01)	—	(.01)	11.37	(2.51)		124		.89	[5]	.70	[5]	1.09	[5]	.03	[5]
12/31/14	11.05	.50		.40	.90	(.28)	—	(.28)	11.67	8.10		98		.88		.69		1.08		4.27
12/31/13[3,16]	10.00	.28		.92	1.20	(.15)	—	(.15)	11.05	12.05	[8]	26		1.04	[5,8]	.54	[5,8]	.94	[5,8]	3.91	[5,8]

Managed Risk Growth-Income Fund
Class P1:
6/30/15[3,4]	$11.67	$.03		$.03	$.06	$—	$—	$—	$11.73	.51%		$—	[9]	.46%[5]		.25%[5]		.53%[5]		.48%[5]
12/31/14	11.50	.35		.21	.56	(.14)	(.25)	(.39)	11.67	4.85		—	[9]	.45		.25		.52		2.94
12/31/13[3,16]	10.00	.14		1.47	1.61	(.11)	—	(.11)	11.50	16.15	[8]	—	[9]	.92	[5,8]	.23	[5,8]	.50	[5,8]	2.01	[5,8]
Class P2:
6/30/15[3,4]	11.65	—	[10]	.03	.03	—	—	—	11.68	.26		104		.90	[5]	.69	[5]	.97	[5]	(.07)[5]
12/31/14	11.50	.16		.35	.51	(.11)	(.25)	(.36)	11.65	4.42		76		.87		.69		.96		1.38
12/31/13[3,16]	10.00	.20		1.40	1.60	(.10)	—	(.10)	11.50	16.04	[8]	24		1.09	[5,8]	.50	[5,8]	.77	[5,8]	2.73	[5,8]

Managed Risk Asset Allocation Fund
Class P1:
6/30/15[3,4]	$12.29	$.03		$.01	$.04	$(.14)	$(.26)	$(.40)	$11.93	.22%		$439		.55%[5]		.44%[5]		.73%[5]		.52%[5]
12/31/14	11.93	.13		.26	.39	(.03)	—	(.03)	12.29	3.24		277		.53		.48		.76		1.04
12/31/13	9.99	.27		1.81	2.08	(.14)	—	(.14)	11.93	20.82	[8]	112		.55	[8]	.47	[8]	.75	[8]	2.37	[8]
12/31/12[3,17]	10.00	.15		(.03)	.12	(.13)	—	(.13)	9.99	1.24	[8]	—	[9]	.15	[8]	.07	[8]	.37	[8]	1.72	[8]
Class P2:
6/30/15[3,4]	12.27	.01		.02	.03	(.13)	(.26)	(.39)	11.91	.17		1,880		.80	[5]	.70	[5]	.99	[5]	.10	[5]
12/31/14	11.93	.16		.19	.35	(.01)	—	(.01)	12.27	2.91		1,780		.79		.73		1.01		1.33
12/31/13	9.99	.28		1.77	2.05	(.11)	—	(.11)	11.93	20.58	[8]	795		.80	[8]	.73	[8]	1.01	[8]	2.43	[8]
12/31/12[3,17]	10.00	.17		(.05)	.12	(.13)	—	(.13)	9.99	1.21	[8]	—	[9]	.24	[8]	.11	[8]	.41	[8]	2.38	[8]

American Funds Insurance Series

Portfolio turnover rate for all share classes including mortgage dollar roll transactions[18]	Six months ended June 30,	Year ended December 31
	2015[2,3,4]	2014	2013		2012		2011		2010
Global Growth Fund	14%	22%	39%		22%		28%		28%
Global Small Capitalization Fund	16	28	36		40		44		47
Growth Fund	9	29	19		21		19		28
International Fund	19	18	21		29		24		25
New World Fund	18	36	43		32		22		18
Blue Chip Income and Growth Fund	15	37	30		36		27		22
Global Growth and Income Fund	15	28	31		30		25		30
Growth-Income Fund	14	25	19		25		22		22
International Growth and Income Fund	23	34	34		31		48		31
Capital Income Builder	60	35 [2,11]
Asset Allocation Fund	45	88	74		61		43		46
Global Balanced Fund	43	73	81		80		34	[2,13]
Bond Fund	196	365	354		253		163		187
Global Bond Fund	95	200	213		160		101		106
High-Income Bond Fund	28	54	64		48		51		54
Mortgage Fund	486	790	715		444		480	[2,13]
U.S. Government/AAA-Rated Securities Fund	469	387	621		447		234		208
Cash Management Fund	—	—	—		—		—		—
Managed Risk Growth Fund	2	22	10	[2,16]
Managed Risk International Fund	5	22	6	[2,16]
Managed Risk Blue Chip Income and Growth Fund	12	22	3	[2,16]
Managed Risk Growth-Income Fund	5	28	2	[2,16]
Managed Risk Asset Allocation Fund	— [19]	3	3		—	[2,17,19]

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[18]	Six months ended June 30,	Period ended December 31
	2015[2,3,4]	2014	2013		2012		2011		2010
Capital Income Builder	26%	24%[2,11]
Asset Allocation Fund	15	42
Global Balanced Fund	19	40
Bond Fund	58	121	Not available
Global Bond Fund	49	134
Mortgage Fund	36	108
U.S. Government/AAA-Rated Securities Fund	158	88

[1]	Based on average shares outstanding.
[2]	Not annualized.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Unaudited.
[5]	Annualized.
[6]

For the year ended December 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.

[7]	Class 4 shares were offered beginning December 14, 2012.
[8]

Although the series has a plan of distribution and an insurance administrative services plan for some share classes, distribution services fees and/or insurance administrative services fees are not paid on amounts invested in a fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund expenses would have been higher and net income and total return would have been lower.

[9]	Amount less than $1 million.
[10]	Amount less than $.01.
[11]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[12]	This class consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[13]	For the period May 2, 2011, commencement of operations, through December 31, 2011.
[14]

This column reflects the impact, if any, of certain waivers by CRMC. CRMC reduced fees for investment advisory services for U.S. Government/AAA-Rated Securities Fund during 2010 and for the managed risk funds since each fund’s commencement of operations.

[15]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented. See Expense Example for further information regarding fees and expenses.
[16]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[17]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[18]	Refer to Note 5 for further information on mortgage dollar rolls.
[19]	Amount less than 1%.

American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2015, through June 30, 2015).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series

	Beginning account value 1/1/2015	Ending account value 6/30/2015	Expenses paid during period[1]	Annualized expense ratio

Global Growth Fund
Class 1 — actual return	$1,000.00	$1,081.86	$2.84	.55%
Class 1 — assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 2 — actual return	1,000.00	1,080.09	4.13	.80
Class 2 — assumed 5% return	1,000.00	1,020.83	4.01	.80
Class 4 — actual return	1,000.00	1,079.00	5.41	1.05
Class 4 — assumed 5% return	1,000.00	1,019.59	5.26	1.05

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,155.70	$3.90	.73%
Class 1 — assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 2 — actual return	1,000.00	1,154.13	5.23	.98
Class 2 — assumed 5% return	1,000.00	1,019.93	4.91	.98
Class 4 — actual return	1,000.00	1,152.84	6.57	1.23
Class 4 — assumed 5% return	1,000.00	1,018.70	6.16	1.23

Growth Fund
Class 1 — actual return	$1,000.00	$1,059.88	$1.79	.35%
Class 1 — assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 2 — actual return	1,000.00	1,058.49	3.06	.60
Class 2 — assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 3 — actual return	1,000.00	1,058.69	2.71	.53
Class 3 — assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 4 — actual return	1,000.00	1,057.19	4.34	.85
Class 4 — assumed 5% return	1,000.00	1,020.58	4.26	.85

International Fund
Class 1 — actual return	$1,000.00	$1,055.78	$2.75	.54%
Class 1 — assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 2 — actual return	1,000.00	1,053.97	4.02	.79
Class 2 — assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 3 — actual return	1,000.00	1,054.34	3.67	.72
Class 3 — assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 4 — actual return	1,000.00	1,052.73	5.29	1.04
Class 4 — assumed 5% return	1,000.00	1,019.64	5.21	1.04

New World Fund
Class 1 — actual return	$1,000.00	$1,041.51	$4.00	.79%
Class 1 — assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 2 — actual return	1,000.00	1,040.36	5.26	1.04
Class 2 — assumed 5% return	1,000.00	1,019.64	5.21	1.04
Class 4 — actual return	1,000.00	1,039.40	6.52	1.29
Class 4 — assumed 5% return	1,000.00	1,018.40	6.46	1.29

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$999.28	$2.03	.41%
Class 1 — assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 2 — actual return	1,000.00	997.33	3.27	.66
Class 2 — assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 4 — actual return	1,000.00	996.11	4.50	.91
Class 4 — assumed 5% return	1,000.00	1,020.28	4.56	.91

See end of expense example tables for footnotes.

American Funds Insurance Series

	Beginning account value 1/1/2015	Ending account value 6/30/2015	Expenses paid during period[1]	Annualized expense ratio

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,034.92	$3.18	.63%
Class 1 — assumed 5% return	1,000.00	1,021.67	3.16	.63
Class 2 — actual return	1,000.00	1,034.54	4.44	.88
Class 2 — assumed 5% return	1,000.00	1,020.43	4.41	.88
Class 4 — actual return	1,000.00	1,032.99	5.70	1.13
Class 4 — assumed 5% return	1,000.00	1,019.19	5.66	1.13

Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,030.92	$1.46	.29%
Class 1 — assumed 5% return	1,000.00	1,023.36	1.45	.29
Class 2 — actual return	1,000.00	1,029.70	2.72	.54
Class 2 — assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 3 — actual return	1,000.00	1,030.00	2.37	.47
Class 3 — assumed 5% return	1,000.00	1,022.46	2.36	.47
Class 4 — actual return	1,000.00	1,028.38	3.97	.79
Class 4 — assumed 5% return	1,000.00	1,020.88	3.96	.79

International Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,036.10	$3.43	.68%
Class 1 — assumed 5% return	1,000.00	1,021.42	3.41	.68
Class 2 — actual return	1,000.00	1,035.18	4.69	.93
Class 2 — assumed 5% return	1,000.00	1,020.18	4.66	.93
Class 4 — actual return	1,000.00	1,033.88	5.95	1.18
Class 4 — assumed 5% return	1,000.00	1,018.94	5.91	1.18

Capital Income Builder
Class 1 — actual return	$1,000.00	$1,010.14	$2.74	.55%
Class 1 — assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 2 — actual return	1,000.00	1,011.17	2.24	.45
Class 2 — assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 4 — actual return	1,000.00	1,007.80	5.23	1.05
Class 4 — assumed 5% return	1,000.00	1,019.59	5.26	1.05

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,010.60	$1.50	.30%
Class 1 — assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 2 — actual return	1,000.00	1,009.33	2.74	.55
Class 2 — assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 3 — actual return	1,000.00	1,009.39	2.39	.48
Class 3 — assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 4 — actual return	1,000.00	1,008.04	3.98	.80
Class 4 — assumed 5% return	1,000.00	1,020.83	4.01	.80

Global Balanced Fund
Class 1 — actual return	$1,000.00	$1,009.31	$3.54	.71%
Class 1 — assumed 5% return	1,000.00	1,021.27	3.56	.71
Class 2 — actual return	1,000.00	1,007.52	4.78	.96
Class 2 — assumed 5% return	1,000.00	1,020.03	4.81	.96
Class 4 — actual return	1,000.00	1,007.52	3.33	.67
Class 4 — assumed 5% return	1,000.00	1,021.47	3.36	.67

American Funds Insurance Series

	Beginning account value 1/1/2015	Ending account value 6/30/2015	Expenses paid during period[1]	Annualized expense ratio

Bond Fund
Class 1 — actual return	$1,000.00	$998.71	$1.93	.39%
Class 1 — assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 2 — actual return	1,000.00	998.25	3.17	.64
Class 2 — assumed 5% return	1,000.00	1,021.62	3.21	.64
Class 4 — actual return	1,000.00	996.35	4.41	.89
Class 4 — assumed 5% return	1,000.00	1,020.38	4.46	.89

Global Bond Fund
Class 1 — actual return	$1,000.00	$975.66	$2.84	.58%
Class 1 — assumed 5% return	1,000.00	1,021.92	2.91	.58
Class 2 — actual return	1,000.00	974.27	4.06	.83
Class 2 — assumed 5% return	1,000.00	1,020.68	4.16	.83
Class 4 — actual return	1,000.00	973.11	5.28	1.08
Class 4 — assumed 5% return	1,000.00	1,019.44	5.41	1.08

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,019.51	$2.40	.48%
Class 1 — assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 2 — actual return	1,000.00	1,017.34	3.65	.73
Class 2 — assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 3 — actual return	1,000.00	1,018.13	3.30	.66
Class 3 — assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 4 — actual return	1,000.00	1,016.80	4.90	.98
Class 4 — assumed 5% return	1,000.00	1,019.93	4.91	.98

Mortgage Fund
Class 1 — actual return	$1,000.00	$1,007.68	$2.19	.44%
Class 1 — assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 2 — actual return	1,000.00	1,006.39	3.43	.69
Class 2 — assumed 5% return	1,000.00	1,021.37	3.46	.69
Class 4 — actual return	1,000.00	1,005.66	4.72	.95
Class 4 — assumed 5% return	1,000.00	1,020.08	4.76	.95

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,007.99	$1.74	.35%
Class 1 — assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 2 — actual return	1,000.00	1,006.77	2.99	.60
Class 2 — assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 3 — actual return	1,000.00	1,006.85	2.64	.53
Class 3 — assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 4 — actual return	1,000.00	1,005.43	4.23	.85
Class 4 — assumed 5% return	1,000.00	1,020.58	4.26	.85

Cash Management Fund
Class 1 — actual return	$1,000.00	$999.11	$1.64	.33%
Class 1 — assumed 5% return	1,000.00	1,023.16	1.66	.33
Class 2 — actual return	1,000.00	997.29	2.87	.58
Class 2 — assumed 5% return	1,000.00	1,021.92	2.91	.58
Class 3 — actual return	1,000.00	998.21	2.53	.51
Class 3 — assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 4 — actual return	1,000.00	996.45	4.11	.83
Class 4 — assumed 5% return	1,000.00	1,020.68	4.16	.83

See end of expense example tables for footnotes.

American Funds Insurance Series

	Beginning account value 1/1/2015	Ending account value 6/30/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Managed Risk Growth Fund
Class P1 — actual return	$1,000.00	$1,029.91	$1.41	.28%	$3.12	.62%
Class P1 — assumed 5% return	1,000.00	1,023.41	1.40	.28	3.11	.62
Class P2 — actual return	1,000.00	1,027.32	3.47	.69	5.18	1.03
Class P2 — assumed 5% return	1,000.00	1,021.37	3.46	.69	5.16	1.03

Managed Risk International Fund
Class P1 — actual return	$1,000.00	$1,022.97	$1.10	.22%	$3.66	.73%
Class P1 — assumed 5% return	1,000.00	1,023.70	1.10	.22	3.66	.73
Class P2 — actual return	1,000.00	1,020.02	3.46	.69	6.01	1.20
Class P2 — assumed 5% return	1,000.00	1,021.37	3.46	.69	6.01	1.20

Managed Risk Blue Chip Income and Growth Fund
Class P1 — actual return	$1,000.00	$976.65	$1.52	.31%	$3.43	.70%
Class P1 — assumed 5% return	1,000.00	1,023.26	1.56	.31	3.51	.70
Class P2 — actual return	1,000.00	974.88	3.43	.70	5.34	1.09
Class P2 — assumed 5% return	1,000.00	1,021.32	3.51	.70	5.46	1.09

Managed Risk Growth-Income Fund
Class P1 — actual return	$1,000.00	$1,005.14	$1.24	.25%	$2.63	.53%
Class P1 — assumed 5% return	1,000.00	1,023.55	1.25	.25	2.66	.53
Class P2 — actual return	1,000.00	1,002.58	3.43	.69	4.82	.97
Class P2 — assumed 5% return	1,000.00	1,021.37	3.46	.69	4.86	.97

Managed Risk Asset Allocation Fund
Class P1 — actual return	$1,000.00	$1,002.19	$2.18	.44%	$3.62	.73%
Class P1 — assumed 5% return	1,000.00	1,022.61	2.21	.44	3.66	.73
Class P2 — actual return	1,000.00	1,001.65	3.47	.70	4.91	.99
Class P2 — assumed 5% return	1,000.00	1,021.32	3.51	.70	4.96	.99

[1]

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]

The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

[4]

The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

American Funds Insurance Series

Offices of the series and of

the investment adviser

Capital Research and

Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Custodians of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Bank of New York Mellon

(Managed Risk Funds only)

One Wall Street

New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Independent registered public

accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete June 30, 2015, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2015, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record for American Funds Insurance Series®.

Aligned with investor success	The Capital SystemSM	Superior long-term track record

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series (AFIS) portfolio managers average 26 years of investment experience, including 23 years at our company, reflecting a career commitment to our long-term approach.[1]	Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of The Capital System.	Our AFIS equity funds have beaten their comparable Lipper indexes in 90% of 10-year periods and 100% of 20-year periods. Our AFIS fixed-income funds have beaten comparable Lipper indexes in 58% of 10-year periods and 86% of 20-year periods.[2] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[3]

[1]	Portfolio manager experience as of May 2015.
[2]

Based on Class 2 share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index (except Global Small Capitalization Fund, for which the Lipper average was used). The comparable Lipper indexes are: Global Funds Index (Global Growth Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Flexible Portfolio Funds Index (Asset Allocation Fund), Core Bond Funds Index (Bond Fund), High Yield Funds Index (High-Income Bond Fund) and General U.S. Government Funds Index (U.S. Government/AAA-Rated Securities Fund).

[3]	Based on management fees for the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

Lit. No. INGESRX-998-0815P

American Funds Insurance Series, from Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Contents

Letter to investors

Fund reviews

Investment portfolios

Global Growth Fund

Growth Fund

Growth-Income Fund

Asset Allocation Fund

Financial statements

Fellow investors:

Investors set aside concerns about China’s slowing economy and the Greek debt crisis such that we had a mild increase in the U.S. stock market during the six months ended June 30, 2015. With the long-anticipated increase in U.S. interest rates likely to happen this fall, interest-rate sensitive investments — such as dividend-paying companies and bonds — fared less well than growth-oriented stocks because prices of income-focused investments often fall when rates rise.

Generally, developed markets saw the best results, with gains in most major markets in the MSCI ACWI (All Country World Index) including the U.S. (+1.70%), United Kingdom (+2.00%), Germany (+2.23%), France (+5.02%) and Hong Kong (+11.90%). Buoyed by economic stimulus measures, Japan’s stock market advanced 13.62%.

The specter of rising interest rates in the U.S. and declining commodity prices hurt some emerging markets, including Mexico (–1.62%), Brazil (–8.70%) and Malaysia (–9.36%). Not surprisingly, Greece was down the most, losing 25.66%. Despite the impact of falling oil prices and sanctions over its actions in Ukraine, Russian stocks rebounded and had the best return of any market, climbing 27.59%. After a breathtaking rise and headline-grabbing decline, China finished the period up 14.65%. Country returns are based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes, except for the MSCI USA Index, which reflects dividends gross of withholding taxes. All market indexes referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

In bond markets, investment-grade securities declined as investors initially sought higher yields than those offered by U.S. Treasuries. Barclays U.S. Aggregate Index fell 0.10% and Barclays Global Aggregate Index was down 3.08%. The 10-year U.S. Treasury yield, which was 2.17% at December 31, dropped to 1.68% at the end of January before rising to end the period at 2.35%. The Barclays U.S. Corporate High Yield 2% Issuer Capped Index gained 2.53%, and the JPMorgan Emerging Markets Bond Index Global rose 1.76%.

The U.S. dollar appreciated against almost all currencies. In developed markets, only the Swiss franc (+6.3%), Israeli shekel (+3.2%) and British pound (+0.9%) advanced.

American Funds Insurance Series

The euro and Canadian dollar were down 7.9% and 7.2%, respectively, while the Japanese yen was off 2.0%. Among developing market currencies, only the Russian ruble (+7.7%) and Taiwanese dollar (+2.4%) had gains above 1.0%. Weakest were the Ukrainian hryvnia, which was down 24.7% (after declining 47.9% in 2014), Brazilian real (–14.4%) and Turkish lira (–12.7%). Currency returns are calculated by MSCI.

All but one of the AFIS equity funds recorded gains during the six-month period, with growth-oriented funds faring better than those that focus on dividend-paying investments. With the uncertainty around interest rates, two of the series’ bond funds declined, while Cash Management Fund was again hampered by low short-term interest rates.

Looking ahead

The U.S. economy has continued to show signs of improvement. Unemployment has steadily declined, ending the period at 5.3%, the lowest level since April 2008. Consumer confidence has picked up, with auto sales through June the highest since 2005, helped by lower gas prices and affordable loans.

The probable interest rate increase later this year could trigger some market volatility, but we will not panic in such an event, and will evaluate whether good investment opportunities are being created. Our investment approach, based on extensive research, a long-term horizon, and close attention to valuation, has served our retirement investors very well over time. We continue to have confidence this will remain the case, and thank you for your support.

We look forward to reporting to you again at year-end.

Sincerely,

Donald D. O’Neal

Vice Chairman of the Board

Alan N. Berro

President

August 7, 2015

It is with deep sadness that we note the passing of Jim Rothenberg, who served as Chairman of the Board of The Capital Group Companies, parent company of the investment adviser to the American Funds Insurance Series. Jim was an admired colleague, insightful investor and forceful advocate for our funds’ shareholders. We will greatly miss his leadership, which was marked by a deep sense of fairness and a staunch commitment to our firm and those it serves.

American Funds Insurance Series

Summary investment portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 2 shares (Class P2 shares for managed risk funds). Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010, and for Blue Chip Income and Growth Fund from February 1, 2014, through January 31, 2015. For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.15% of the funds’ net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. Investment results and net expense ratios shown reflect the waivers and reimbursements, without which the results would have been lower and the expenses would have been higher. The waivers and reimbursements will be in effect through at least May 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursements at that time. The waivers may only be modified or terminated with the approval of the series board. See the Financial Highlights table in this report for details.

Although Capital Income Builder has a plan of distribution for Class 2 shares and Global Balanced Fund has a plan of distribution and an insurance administrative services plan for Class 4 shares, fees for distribution and/ or insurance administrative services are not paid on amounts invested in the funds by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund results would have been lower and expenses would have been higher. See the “Plans of distribution” and the “Fund expenses” sections of the prospectus for information on the fees for distribution and/or insurance administrative services, respectively, permitted to be charged by the funds.

Individual funds are listed in this report according to their risk potential, with managed risk funds listed last.

American Funds Insurance Series

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund gained 8.01% for the six months ended June 30, 2015, compared with a 2.66% increase for the MSCI ACWI (All Country World Index).*

After a strong start to the year, global stocks faltered in the second quarter as optimism over improving economic growth was tempered by the intensifying Greek debt crisis and fears of rising interest rates.

Stock selection was a key factor in the fund’s advantage over the index. The fund benefited from a first-quarter rally in health care stocks, which resulted in significant gains for two top 10 holdings, Denmark’s diabetes pioneer Novo Nordisk and U.S. biotechnology leader Regeneron Pharmaceuticals, which seeks to develop treatments for serious diseases.

In the information technology sector, video game giant Nintendo and electronics manufacturer Murata, both of Japan, made a significant positive relative impact. Among consumer discretionary investments, online retailer Amazon had a strong showing.

The fund’s weakest areas on an absolute basis were the struggling energy and materials sectors, though limited exposure to the former resulted in a positive relative contribution.

On a geographical basis, holdings in the United States, Japan and Denmark contributed most to relative returns. Investments in the Netherlands were weakest.

Despite significant volatility in some markets — notably China — and disappointing economic growth in much of the world, the fund’s portfolio managers are optimistic they will continue to find good companies whose value is not fully reflected in their share prices.

Country diversification	Percent of net assets

The Americas
United States	42.7%
Brazil	1.3
Canada	1.2

45.2

Europe
United Kingdom	9.5%
Denmark	4.6
France	4.3
Switzerland	3.9
Netherlands	2.3
Germany	2.1
Spain	2.0
Other	2.2

30.9

Asia/Pacific Basin
Japan	11.0%
Hong Kong	2.2
Taiwan	2.1
China	1.8
India	1.0
Other	1.9

20.0

Other regions
South Africa	1.6%

Short-term securities & other assets less liabilities	2.3

Total	100.0%

Largest individual equity securities	Percent of net assets

Novo Nordisk	4.21%
Amazon	3.41
Vertex Pharmaceuticals	3.08
Regeneron Pharmaceuticals	3.02
ASML Holding	2.32

Nintendo	2.31%
Home Depot	2.27
Priceline Group	2.10
Taiwan Semiconductor Manufacturing	2.10
UnitedHealth Group	1.80

American Funds Insurance Series

Global Growth Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2015

	1 year	5 years	10 years	Lifetime (since April 30, 1997)	Expense ratio
Class 1	8.05%	15.01%	9.75%	9.91%	.55%
Class 2	7.79	14.72	9.48	9.64	.80
Class 4	7.51	14.52	9.25	9.38	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of June 30, 2015	Percent of net assets

American Funds Insurance Series

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 5.85% for the six months ended June 30, 2015. Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of 500 widely held common stocks, rose 1.23%.

U.S. stocks posted modest returns in the first half of the year, despite hitting record highs in both March and May. Optimism over an improving U.S. economy and the prospect of gradual interest rate hikes was tempered by a slowdown in corporate earnings growth and concerns about the ongoing Greek debt crisis.

A first-quarter rally in health care stocks resulted in significant gains for holdings in the sector, the fund’s largest at June 30, which produced four of the top five contributors to relative returns. They included two U.S. companies, Incyte and Regeneron Pharmaceuticals, which were among the fund’s top 10 holdings at June 30.

Two other large sectors — information technology and consumer discretionary — also contributed to relative returns. The latter included the fund’s biggest holding at period-end, Amazon, which was also the primary contributor to relative returns.

The fund’s weakest sectors on a relative basis were industrials, materials and energy, though the lowest return on an absolute basis came from the utilities sector, which resulted in a positive relative contribution thanks to the fund’s very low exposure.

Overall, the fund’s modest holdings outside the U.S. added relative value. Japan and Ireland were the primary contributors, while Canada and the Netherlands were the main detractors.

The fund’s portfolio managers continue to position the fund for a stronger U.S. economy. They will be looking closely at areas that have been under pressure recently, such as energy, industrials and materials, for investment opportunities that offer value and the potential for growth.

Largest individual equity securities	Percent of net assets

Amazon	4.64%
Home Depot	3.03
Wells Fargo	2.67
Microsoft	2.50
ASML Holding	2.41

Comcast	2.34%
Incyte	2.15
Regeneron Pharmaceuticals	2.14
Express Scripts	1.91
UnitedHealth Group	1.89

American Funds Insurance Series

Growth Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2015

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	9.12%	16.48%	8.35%	12.64%	.35%
Class 2	8.85	16.19	8.08	12.34	.60
Class 3	8.90	16.26	8.16	12.44	.53
Class 4	8.56	15.93	7.83	12.08	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of June 30, 2015	Percent of net assets

American Funds Insurance Series

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 2.97% for the six months ended June 30, 2015, while the S&P 500 rose 1.23%.

U.S. stocks posted modest returns in the first half of the year, despite hitting record highs in both March and May. An improving U.S. economy and the prospect of a “normal” interest rate hike by the Federal Reserve offset concerns about the ongoing Greek debt crisis and a potential slowdown in China.

Holdings in the consumer discretionary sector were the primary drivers of the fund’s return. Third-largest holding Amazon was the main contributor to relative returns, while streaming media leader Netflix was among the top five. Health care investments also did well, with largest holding Gilead Sciences adding significantly to the fund’s result.

Modest gains from holdings in the weak financials and consumer staples sectors also contributed to relative results, as did the fund’s limited exposure to utilities, the market’s frailest sector.

The fund’s weakest sector on a relative basis was information technology, which included the two largest detractors to relative returns: Apple (the consequence of a low weighting) and Yahoo. Holdings in the industrials sector also held back returns.

Looking ahead, the fund’s portfolio managers remain optimistic about long-term prospects for U.S. companies and global economic growth.

Largest individual equity securities	Percent of net assets

Gilead Sciences	3.77%
Amgen	3.06
Amazon	2.52
Google	2.47
Texas Instruments	2.29

Verizon Communications	1.75%
Celanese	1.70
Oracle	1.66
Microsoft	1.65
Philip Morris International	1.46

American Funds Insurance Series

Growth-Income Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2015

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	6.79%	16.82%	7.69%	11.34%	.29%
Class 2	6.52	16.52	7.42	11.04	.54
Class 3	6.58	16.60	7.50	11.14	.47
Class 4	6.25	16.26	7.17	10.79	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of June 30, 2015	Percent of net assets

American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund, a mix of stocks and bonds, rose 0.93% for the six months ended June 30, 2015. The S&P 500, the benchmark for the fund’s equity holdings, gained 1.23% over the same period, while the Barclays U.S. Aggregate Index, which measures investment-grade U.S. bonds (rated BBB/Baa and above) declined 0.10%. A blend of the two indexes, the 60/40 S&P/Barclays Index,* advanced 0.79%.

U.S. stocks posted modest returns in the first half of the year, despite hitting record highs in both March and May. Optimism over the improving U.S. economy and a potential interest rate hike was tempered by a slowdown in corporate earnings growth and concerns about the ongoing Greek debt crisis. Bonds declined despite a late rally fueled by demand for safe-haven assets as Greece reignited.

The fund gained in several sectors, with holdings in one of the largest — consumer discretionary — making the same contribution on a relative basis as one of the smallest — utilities — thanks to the fund’s modest positive result in the latter sector, which declined almost 11% in the index. At the end of the period, the fund held no utilities.

Amazon, the fund’s fifth-largest holding at June 30, was the primary contributor to relative returns. The fund’s weakest sectors on both an absolute and relative basis were information technology, energy and materials.

The fund’s fixed-income holdings advanced for the period. High-yield corporate bonds and federal agency mortgage-backed securities accounted for most of the gain.

Largest individual equity securities	Percent of net assets

Microsoft	3.77%
Comcast	2.36
Lockheed Martin	2.19
Merck	1.85
Amazon	1.85

JPMorgan Chase	1.82%
Home Depot	1.49
ACE	1.48
Boeing	1.33
Philip Morris International	1.27

American Funds Insurance Series

Asset Allocation Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2015

	1 year	5 years	10 years	Lifetime (since August 1,1989)	Expense ratio
Class 1	2.54%	13.21%	7.42%	8.51%	.30%
Class 2	2.29	12.94	7.15	8.23	.55
Class 3	2.34	13.02	7.23	8.32	.48
Class 4	2.05	12.74	6.93	7.99	.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2015. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The 60/40 S&P/Barclays Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

Where the fund’s assets were invested as of June 30, 2015	Percent of net assets

American Funds Insurance Series

Global Growth Fund

Summary investment portfolio June 30, 2015	unaudited

Common stocks 97.39%

	Shares	Value (000)

Health care 21.08%

Novo Nordisk A/S, Class B	4,401,000	$239,783
Vertex Pharmaceuticals Inc.[1]	1,419,000	175,218
Regeneron Pharmaceuticals, Inc.[1]	336,400	171,608
UnitedHealth Group Inc.	840,000	102,480
Novartis AG	900,000	88,705
Merck & Co., Inc.	1,324,000	75,375
Express Scripts Holding Co.[1]	770,000	68,484
Bristol-Myers Squibb Co.	865,600	57,597
Bayer AG	349,300	48,891
Hologic, Inc.[1]	1,279,992	48,716
Other securities		123,035

		1,199,892

Information technology 20.18%

ASML Holding NV (New York registered)	647,176	67,390
ASML Holding NV	624,897	64,581
Nintendo Co., Ltd.	787,700	131,750
Taiwan Semiconductor Manufacturing Co., Ltd.	23,830,000	108,513
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	480,000	10,901
Alcatel-Lucent[1]	22,539,144	82,118
Google Inc., Class A1	67,700	36,561
Google Inc., Class C1	67,885	35,335
Visa Inc., Class A	1,053,200	70,722
Microsoft Corp.	1,572,000	69,404
Murata Manufacturing Co., Ltd.	323,000	56,374
AAC Technologies Holdings Inc.	8,132,040	45,950
Naver Corp.	76,600	43,538
Alibaba Group Holding Ltd. (ADR)[1]	476,150	39,173
ASM Pacific Technology Ltd.	3,900,000	38,640
Cognizant Technology Solutions Corp., Class A1	620,000	37,876
Other securities		209,721

		1,148,547

Consumer discretionary 17.96%

Amazon.com, Inc.[1]	446,900	193,995
Home Depot, Inc.	1,161,000	129,022
Priceline Group Inc.[1]	104,000	119,742
Walt Disney Co.	541,205	61,773
Liberty Global PLC, Class C1	816,465	41,338
Liberty Global PLC, Class A1	327,449	17,705
ASOS PLC[1]	802,304	48,899
Industria de Diseño Textil, SA	1,460,000	47,455
CBS Corp., Class B	702,500	38,989
HUGO BOSS AG	335,500	37,497
Other securities		286,088

		1,022,503

Financials 14.06%

AIA Group Ltd.	13,602,500	89,057
ORIX Corp.	4,990,000	74,248
JPMorgan Chase & Co.	1,065,000	72,164
Moody’s Corp.	569,000	61,429
Tokio Marine Holdings, Inc.	972,600	40,482
HSBC Holdings PLC (GBP denominated)	4,320,228	38,699
AEON Financial Service Co., Ltd.	1,365,000	37,921
Other securities		386,650

		800,650

American Funds Insurance Series

Global Growth Fund

Common stocks

	Shares	Value (000)
Industrials 7.51%

AA PLC[1]	9,950,681	$57,959
Airbus Group SE, non-registered shares	645,000	41,850
Geberit AG	119,668	39,896
Other securities		287,941

		427,646

Consumer staples 6.87%

Associated British Foods PLC	2,095,000	94,507
Kao Corp.	1,198,000	55,727
Colgate-Palmolive Co.	632,000	41,339
Nestlé SA	545,000	39,347
Other securities		159,994

		390,914

Telecommunication services 2.88%

SoftBank Corp.	1,068,000	62,910
BT Group PLC	6,710,000	47,465
Other securities		53,605

		163,980

Energy 2.51%

Other securities		142,915

Materials 2.05%

Other securities		116,906

Utilities 0.51%

Other securities		28,874

Miscellaneous 1.78%

Other common stocks in initial period of acquisition		101,274

Total common stocks (cost: $4,040,003,000)		5,544,101

Preferred securities 0.00%

Financials 0.00%
Other securities		135

Total preferred securities (cost: $434,000)		135

Bonds, notes & other debt instruments 0.36%

	Principal amount (000)
U.S. Treasury bonds & notes 0.36%

U.S. Treasury 0.36%

Other securities		20,279

Total bonds, notes & other debt instruments (cost: $20,273,000)		20,279

Short-term securities 2.91%

Freddie Mac 0.18%–0.21% due 12/8/2015–1/4/2016	$53,800	53,773
Other securities		111,979

Total short-term securities (cost: $165,720,000)		165,752

Total investment securities 100.66% (cost: $4,226,430,000)		5,730,267
Other assets less liabilities (0.66)%		(37,610)

Net assets 100.00%		$5,692,657

American Funds Insurance Series

Global Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some securities within “Other securities” (with an aggregate value of $74,982,000, which represented 1.32% of the net assets of the fund) were acquired in transactions exempt from registration under section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $126,563,000 over the prior 12-month period.

			Contract amount		Unrealized (depreciation) appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 6/30/2015 (000)
Sales:
Japanese yen	7/8/2015	Bank of America, N.A.	$12,735	¥1,575,000	$(136)
Japanese yen	7/9/2015	Citibank	$3,332	¥410,000	(18)
Japanese yen	7/9/2015	Bank of America, N.A.	$2,908	¥360,000	(34)
Japanese yen	7/13/2015	JPMorgan Chase	$1,291	¥160,000	(16)
Japanese yen	7/29/2015	Bank of America, N.A.	$7,213	¥884,000	(13)
Japanese yen	8/10/2015	Bank of America, N.A.	$1,286	¥160,000	(22)
Japanese yen	8/14/2015	UBS AG	$1,310	¥160,000	2
Japanese yen	8/19/2015	Bank of New York Mellon	$8,384	¥1,000,000	208
Japanese yen	9/4/2015	Bank of America, N.A.	$79,187	¥9,800,000	(954)

					$(983)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

Key to abbreviations and symbol

ADR = American Depositary Receipts

GBP = British pounds

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series

Growth Fund

Summary investment portfolio June 30, 2015	unaudited

Common stocks 95.98%

	Shares	Value (000)

Health care 20.06%

Incyte Corp.[1]	4,675,000	$487,182
Regeneron Pharmaceuticals, Inc.[1]	949,500	484,368
Express Scripts Holding Co.[1]	4,848,208	431,200
UnitedHealth Group Inc.	3,510,000	428,220
Centene Corp.[1]	4,407,000	354,323
Vertex Pharmaceuticals Inc.[1]	2,585,000	319,196
Hologic, Inc.[1]	7,913,000	301,169
Humana Inc.	993,200	189,979
Biogen Inc.[1]	400,500	161,778
Agios Pharmaceuticals, Inc.[1]	1,309,120	145,496
Other securities		1,236,528

		4,539,439

Information technology 19.38%

Microsoft Corp.	12,810,000	565,561
ASML Holding NV (New York registered)	3,444,016	358,625
ASML Holding NV	1,808,186	186,870
Google Inc., Class C1	392,221	204,155
Google Inc., Class A1	249,000	134,470
Facebook, Inc., Class A1	3,632,685	311,557
Visa Inc., Class A	4,332,000	290,894
Apple Inc.	2,256,300	282,996
salesforce.com, inc.[1]	3,725,000	259,372
Taiwan Semiconductor Manufacturing Co., Ltd.	48,298,000	219,931
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	986,192	22,397
Avago Technologies Ltd.	1,816,000	241,401
Nintendo Co., Ltd.	1,114,960	186,487
Other securities		1,121,277

		4,385,993

Consumer discretionary 18.60%

Amazon.com, Inc.[1]	2,416,216	1,048,855
Home Depot, Inc.	6,170,000	685,672
Comcast Corp., Class A	8,820,000	530,435
Twenty-First Century Fox, Inc., Class A	9,450,000	307,550
Tiffany & Co.	1,689,000	155,050
NIKE, Inc., Class B	1,340,000	144,747
Starbucks Corp.	2,510,000	134,574
Other securities		1,201,378

		4,208,261

Financials 13.45%

Wells Fargo & Co.	10,751,096	604,642
Berkshire Hathaway Inc., Class A1	1,710	350,293
Berkshire Hathaway Inc., Class B1	363,734	49,508
Capital One Financial Corp.	2,455,000	215,966
Legal & General Group PLC	45,158,246	176,607
American Express Co.	2,251,000	174,948
PNC Financial Services Group, Inc.	1,693,600	161,993
American International Group, Inc.	2,333,300	144,245
JPMorgan Chase & Co.	2,053,720	139,160
Other securities		1,026,046

		3,043,408

Consumer staples 8.18%

Costco Wholesale Corp.	2,390,000	322,793
Philip Morris International Inc.	3,280,000	262,958
Coca-Cola Co.	4,670,000	183,204
Kerry Group PLC, Class A	2,000,000	148,253
Other securities		934,346

		1,851,554

American Funds Insurance Series

Growth Fund

Common stocks

	Shares	Value (000)

Energy 7.06%

Concho Resources Inc.[1]	2,065,000	$235,121
Noble Energy, Inc.	4,963,000	211,821
Suncor Energy Inc.	5,502,090	151,539
Pioneer Natural Resources Co.	1,049,000	145,486
Weatherford International PLC[1]	10,915,007	133,927
Other securities		718,378

		1,596,272

Industrials 7.03%

Boeing Co.	2,250,000	312,120
Oshkosh Corp.[2]	4,947,000	209,654
Rockwell Collins, Inc.	1,775,000	163,921
Union Pacific Corp.	1,500,000	143,055
Other securities		761,043

		1,589,793

Other 1.65%

Other securities		371,810

Miscellaneous 0.57%

Other common stocks in initial period of acquisition		129,992

Total common stocks (cost: $14,187,128,000)		21,716,522

Preferred securities 0.00%

Financials 0.00%

Other securities		31

Total preferred securities (cost: $98,000)		31

Rights & warrants 0.05%

Energy 0.05%

Other securities		10,896

Total rights & warrants (cost: $17,544,000)		10,896

Convertible stocks 0.05%

Consumer discretionary 0.05%

Other securities		10,650

Total convertible stocks (cost: $10,650,000)		10,650

Short-term securities 3.77%

	Principal amount (000)
Apple Inc. 0.10% due 7/17/2015[3]	$32,100	32,098
Coca-Cola Co. 0.11%–0.25% due 7/13/2015–7/22/2015[3]	66,900	66,897
Federal Home Loan Bank 0.09%–0.18% due 8/3/2015–12/11/2015	241,500	241,481
Other securities		513,649

Total short-term securities (cost: $854,032,000)		854,125

Total investment securities 99.85% (cost: $15,069,452,000)		22,592,224
Other assets less liabilities 0.15%		33,530

Net assets 100.00%		$22,625,754

American Funds Insurance Series

Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2015 (000)
Oshkosh Corp.	4,947,000	—	—	4,947,000	$1,682	$209,654
Myriad Genetics, Inc.[1]	3,480,000	—	—	3,480,000	—	118,285
FCB Financial Holdings, Inc., Class A	265,000	1,625,000	—	1,890,000	—	60,102
KGen Power Corp.[1,4,5]	3,166,128	—	—	3,166,128	—	1,013

					$1,682	$389,054

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $211,736,000, which represented .94% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $21,430,000, which represented .09% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
KGen Power Corp.	12/19/2006	$1,203	$1,013	.00%
Other private placement securities	6/21/2011–5/22/2015	71,973	14,020	.06

Total private placement securities		$73,176	$15,033	.06%

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Growth-Income Fund

Summary investment portfolio June 30, 2015	unaudited

Common stocks 94.37%

	Shares	Value (000)

Health care 18.73%

Gilead Sciences, Inc.	8,080,000	$946,006
Amgen Inc.	5,000,400	767,661
Express Scripts Holding Co.[1]	2,825,309	251,283
Stryker Corp.	2,385,241	227,958
Hologic, Inc.[1]	5,661,300	215,469
Humana Inc.	997,600	190,821
Alexion Pharmaceuticals, Inc.[1]	1,045,000	188,905
UnitedHealth Group Inc.	1,518,396	185,244
Medtronic PLC	2,499,000	185,176
Illumina, Inc.[1]	847,800	185,126
Merck & Co., Inc.	3,005,380	171,096
Other securities		1,185,821

		4,700,566

Information technology 14.68%

Google Inc., Class A1	606,000	327,264
Google Inc., Class C1	561,336	292,181
Texas Instruments Inc.	11,155,959	574,643
Oracle Corp.	10,352,001	417,186
Microsoft Corp.	9,373,727	413,850
Intel Corp.	7,568,000	230,181
Accenture PLC, Class A	2,170,500	210,061
Yahoo! Inc.[1]	4,538,000	178,298
Apple Inc.	1,286,700	161,384
Other securities		878,578

		3,683,626

Consumer discretionary 13.28%

Amazon.com, Inc.[1]	1,454,000	631,167
Home Depot, Inc.	2,845,400	316,209
Time Warner Inc.	3,275,000	286,268
General Motors Co.	6,952,256	231,719
Netflix, Inc.[1]	282,300	185,454
Comcast Corp., Class A	2,911,000	175,068
Other securities		1,504,961

		3,330,846

Industrials 9.59%

General Dynamics Corp.	1,973,000	279,554
CSX Corp.	7,524,200	245,665
Union Pacific Corp.	2,387,200	227,667
Precision Castparts Corp.	1,061,813	212,225
Other securities		1,441,822

		2,406,933

Financials 8.93%

State Street Corp.	2,980,800	229,521
Wells Fargo & Co.	4,010,900	225,573
Crown Castle International Corp.	2,682,400	215,397
Marsh & McLennan Companies, Inc.	3,426,100	194,260
JPMorgan Chase & Co.	2,559,300	173,418
Other securities		1,203,516

		2,241,685

Consumer staples 7.70%

Philip Morris International Inc.	4,578,330	367,045
Coca-Cola Co.	5,862,500	229,986
Altria Group, Inc.	4,050,700	198,120
CVS Health Corp.	1,670,000	175,150
Other securities		961,377

		1,931,678

American Funds Insurance Series

Growth-Income Fund

Common stocks

	Shares	Value (000)

Materials 6.72%

Celanese Corp., Series A	5,930,400	$426,277
Dow Chemical Co.	5,113,500	261,658
Monsanto Co.	2,323,643	247,677
Other securities		749,346

		1,684,958

Energy 6.49%

ConocoPhillips	3,434,460	210,910
EOG Resources, Inc.	2,214,300	193,862
Royal Dutch Shell PLC, Class A (ADR)	3,251,000	185,340
Schlumberger Ltd.	2,055,000	177,121
Other securities		861,734

		1,628,967

Telecommunication services 2.19%

Verizon Communications Inc.	9,429,701	439,519
Other securities		108,572

		548,091

Utilities 1.07%

Other securities		269,055

Miscellaneous 4.99%

Other common stocks in initial period of acquisition		1,253,064

Total common stocks (cost: $16,787,233,000)		23,679,469

Rights & warrants 0.01%

Consumer discretionary 0.01%

Other securities		3,412

Total rights & warrants (cost: $3,907,000)		3,412

Convertible stocks 0.03%

Financials 0.03%

Other securities		6,264

Total convertible stocks (cost: $6,000,000)		6,264

American Funds Insurance Series

Convertible bonds 0.13%

	Principal amount (000)	Value (000)

Information technology 0.13%

Other securities		$33,292

Total convertible bonds (cost: $27,669,000)		33,292

Bonds, notes & other debt instruments 0.07%

Corporate bonds & notes 0.07%

Telecommunication services 0.07%

Other securities		18,471

Total bonds, notes & other debt instruments (cost: $16,700,000)		18,471

Short-term securities 5.35%

Coca-Cola Co. 0.13%–0.22% due 7/10/2015–10/20/20152	$90,000	89,975
Fannie Mae 0.10%–0.17% due 8/3/2015–12/1/2015	220,000	219,965
Federal Home Loan Bank 0.07%–0.20% due 7/6/2015–1/26/2016	504,000	503,940
Freddie Mac 0.10%–0.19% due 7/23/2015–11/16/2015	237,400	237,374
Other securities		290,020

Total short-term securities (cost: $1,341,072,000)		1,341,274

Total investment securities 99.96% (cost: $18,182,581,000)		25,082,182
Other assets less liabilities 0.04%		9,970

Net assets 100.00%		$25,092,152

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including one security which was valued under fair value procedures adopted by authority of the board of trustees. The total value of this security which was valued under fair value procedures was $83,837,000, which represented .33% of the net assets of the fund. One of the securities in “Other securities” (with a value of $6,264,000, a cost of $6,000,000, and which represented .02% of the net assets of the fund) was acquired on 6/28/2012 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $281,604,000, which represented 1.12% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Asset Allocation Fund

Summary investment portfolio June 30, 2015	unaudited

Common stocks 67.38%

	Shares	Value (000)

Information technology 12.20%

Microsoft Corp.	15,325,000	$676,599
ASML Holding NV (New York registered)	2,182,000	227,212
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	9,500,000	215,745
Intel Corp.	6,815,000	207,278
VeriSign, Inc.[1]	2,675,000	165,101
Texas Instruments Inc.	3,000,000	154,530
KLA-Tencor Corp.	2,500,000	140,525
Other securities		403,661

		2,190,651

Consumer discretionary 11.03%

Comcast Corp., Class A	7,040,000	423,385
Amazon.com, Inc.[1]	765,000	332,079
Home Depot, Inc.	2,405,000	267,268
Twenty-First Century Fox, Inc., Class A	5,850,000	190,388
Walt Disney Co.	1,150,000	131,261
VF Corp.	1,800,000	125,532
General Motors Co.	3,500,000	116,655
NIKE, Inc., Class B	1,040,000	112,341
Other securities		280,480

		1,979,389

Financials 9.43%

JPMorgan Chase & Co.	4,825,000	326,942
ACE Ltd.	2,620,000	266,402
Citigroup Inc.	2,750,000	151,910
First Republic Bank	2,200,000	138,666
PNC Financial Services Group, Inc.	1,200,000	114,780
Other securities		694,915

		1,693,615

Health care 8.72%

Merck & Co., Inc.	5,850,000	333,040
Incyte Corp.[1]	2,000,000	208,420
UnitedHealth Group Inc.	1,675,000	204,350
Johnson & Johnson	2,075,000	202,229
Humana Inc.	1,019,000	194,914
Pfizer Inc.	4,910,000	164,632
Roche Holding AG	400,000	112,092
Other securities		144,783

		1,564,460

Industrials 8.69%

Lockheed Martin Corp.	2,115,000	393,178
Boeing Co.	1,720,000	238,598
Robert Half International Inc.	2,200,000	122,100

		1,560,422

Energy 5.81%

Weatherford International PLC[1]	15,000,000	184,050
Noble Energy, Inc.	3,700,000	157,916
Chevron Corp.	1,625,000	156,764
Concho Resources Inc.[1]	1,288,816	146,744
Other securities		397,007

		1,042,481

American Funds Insurance Series

Asset Allocation Fund

Common stocks (continued)

	Shares	Value (000)
Consumer staples 4.83%

Philip Morris International Inc.	2,850,000	$228,485
Unilever NV	3,445,000	144,139
Coca-Cola Co.	3,440,000	134,951
Other securities		359,526

		867,101

Materials 4.17%

FMC Corp.	3,350,000	176,042
LyondellBasell Industries NV	1,500,000	155,280
Dow Chemical Co.	2,500,000	127,925
Other securities		289,864

		749,111

Telecommunication services 0.70%

Other securities		126,225

Miscellaneous 1.80%

Other common stocks in initial period of acquisition		322,835
Total common stocks (cost: $8,658,456,000)		12,096,290

Rights & warrants 0.00%

Consumer discretionary 0.00%
Other securities		—

Total rights & warrants (cost: $7,911,000)		—

Convertible stocks 0.06%

Industrials 0.06%
Other securities		10,706

Total convertible stocks (cost: $15,028,000)		10,706

Bonds, notes & other debt instruments 24.75%

	Principal amount (000)
U.S. Treasury bonds & notes 10.86%

U.S. Treasury 8.87%
U.S. Treasury 0.25% 2015	$124,000	124,025
U.S. Treasury 1.50% 20162	137,000	138,600
U.S. Treasury 0.625% 2018	138,000	136,682
U.S. Treasury 1.50% 2019	400,000	403,468
U.S. Treasury 1.25% 2020	347,000	342,149
U.S. Treasury 1.13%–7.25% 2015–2045	443,500	447,295

		1,592,219

U.S. Treasury inflation-protected securities 1.99%

U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	180,954	181,401
U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	152,520	159,410
U.S. Treasury Inflation-Protected Security 0.75% 2045[3]	18,170	16,412

		357,223

Total U.S. Treasury bonds & notes		1,949,442

American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds & notes 7.86%

Financials 1.42%

ACE INA Holdings Inc. 3.15% 2025	$3,255	$3,179
JPMorgan Chase & Co. 1.35%–3.25% 2017–2025	6,715	6,596
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	3,200	3,184
Other securities		241,868

		254,827

Health care 1.39%

Pfizer Inc. 4.40% 2044	3,000	2,956
Other securities		246,164

		249,120

Consumer discretionary 0.56%

Amazon.com, Inc. 4.80% 2034	6,000	5,961
Comcast Corp. 4.75%–5.65% 2035–2044	5,250	5,528
Home Depot, Inc. 2.625% 2022	5,500	5,416
Other securities		83,202

		100,107

Consumer staples 0.30%

Philip Morris International Inc. 3.25%–4.25% 2024–2044	7,000	6,811
Other securities		46,521

		53,332

Other 4.19%

Other securities		753,416

Total corporate bonds & notes		1,410,802

Mortgage-backed obligations 3.87%

Federal agency mortgage-backed obligations 3.20%

Fannie Mae 0%–7.50% 2021–2047[4,5]	233,459	248,738
Freddie Mac 3.50%–6.50% 2023–2045[4,5,6]	81,048	85,508
Government National Mortgage Assn. 3.50% 2045[4,5]	117,000	120,894
Government National Mortgage Assn. 4.00% 2045[4,5]	112,000	118,527

		573,667

Other 0.67%

Other securities		121,857

Total mortgage-backed obligations		695,524

Federal agency bonds & notes 1.57%

Fannie Mae 0.50%–3.51% 2015–2024[4,6]	133,772	135,270
Freddie Mac 0.75%–3.24% 2016–2025[4,6]	143,523	145,065
Other securities		1,602

Total federal agency bonds & notes		281,937

Other 0.59%

Other securities		105,457

Total bonds, notes & other debt instruments (cost: $4,457,831,000)		4,443,162

Short-term securities 9.83%

Chevron Corp. 0.12% due 9/21/2015[7]	38,100	38,083
Fannie Mae 0.12%–0.13% due 8/26/2015–9/14/2015	93,200	93,197
Federal Home Loan Bank 0.07%–0.20% due 7/15/2015–1/26/2016	920,500	920,397
Freddie Mac 0.10%–0.18% due 7/7/2015–1/20/2016	254,600	254,545
Pfizer Inc 0.15% due 7/9/2015[7]	50,000	49,999

American Funds Insurance Series

Asset Allocation Fund

Short-term securities (continued)

	Principal amount (000)	Value (000)
U.S. Treasury Bills 0.11% due 7/2/2015	$19,960	$19,960
Walt Disney Co. 0.10% due 7/29/2015[7]	50,000	49,996
Other securities		338,512

Total short-term securities (cost: $1,764,471,000)		1,764,689

Total investment securities 102.02% (cost: $14,903,697,000)		18,314,847
Other assets less liabilities (2.02)%		(363,368)

Net assets 100.00%		$17,951,479

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities, which were valued under fair value procedures, was $58,476,000, which represented .33% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $7,600,000, an aggregate cost of $28,713,000, and which represented .04% of the net assets of the fund) were acquired from 3/10/2010 to 4/7/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $60,022,000, which represented .33% of the net assets of the fund.

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $437,500,000 over the prior 12-month period.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 6/30/2015 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.921%	3/5/2017	$50,000	$126
Receive	LCH.Clearnet	3-month USD-LIBOR	1.929	9/29/2019	80,000	1,084
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6365	10/16/2019	124,000	119
Pay	LCH.Clearnet	3-month USD-LIBOR	1.734	3/5/2020	23,000	(28)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.652	9/29/2024	26,000	(564)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.402	6/23/2044	45,000	(4,276)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.945	10/16/2044	28,000	(39)

						$(3,578)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	A portion of this security was pledged as collateral. The total value of pledged collateral was $10,854,000, which represented .06% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Purchased on a TBA basis.
[6]	Coupon rate may change periodically.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $937,293,000, which represented 5.22% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series

Financial statements

Statements of assets and liabilities at June 30, 2015

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,730,267	$4,649,747	$22,203,170	$8,128,741	$2,776,338
Affiliated issuers	—	106,823	389,054	—	—
Cash denominated in currencies other than U.S. dollars	772	258	—	1,220	302
Cash	104	152	619	1,582	60
Unrealized appreciation on open forward currency contracts	210	219	—	216	75
Receivables for:
Sales of investments	2,108	7,612	85,674	6,643	3,352
Sales of fund’s shares	3,848	4,948	9,910	11,832	4,091
Dividends and interest	10,900	4,328	24,169	18,826	10,007
Closed forward currency contracts	—	—	—	—	—
Variation margin	—	—	—	—	—
Other	177	110	—	239	216

	5,748,386	4,774,197	22,712,596	8,169,299	2,794,441

Liabilities:
Unrealized depreciation on open forward currency contracts	1,193	458	—	1,497	53
Payables for:
Purchases of investments	33,629	24,392	36,493	29,813	15,524
Repurchases of fund’s shares	16,458	14,687	38,569	6,041	2,422
Investment advisory services	2,490	2,710	6,199	3,384	1,648
Services provided by related parties	908	654	3,420	1,014	271
Trustees’ deferred compensation	56	36	508	225	20
Closed forward currency contracts	19	—	—	—	8
Variation margin	—	—	—	—	—
Other	976	197	1,653	3,460	915

	55,729	43,134	86,842	45,434	20,861

Net assets at June 30, 2015	$5,692,657	$4,731,063	$22,625,754	$8,123,865	$2,773,580

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,877,304	$3,185,465	$14,169,910	$6,290,235	$2,573,320
Undistributed (distributions in excess of) net investment income	23,929	(18,850)	93,077	14,677	(6,310)
Undistributed (accumulated) net realized gain (loss)	288,612	379,439	840,010	503,509	(65,936)
Net unrealized appreciation (depreciation)	1,502,812	1,185,009	7,522,757	1,315,444	272,506

Net assets at June 30, 2015	$5,692,657	$4,731,063	$22,625,754	$8,123,865	$2,773,580

Investment securities, at cost:
Unaffiliated issuers	$4,226,430	$3,455,431	$14,695,844	$6,808,739	$2,503,798
Affiliated issuers	—	115,920	373,608	—	—
Cash denominated in currencies other than U.S. dollars, at cost	773	258	—	1,220	302

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

						unaudited (dollars and shares in thousands, except per-share amounts)
Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder		Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$7,187,536	$1,852,878	$25,082,182	$1,091,917	$148,822		$18,314,847	$224,072	$10,872,261	$2,616,092
—	10,633	—	—	—		—	—	—	—
—	76	—	309	6		—	—	5,944	1,402
72	117	207	163	237		2,043	90	3,304	694
—	227	—	—	—		—	47	1,548	2,730

6,607	5,313	8,935	380	7,341		355,217	3,178	1,185,047	62,793
5,798	3,361	15,329	326	1,541		20,679	325	11,437	942
9,161	5,181	33,563	4,409	596		57,234	971	57,848	26,050
—	—	—	—	—		—	1	296	436
—	—	—	—	—		687	—	2,015	297
612	60	1,105	—	2		113	—	130	—

7,209,786	1,877,846	25,141,321	1,097,504	158,545		18,750,820	228,684	12,139,830	2,711,436

—	19	—	—	—		—	108	767	2,976

25,548	7,449	7,171	14,637	17,155		782,941	7,531	2,260,209	179,629
8,165	2,298	32,229	185	270		8,940	31	2,999	1,651
2,393	937	5,616	572	56		4,119	121	2,954	1,098
807	358	3,174	74	24		1,272	39	992	293
47	16	576	4	—	*	186	1	81	17
—	1	—	—	—		—	21	2	466
—	—	—	—	—		210	—	2,259	145
156	763	403	497	84		1,673	41	278	682

37,116	11,841	49,169	15,969	17,589		799,341	7,893	2,270,541	186,957

$7,172,670	$1,866,005	$25,092,152	$1,081,535	$140,956		$17,951,479	$220,791	$9,869,289	$2,524,479

$5,276,847	$1,583,497	$16,705,295	$1,007,729	$144,445		$14,245,126	$199,948	$9,759,450	$2,632,809
72,015	14,360	178,447	14,722	100		155,865	1,570	81,284	24,658
337,923	(16,149)	1,308,899	25,653	374		142,911	288	58,239	(43,025)
1,485,885	284,297	6,899,511	33,431	(3,963)		3,407,577	18,985	(29,684)	(89,963)

$7,172,670	$1,866,005	$25,092,152	$1,081,535	$140,956		$17,951,479	$220,791	$9,869,289	$2,524,479

$5,701,632	$1,557,883	$18,182,581	$1,058,151	$152,788		$14,903,697	$205,000	$10,905,701	$2,705,272
—	21,179	—	—	—		—	—	—	—
—	76	—	309	6		—	—	5,962	1,402

American Funds Insurance Series

Statements of assets and liabilities at June 30, 2015

	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,988,474	$506,676	$4,194,213	$361,629	$6,560
Affiliated issuers	—	—	—	—	109,354
Cash denominated in currencies other than U.S. dollars	5	—	—	—	—
Cash	2,089	201	9,599	56	—
Unrealized appreciation on open forward currency contracts	83	—	—	—	—
Receivables for:
Sales of investments	29,347	202,406	860,034	—	—
Sales of fund’s shares	620	262	506	2,992	747
Dividends and interest	32,414	758	10,192	—	—	*
Closed forward currency contracts	16	—	—	—	—
Deposits at brokers for futures contracts	—	—	—	—	292
Variation margin	97	—	1,793	—	4
Other	4	—	—	—	9

	2,053,149	710,303	5,076,337	364,677	116,966

Liabilities:
Payables for:
Purchases of investments	31,599	370,226	1,829,475	—	693
Repurchases of fund’s shares	3,855	137	5,046	575	2
Investment advisory services	774	116	892	94	9
Services provided by related parties	207	14	378	67	91
Trustees’ deferred compensation	55	1	59	22	—	*
Variation margin	—	1	2,273	—	16
Other	260	1	26	4	—

	36,750	370,496	1,838,149	762	811

Net assets at June 30, 2015	$2,016,399	$339,807	$3,238,188	$363,915	$116,155

Net assets consist of:
Capital paid in on shares of beneficial interest	$2,148,968	$334,342	$3,172,326	$364,765	$112,672
Undistributed (distributions in excess of) net investment income	54,565	1,288	11,590	(877)	(120)
Undistributed (accumulated) net realized gain (loss)	(110,619)	1,444	48,511	—	18,688
Net unrealized appreciation (depreciation)	(76,515)	2,733	5,761	27	(15,085)

Net assets at June 30, 2015	$2,016,399	$339,807	$3,238,188	$363,915	$116,155

Investment securities, at cost:
Unaffiliated issuers	$2,065,018	$505,730	$4,192,170	$361,602	$6,560
Affiliated issuers	—	—	—	—	124,507
Cash denominated in currencies other than U.S. dollars, at cost	5	—	—	—	—

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

							unaudited (dollars and shares in thousands, except per-share amounts)
Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund

$5,055		$7,277		$6,660		$139,066
67,903		115,789		96,933		2,181,835
—		—		—		—
—		—		—		—
—		—		—		—

58		—		—		—
94		457		274		7,546
—	*	—	*	—	*	1
—		—		—		—
388		1,052		369		—
51		14		7		—
5		11		9		—

73,554		124,600		104,252		2,328,448

87		424		254		6,452
63		—	*	1		609
6		10		8		191
58		104		82		1,805
—	*	—	*	—	*	4
32		43		16		—
—		—		—		52

246		581		361		9,113

$73,308		$124,019		$103,891		$2,319,335

$74,740		$124,126		$102,577		$2,287,721
41		11		(20)		1,768
2,007		9,413		11,406		141,947
(3,480)		(9,531)		(10,072)		(112,101)

$73,308		$124,019		$103,891		$2,319,335

$5,055		$7,277		$6,660		$139,066
71,395		125,578		107,144		2,293,936
—		—		—		—

American Funds Insurance Series

Statements of assets and liabilities at June 30, 2015

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$1,601,903	$1,781,093	$7,183,398	$3,605,555	$1,579,120
Shares outstanding	59,537	63,460	105,985	178,174	77,599
Net asset value per share	$26.91	$28.07	$67.78	$20.24	$20.35
Class 2:
Net assets	$4,040,921	$2,925,553	$15,188,270	$4,442,564	$1,073,314
Shares outstanding	151,474	106,334	225,389	220,454	53,265
Net asset value per share	$26.68	$27.51	$67.39	$20.15	$20.15
Class 3:
Net assets			$206,450	$37,412
Shares outstanding			3,033	1,847
Net asset value per share			$68.07	$20.25
Class 4:
Net assets	$49,833	$24,417	$47,636	$38,334	$121,146
Shares outstanding	1,868	878	709	1,911	6,013
Net asset value per share	$26.69	$27.80	$67.17	$20.06	$20.15

	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$1,104,081	$283,180	$1,524,203	$43,502
Shares outstanding	103,781	26,659	123,169	3,860
Net asset value per share	$10.64	$10.62	$12.37	$11.27
Class 2:
Net assets	$893,770	$54,695	$1,677,675	$305,200
Shares outstanding	85,202	5,162	136,990	27,662
Net asset value per share	$10.49	$10.59	$12.25	$11.03
Class 3:
Net assets	$14,320		$11,737	$7,507
Shares outstanding	1,343		947	674
Net asset value per share	$10.66		$12.39	$11.14
Class 4:
Net assets	$4,228	$1,932	$24,573	$7,706
Shares outstanding	380	183	2,000	688
Net asset value per share	$11.13	$10.55	$12.29	$11.21
Class P1:
Net assets					$250
Shares outstanding					21
Net asset value per share					$11.71
Class P2:
Net assets					$115,905
Shares outstanding					9,938
Net asset value per share					$11.66

*	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

						unaudited (dollars and shares in thousands, except per-share amounts)
Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder		Asset Allocation Fund	Global Balanced Fund		Bond Fund	Global Bond Fund

$3,652,859	$239,626	$10,988,259	$774,121	$29,261		$12,578,468	$41,134		$5,441,678	$1,205,168
276,622	18,188	235,731	46,908	2,997		604,443	3,687		503,220	108,033
$13.21	$13.17	$46.61	$16.50	$9.76		$20.81	$11.16		$10.81	$11.16

$3,500,618	$1,623,332	$13,875,443	$277,473	$1		$5,262,101	$179,656		$4,385,332	$1,314,534
267,738	123,554	300,298	16,881	—	*	255,193	16,150		410,655	118,468
$13.07	$13.14	$46.21	$16.44	$9.77		$20.62	$11.12		$10.68	$11.10

		$176,392				$38,019
		3,782				1,827
		$46.64				$20.81

$19,193	$3,047	$52,058	$29,941	$111,694		$72,891	$1		$42,279	$4,777
1,464	233	1,129	1,827	11,456		3,531	—	*	3,944	431
$13.11	$13.08	$46.12	$16.39	$9.75		$20.64	$11.12		$10.72	$11.07

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$119	$211	$307	$439,312
11	18	26	36,814
$10.33	$11.42	$11.73	$11.93

$73,189	$123,808	$103,584	$1,880,023
7,114	10,887	8,867	157,879
$10.29	$11.37	$11.68	$11.91

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2015

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$50,450	$21,224	$152,267	$93,162	$22,298
Interest	200	295	599	1,303	5,482

	50,650	21,519	152,866	94,465	27,780

Fees and expenses*:
Investment advisory services	14,819	15,336	37,300	20,084	9,732
Distribution services	5,126	3,533	19,481	5,694	1,478
Insurance administrative services	41	20	43	34	115
Transfer agent services	— †	— †	1	— †	— †
Administrative services	284	221	1,142	403	135
Reports to shareholders	166	111	702	231	80
Registration statement and prospectus	9	8	36	12	41
Trustees’ compensation	28	20	110	39	13
Auditing and legal	8	6	12	22	23
Custodian	287	349	231	789	635
State and local taxes	—	—	—	—	—
Other	13	8	19	16	32

Total fees and expenses before reimbursement/waiver	20,781	19,612	59,077	27,324	12,284
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—	—	—	—

Total reimbursement/waiver of fees and expenses	—	—	—	—	—
Total fees and expenses after reimbursement/waiver	20,781	19,612	59,077	27,324	12,284

Net investment income (loss)	29,869	1,907	93,789	67,141	15,496

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on*:
Investments	288,936	379,963	1,008,768	512,150	(66,763)
Forward currency contracts	4,802	918	—	648	1,339
Interest rate swaps	—	—	—	—	—
Currency transactions	(5,057)	(241)	(1,662)	(1,068)	(381)

	288,681	380,640	1,007,106	511,730	(65,805)

Net unrealized appreciation (depreciation) on:
Investments	123,228	261,282	220,331	(153,841)	157,660
Forward currency contracts	(2,351)	(644)	—	(5,382)	(544)
Interest rate swaps	—	—	—	—	—
Credit default swaps	—	—	—	—	—
Currency translations	244	103	223	503	113

	121,121	260,741	220,554	(158,720)	157,229

Net realized gain (loss) and unrealized appreciation (depreciation)	409,802	641,381	1,227,660	353,010	91,424

Net increase (decrease) in net assets resulting from operations	$439,671	$643,288	$1,321,449	$420,151	$106,920

See end of statements of operations for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

								unaudited (dollars in thousands)
Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$91,946	$29,299	$231,477	$21,295	$2,164	$135,663	$2,391	$55	$—
182	382	2,408	722	117	57,429	811	111,082	35,921

92,128	29,681	233,885	22,017	2,281	193,092	3,202	111,137	35,921

14,423	5,676	33,771	3,346	272	24,523	720	17,751	6,715
4,580	2,096	17,940	358	109	6,842	225	5,641	1,688
18	3	50	31	109	63	—	45	5
— †	— †	1	— †	— †	1	— †	1	— †
365	95	1,267	53	5	887	11	486	128
134	29	617	12	1	542	2	243	45
9	3	38	17	12	187	3	14	20
35	9	123	5	— †	85	1	46	12
1	8	13	4	— †	5	5	2	9
126	150	377	133	8	10	19	64	301
—	—	—	—	—	—	1	—	—
6	8	21	36	— †	18	13	163	137

19,697	8,077	54,218	3,995	516	33,163	1,000	24,456	9,060
6	—	—	—	—	—	—	—	—

6	—	—	—	—	—	—	—	—
19,691	8,077	54,218	3,995	516	33,163	1,000	24,456	9,060

72,437	21,604	179,667	18,022	1,765	159,929	2,202	86,681	26,861

340,017	65,621	1,315,509	25,570	704	149,234	466	33,332	(45,208)
—	2,216	—	—	—	—	22	15,963	4,547
—	—	—	—	—	(2,582)	—	13,204	1,382
(7)	(95)	(345)	95	(3)	(117)	(63)	(150)	(3,072)

340,010	67,742	1,315,164	25,665	701	146,535	425	62,349	(42,351)

(421,514)	(23,415)	(728,756)	(8,081)	(2,907)	(139,410)	(800)	(173,130)	(50,337)
—	(1,056)	—	—	—	—	(141)	(4,081)	(1,081)
—	—	—	—	—	5,549	—	10,285	180
—	—	—	—	—	—	—	47	—
(4)	66	6	40	4	98	20	393	739

(421,518)	(24,405)	(728,750)	(8,041)	(2,903)	(133,763)	(921)	(166,486)	(50,499)

(81,508)	43,337	586,414	17,624	(2,202)	12,772	(496)	(104,137)	(92,850)

$(9,071)	$64,941	$766,081	$35,646	$(437)	$172,701	$1,706	$(17,456)	$(65,989)

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2015

	High- Income Bond Fund	Mortgage Fund		U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund		Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$13	$—		$—	$—		$155
Interest	63,571	2,165		19,902	149		— †

	63,584	2,165		19,902	149		155

Fees and expenses*:
Investment advisory services	4,635	706		5,592	577		121
Distribution services	1,172	68		2,153	392		121
Insurance administrative services	5	1		27	8		121
Transfer agent services	— †	—	†	— †	—	†	— †
Administrative services	100	17		168	18		—
Accounting and administrative services	—	—		—	—		27
Reports to shareholders	30	3		55	6		1
Registration statement and prospectus	4	10		5	—	†	15
Trustees’ compensation	10	1		16	2		— †
Auditing and legal	— †	—	†	1	—	†	— †
Custodian	12	1		5	1		6
State and local taxes	—	—		—	—		—
Other	33	7		10	—		22

Total fees and expenses before reimbursement/waiver	6,001	814		8,032	1,004		434
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—		—	—		43
Other	—	—		—	—		56

Total reimbursement/waiver of fees and expenses	—	—		—	—		99
Total fees and expenses after reimbursement/waiver	6,001	814		8,032	1,004		335

Net investment income (loss)	57,583	1,351		11,870	(855)		(180)

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on*:
Investments	(33,975)	1,336		31,841	—		247
Forward currency contracts	824	—		—	—		—
Interest rate swaps	3	139		17,662	—		—
Credit default swaps	178	—		—	—		—
Futures contracts	—	—		—	—		(2,647)
Currency transactions	(56)	—		—	—		(9)
Capital gain distributions received	—	—		—	—		21,515

	(33,026)	1,475		49,503	—		19,106

Net unrealized appreciation (depreciation) on:
Investments	11,739	(2,904)		(46,714)	11		(17,174)
Forward currency contracts	(151)	—		—	—		—
Interest rate swaps	35	2,592		11,355	—		—
Credit default swaps	(81)	—		—	—		—
Futures contracts	—	—		—	—		506
Currency translations	40	—		—	—		—

	11,582	(312)		(35,359)	11		(16,668)

Net realized gain (loss) and unrealized appreciation (depreciation)	(21,444)	1,163		14,144	11		2,438

Net increase (decrease) in net assets resulting from operations	$36,139	$2,514		$26,014	$(844)		$2,258

*	Additional information related to non-U.S. taxes, affiliated transactions and class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

unaudited (dollars in thousands)
Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund

$247		$429	$280		$8,902
—	†	— †	—	†	6

247		429	280		8,908

75		148	113		2,710
75		148	113		2,287
75		148	113		2,710
—	†	— †	—	†	— †
—		—	—		—
26		27	26		50
—	†	1	—	†	21
9		19	15		356
—	†	1	—	†	10
—	†	— †	—	†	— †
6		6	6		6
1		1	—		—
8		28	18		126

275		527	404		8,276

27		51	39		926
42		65	53		244

69		116	92		1,170
206		411	312		7,106

41		18	(32)		1,802

186		2,178	601		955
—		—	—		—
—		—	—		—
(1,695)		(2,868)	(2,220)		(10,747)
(24)		(3)	(3)		(11)
3,720		11,298	13,419		151,808

2,187		10,605	11,797		142,005

(2,014)		(14,064)	(11,984)		(143,738)
—		—	—		—
—		—	—		—
—		—	—		—
161		379	331		—
—		—	—		—

(1,853)		(13,685)	(11,653)		(143,738)

334		(3,080)	144		(1,733)

$375		$(3,062)	$112		$69

American Funds Insurance Series

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30 2015[1]	Year ended December 31 2014	Six months ended June 30 2015[1]	Year ended December 31 2014	Six months ended June 30 2015[1]	Year ended December 31 2014
Operations:
Net investment income (loss)	$29,869	$51,867	$1,907	$7,363	$93,789	$217,653
Net realized gain (loss)	288,681	558,227	380,640	334,732	1,007,106	4,628,415
Net unrealized appreciation (depreciation)	121,121	(479,729)	260,741	(249,267)	220,554	(2,958,293)

Net increase (decrease) in net assets resulting from operations	439,671	130,365	643,288	92,828	1,321,449	1,887,775

Dividends and distributions paid to shareholders:
Dividends from net investment income	(10,780)	(68,881)	—	(8,225)	(26,693)	(224,482)
Distributions from net realized gain on investments	(539,533)	(559,317)	(331,551)	(18,741)	(4,626,506)	(1,119,414)

Total dividends and distributions paid to shareholders	(550,313)	(628,198)	(331,551)	(26,966)	(4,653,199)	(1,343,896)

Net capital share transactions	234,454	178,506	258,782	(105,588)	3,194,539	(1,339,113)

Total increase (decrease) in net assets	123,812	(319,327)	570,519	(39,726)	(137,211)	(795,234)
Net assets:
Beginning of period	5,568,845	5,888,172	4,160,544	4,200,270	22,762,965	23,558,199

End of period	$5,692,657	$5,568,845	$4,731,063	$4,160,544	$22,625,754	$22,762,965

Undistributed (distributions in excess of) net investment income	$23,929	$4,840	$(18,850)	$(20,757)	$93,077	$25,981

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Six months ended June 30 2015[1]	Year ended December 31 2014	Six months ended June 30 2015[1]	Year ended December 31 2014[2]	Six months ended June 30 2015[1]	Year ended December 31 2014
Operations:
Net investment income (loss)	$18,022	$32,645	$1,765	$716	$159,929	$311,850
Net realized gain (loss)	25,665	24,882	701	(224)	146,535	1,260,965
Net unrealized appreciation (depreciation)	(8,041)	(92,467)	(2,903)	(1,060)	(133,763)	(654,181)

Net increase (decrease) in net assets resulting from operations	35,646	(34,940)	(437)	(568)	172,701	918,634

Dividends and distributions paid to shareholders:
Dividends from net investment income	(1,666)	(31,369)	(1,556)	(835)	(71,867)	(282,950)
Distributions from net realized gain on investments	(21,506)	(9,656)	—	(94)	(1,266,708)	(808,834)

Total dividends and distributions paid to shareholders	(23,172)	(41,025)	(1,556)	(929)	(1,338,575)	(1,091,784)

Net capital share transactions	60,851	129,868	67,783	76,663	1,554,485	1,418,325

Total increase (decrease) in net assets	73,325	53,903	65,790	75,166	388,611	1,245,175
Net assets:
Beginning of period	1,008,210	954,307	75,166	—	17,562,868	16,317,693

End of period	$1,081,535	$1,008,210	$140,956	$75,166	$17,951,479	$17,562,868

Undistributed (distributions in excess of) net investment income	$14,722	$(1,634)	$100	$(109)	$155,865	$67,803

See end of statements of changes for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

								(dollars in thousands)
International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund
Six months ended June 30	Year ended December 31	Six months ended June 30	Year ended December 31	Six months ended June 30	Year ended December 31	Six months ended June 30	Year ended December 31	Six months ended June 30	Year ended December 31
2015[1]	2014	2015[1]	2014	2015[1]	2014	2015[1]	2014	2015[1]	2014

$67,141	$105,714	$15,496	$30,392	$72,437	$219,105	$21,604	$63,105	$179,667	$352,891
511,730	865,143	(65,805)	150,040	340,010	737,778	67,742	191,803	1,315,164	3,612,305
(158,720)	(1,181,692)	157,229	(396,524)	(421,518)	25,004	(24,405)	(146,194)	(728,750)	(1,415,092)

420,151	(210,835)	106,920	(216,092)	(9,071)	981,887	64,941	108,714	766,081	2,550,104

(27,637)	(119,689)	(9,231)	(31,681)	(25,323)	(221,413)	(7,321)	(66,932)	(69,191)	(345,996)
(446,067)	—	(149,097)	(264,280)	(712,444)	—	—	—	(3,606,147)	(1,199,049)

(473,704)	(119,689)	(158,328)	(295,961)	(737,767)	(221,413)	(7,321)	(66,932)	(3,675,338)	(1,545,045)

465,564	(1,245,391)	243,510	390,346	646,624	(56,686)	(77,966)	(184,153)	2,637,861	(674,865)

412,011	(1,575,915)	192,102	(121,707)	(100,214)	703,788	(20,346)	(142,371)	(271,396)	330,194

7,711,854	9,287,769	2,581,478	2,703,185	7,272,884	6,569,096	1,886,351	2,028,722	25,363,548	25,033,354

$8,123,865	$7,711,854	$2,773,580	$2,581,478	$7,172,670	$7,272,884	$1,866,005	$1,886,351	$25,092,152	$25,363,548

$14,677	$(24,827)	$(6,310)	$(12,575)	$72,015	$24,901	$14,360	$77	$178,447	$67,971

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Six months ended June 30 2015[1]	Year ended December 31 2014	Six months ended June 30 2015[1]	Year ended December 31 2014	Six months ended June 30 2015[1]	Year ended December 31 2014	Six months ended June 30 2015[1]	Year ended December 31 2014	Six months ended June 30 2015[1]	Year ended December 31 2014

$2,202	$3,998	$86,681	$182,459	$26,861	$58,842	$57,583	$114,002	$1,351	$3,082
425	3,440	62,349	206,562	(42,351)	41,961	(33,026)	51,505	1,475	7,167
(921)	(4,235)	(166,486)	115,241	(50,499)	(60,877)	11,582	(152,358)	(312)	4,203

1,706	3,203	(17,456)	504,262	(65,989)	39,926	36,139	13,149	2,514	14,452

(274)	(2,876)	(34,666)	(196,026)	(1,846)	(38,880)	(19,652)	(116,796)	(795)	(2,963)
(782)	(5,479)	(192,440)	(3,424)	(69,034)	(22,998)	—	—	(4,268)	—

(1,056)	(8,355)	(227,106)	(199,450)	(70,880)	(61,878)	(19,652)	(116,796)	(5,063)	(2,963)

4,392	28,764	543,231	(6,277)	77,045	17,465	37,436	130,489	(2,452)	86,031

5,042	23,612	298,669	298,535	(59,824)	(4,487)	53,923	26,842	(5,001)	97,520

215,749	192,137	9,570,620	9,272,085	2,584,303	2,588,790	1,962,476	1,935,634	344,808	247,288

$220,791	$215,749	$9,869,289	$9,570,620	$2,524,479	$2,584,303	$2,016,399	$1,962,476	$339,807	$344,808

$1,570	$(358)	$81,284	$29,269	$24,658	$(357)	$54,565	$16,634	$1,288	$732

American Funds Insurance Series

Statements of changes in net assets

	U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund		Managed Risk Growth Fund
	Six months ended June 30 2015[1]	Year ended December 31 2014	Six months ended June 30 2015[1]	Year ended December 31 2014	Six months ended June 30 2015[1]	Year ended December 31 2014
Operations:
Net investment income (loss)	$11,870	$38,754	$(855)	$(2,052)	$(180)	$536
Net realized gain (loss)	49,503	48,326	— [3]	1	19,106	1,092
Net unrealized appreciation (depreciation)	(35,359)	86,330	11	3	(16,668)	(434)

Net increase (decrease) in net assets resulting from operations	26,014	173,410	(844)	(2,048)	2,258	1,194

Dividends and distributions paid to shareholders:
Dividends from net investment income	(5,684)	(41,683)	—	—	—	(534)
Distributions from net realized gain on investments	(27,146)	—	—	—	—	(1,328)

Total dividends and distributions paid to shareholders	(32,830)	(41,683)	—	—	—	(1,862)

Net capital share transactions	(228,809)	(57,173)	(30,306)	(62,920)	34,633	51,939

Total increase (decrease) in net assets	(235,625)	74,554	(31,150)	(64,968)	36,891	51,271
Net assets:
Beginning of period	3,473,813	3,399,259	395,065	460,033	79,264	27,993

End of period	$3,238,188	$3,473,813	$363,915	$395,065	$116,155	$79,264

Undistributed (distributions in excess of) net investment income	$11,590	$5,404	$(877)	$(22)	$(120)	$60

[1]	Unaudited.
[2]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[3]	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)
Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
Six months ended June 30 2015[1]	Year ended December 31 2014	Six months ended June 30 2015[1]	Year ended December 31 2014	Six months ended June 30 2015[1]	Year ended December 31 2014	Six months ended June 30 2015[1]	Year ended December 31 2014

$41	$485	$18	$2,247	$(32)	$641	$1,802	$20,101
2,187	96	10,605	(938)	11,797	1,387	142,005	54,138
(1,853)	(2,770)	(13,685)	2,283	(11,653)	(416)	(143,738)	(23,318)

375	(2,189)	(3,062)	3,592	112	1,612	69	50,921

(14)	(510)	(76)	(2,179)	—	(643)	(24,341)	(1,557)
—	—	—	—	—	(1,590)	(48,390)	—

(14)	(510)	(76)	(2,179)	—	(2,233)	(72,731)	(1,557)

26,840	31,920	29,050	70,335	28,013	52,232	335,028	1,100,535

27,201	29,221	25,912	71,748	28,125	51,611	262,366	1,149,899

46,107	16,886	98,107	26,359	75,766	24,155	2,056,969	907,070

$73,308	$46,107	$124,019	$98,107	$103,891	$75,766	$2,319,335	$2,056,969

$41	$14	$11	$69	$(20)	$12	$1,768	$24,307

American Funds Insurance Series

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 28 different funds (the “funds”). Twenty-three funds in the series are covered in this report. The other five funds in the series are covered in a separate report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman to implement the risk management strategy, which consists of using hedging instruments - primarily short positions on exchange-traded futures contracts - to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the series reserves the right to delay the implementation.

The investment objectives for each fund covered in this report are as follows:

Global Growth Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

Global Small Capitalization Fund — Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

Growth Fund — Seeks to invest in a wide range of companies that appear to offer superior opportunities for growth of capital.

International Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

New World Fund — Seeks long-term capital appreciation by investing in common stocks and bonds with significant exposure to countries that have developing economies and/or markets.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through investments in quality common stocks.

Global Growth and Income Fund — Seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

Growth-Income Fund — Seeks long-term growth of capital and income by investing in common stocks or other securities of companies located in the U.S. and around the world.

International Growth and Income Fund — Seeks to provide long-term growth of capital and current income by investing primarily in the stocks of larger, well-established companies outside the U.S., including countries that have developing economies and/or markets.

Capital Income Builder — Seeks to provide a level of current income exceeding the average yield on U.S. stocks generally and to provide a growing stream of income over the years.

Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing primarily in common stocks and fixed-income securities.

Global Balanced Fund — Seeks long-term growth of capital, conservation of principal and current income by investing in equity and debt securities in the U.S. and around the world.

Bond Fund — Seeks a high level of current income as is consistent with preservation of capital by investing primarily in bonds.

American Funds Insurance Series

Global Bond Fund — Seeks a high level of total return consistent with prudent investment management by investing primarily in a global portfolio of investment-grade bonds.

High-Income Bond Fund — Seeks a high level of current income and, secondarily, capital appreciation through a diversified portfolio consisting primarily of lower rated, higher risk corporate bonds.

Mortgage Fund — Seeks to provide current income and preservation of capital by investing primarily in mortgage-related securities.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital by investing primarily in securities guaranteed or sponsored by the U.S. government and the highest quality corporate bonds.

Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to provide long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either three or four share classes (Classes 1, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

American Funds Insurance Series

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2015 (dollars in thousands):

Global Growth Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,199,892	$—	$—	$1,199,892
Information technology	1,148,547	—	—	1,148,547
Consumer discretionary	1,022,503	—	—	1,022,503
Financials	800,650	—	—	800,650
Industrials	427,646	—	—	427,646
Consumer staples	390,914	—	—	390,914
Telecommunication services	163,980	—	—	163,980
Energy	142,915	—	—	142,915
Materials	116,906	—	—	116,906
Utilities	28,874	—	—	28,874
Miscellaneous	101,274	—	—	101,274
Preferred securities	135	—	—	135
Bonds, notes & other debt instruments	—	20,279	—	20,279
Short-term securities	—	165,752	—	165,752

Total	$5,544,236	$186,031	$—	$5,730,267

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$210	$—	$210
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,193)	—	(1,193)

Total	$—	$(983)	$—	$(983)

*	Securities with a value of $2,715,514,000, which represented 47.70% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$948,864	$8,429	$47	$957,340
Health care	891,177	12,635	6,039	909,851
Information technology	713,486	—	—	713,486
Industrials	504,871	2,855	—	507,726
Financials	299,232	—	—	299,232
Energy	177,251	—	8,399	185,650
Materials	151,697	—	23,642	175,339
Consumer staples	155,304	—	—	155,304
Utilities	89,539	—	—	89,539
Telecommunication services	5,278	—	—	5,278
Miscellaneous	229,826	102	—	229,928
Rights & warrants	619	10	1,991	2,620
Convertible stocks	—	—	6,481	6,481
Bonds, notes & other debt instruments	—	10,682	—	10,682
Short-term securities	—	508,114	—	508,114

Total	$4,167,144	$542,827	$46,599	$4,756,570

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$219	$—	$219
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(458)	—	(458)

Total	$—	$(239)	$—	$(239)

*	Securities with a value of $1,491,908,000, which represented 31.53% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Growth Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$4,533,042	$6,397	$—	$4,539,439
Information technology	4,385,993	—	—	4,385,993
Consumer discretionary	4,208,261	—	—	4,208,261
Financials	3,043,408	—	—	3,043,408
Consumer staples	1,851,554	—	—	1,851,554
Energy	1,592,902	—	3,370	1,596,272
Industrials	1,589,793	—	—	1,589,793
Other	370,797	—	1,013	371,810
Miscellaneous	129,992	—	—	129,992
Preferred securities	31	—	—	31
Rights & warrants	10,896	—	—	10,896
Convertible stocks	—	—	10,650	10,650
Short-term securities	—	854,125	—	854,125

Total	$21,716,669	$860,522	$15,033	$22,592,224

*	Securities with a value of $1,837,183,000, which represented 8.12% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

International Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,521,216	$—	$—	$1,521,216
Consumer discretionary	1,127,767	—	—	1,127,767
Health care	1,098,420	—	—	1,098,420
Information technology	918,817	—	—	918,817
Industrials	915,062	—	—	915,062
Consumer staples	388,334	—	—	388,334
Materials	350,068	7,815	—	357,883
Telecommunication services	299,365	—	—	299,365
Utilities	296,259	—	—	296,259
Energy	262,731	—	—	262,731
Miscellaneous	164,332	—	—	164,332
Rights & warrants	350	—	—	350
Bonds, notes & other debt instruments	—	75,349	—	75,349
Short-term securities	—	702,856	—	702,856

Total	$7,342,721	$786,020	$—	$8,128,741

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$216	$—	$216
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,497)	—	(1,497)

Total	$—	$(1,281)	$—	$(1,281)

*	Securities with a value of $6,223,223,000, which represented 76.60% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

New World Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$430,695	$—	$—	$430,695
Financials	404,515	1,919	33	406,467
Consumer discretionary	384,747	3,220	—	387,967
Consumer staples	238,923	—	—	238,923
Energy	211,932	—	—	211,932
Health care	203,140	—	—	203,140
Industrials	145,911	—	—	145,911
Telecommunication services	81,877	—	—	81,877
Materials	37,944	5,692	10,309	53,945
Utilities	44,250	—	—	44,250
Miscellaneous	132,159	4,625	—	136,784
Preferred securities	1,011	—	—	1,011
Rights & warrants	—	26,526	—	26,526
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	145,759	—	145,759
Corporate bonds & notes	—	27,613	—	27,613
U.S. Treasury bonds & notes	—	5,167	—	5,167
Short-term securities	—	228,371	—	228,371

Total	$2,317,104	$448,892	$10,342	$2,776,338

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$75	$—	$75
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(53)	—	(53)

Total	$—	$22	$—	$22

*	Securities with a value of $1,261,590,000, which represented 45.49% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,364,235	$—	$—	$1,364,235
Industrials	1,106,425	—	—	1,106,425
Information technology	1,037,092	—	—	1,037,092
Telecommunication services	790,568	—	—	790,568
Consumer staples	649,388	—	—	649,388
Energy	467,494	—	—	467,494
Consumer discretionary	371,478	—	—	371,478
Financials	281,807	—	—	281,807
Utilities	270,091	—	—	270,091
Materials	244,205	—	—	244,205
Miscellaneous	316,118	—	—	316,118
Short-term securities	—	288,635	—	288,635

Total	$6,898,901	$288,635	$—	$7,187,536

Global Growth and Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$420,780	$—	$—	$420,780
Consumer discretionary	244,774	4,127	—	248,901
Industrials	223,639	795	—	224,434
Information technology	205,806	—	—	205,806
Health care	200,509	—	—	200,509
Telecommunication services	147,807	—	—	147,807
Consumer staples	124,663	—	—	124,663
Materials	87,445	—	—	87,445
Energy	69,764	—	—	69,764
Utilities	68,094	—	—	68,094
Miscellaneous	10,087	1,364	—	11,451
Preferred securities	427	—	—	427
Bonds, notes & other debt instruments	—	9,664	—	9,664
Short-term securities	—	43,766	—	43,766

Total	$1,803,795	$59,716	$—	$1,863,511

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$227	$—	$227
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(19)	—	(19)

Total	$—	$208	$—	$208

*	Securities with a value of $787,048,000, which represented 42.18% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Growth-Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$4,700,566	$—	$—	$4,700,566
Information technology	3,683,626	—	—	3,683,626
Consumer discretionary	3,330,846	—	—	3,330,846
Industrials	2,406,933	—	—	2,406,933
Financials	2,241,685	—	—	2,241,685
Consumer staples	1,847,841	83,837	—	1,931,678
Materials	1,684,958	—	—	1,684,958
Energy	1,628,967	—	—	1,628,967
Telecommunication services	548,091	—	—	548,091
Utilities	269,055	—	—	269,055
Miscellaneous	1,253,064	—	—	1,253,064
Rights & warrants	3,412	—	—	3,412
Convertible stocks	—	6,264	—	6,264
Convertible bonds	—	33,292	—	33,292
Bonds, notes & other debt instruments	—	18,471	—	18,471
Short-term securities	—	1,341,274	—	1,341,274

Total	$23,599,044	$1,483,138	$—	$25,082,182

*	Securities with a value of $1,425,798,000, which represented 5.68% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

International Growth and Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$243,537	$—	$—	$243,537
Consumer discretionary	157,256	—	—	157,256
Consumer staples	125,865	—	—	125,865
Utilities	107,989	—	—	107,989
Health care	104,437	—	—	104,437
Industrials	60,746	—	—	60,746
Energy	54,577	—	—	54,577
Telecommunication services	48,351	—	—	48,351
Materials	32,641	—	—	32,641
Information technology	18,860	—	—	18,860
Miscellaneous	8,411	—	—	8,411
Convertible bonds	—	2,574	—	2,574
Bonds, notes & other debt instruments	—	21,400	—	21,400
Short-term securities	—	105,273	—	105,273

Total	$962,670	$129,247	$—	$1,091,917

*	Securities with a value of $729,905,000, which represented 67.49% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

American Funds Insurance Series

Capital Income Builder

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$21,298	$—	$—	$21,298
Consumer staples	17,492	—	—	17,492
Utilities	11,813	—	—	11,813
Energy	11,234	—	—	11,234
Telecommunication services	11,220	—	—	11,220
Health care	10,537	—	—	10,537
Consumer discretionary	10,345	—	—	10,345
Information technology	9,147	—	—	9,147
Industrials	6,276	—	—	6,276
Materials	4,766	—	—	4,766
Miscellaneous	1,236	—	—	1,236
Convertible stocks	470	—	—	470
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	10,000	—	10,000
Corporate bonds & notes	—	4,323	—	4,323
U.S. Treasury bonds & notes	—	3,927	—	3,927
Asset-backed obligations	—	1,838	—	1,838
Short-term securities	—	12,900	—	12,900

Total	$115,834	$32,988	$—	$148,822

*	Securities with a value of $53,150,000, which represented 37.71% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Asset Allocation Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,190,651	$—	$—	$2,190,651
Consumer discretionary	1,979,389	—	—	1,979,389
Financials	1,693,615	—	—	1,693,615
Health care	1,561,790	—	2,670	1,564,460
Industrials	1,555,876	4,545	1	1,560,422
Energy	1,042,481	—	—	1,042,481
Consumer staples	867,101	—	—	867,101
Materials	749,111	—	—	749,111
Telecommunication services	126,225	—	—	126,225
Miscellaneous	309,609	13,226	—	322,835
Convertible stocks	—	10,706	—	10,706
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	1,949,442	—	1,949,442
Corporate bonds & notes	—	1,388,594	22,208	1,410,802
Mortgage-backed obligations	—	695,524	—	695,524
Federal agency bonds & notes	—	281,937	—	281,937
Other	—	105,457	—	105,457
Short-term securities	—	1,764,689	—	1,764,689

Total	$12,075,848	$6,214,120	$24,879	$18,314,847

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$1,329	$—	$1,329
Liabilities:
Unrealized depreciation on interest rate swaps	—	(4,907)	—	(4,907)

Total	$—	$(3,578)	$—	$(3,578)

*	Securities with a value of $381,440,000, which represented 2.12% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Interest rate swaps are not included in the investment portfolio.

Global Balanced Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$23,053	$—	$—	$23,053
Industrials	20,788	23	—	20,811
Health care	19,012	—	—	19,012
Information technology	18,515	—	—	18,515
Consumer staples	18,492	—	—	18,492
Consumer discretionary	14,243	—	—	14,243
Energy	10,413	—	—	10,413
Materials	8,150	541	—	8,691
Telecommunication services	4,163	—	—	4,163
Utilities	2,373	—	—	2,373
Miscellaneous	213	—	—	213
Preferred securities	165	—	—	165
Convertible bonds	—	357	—	357
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	27,926	—	27,926
U.S. Treasury bonds & notes	—	19,557	—	19,557
Corporate bonds & notes	—	14,553	—	14,553
Mortgage-backed obligations	—	6,213	—	6,213
Asset-backed obligations	—	322	—	322
Short-term securities	—	15,000	—	15,000

Total	$139,580	$84,492	$—	$224,072

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$47	$—	$47
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(108)	—	(108)

Total	$—	$(61)	$—	$(61)

*	Securities with a value of $68,010,000, which represented 30.80% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,435,631	$—	$3,435,631
Corporate bonds & notes	—	3,005,163	1,369	3,006,532
Mortgage-backed obligations	—	1,918,374	—	1,918,374
Bonds & notes of governments & government agencies outside the U.S.	—	412,759	—	412,759
Federal agency bonds & notes	—	181,644	—	181,644
Other	—	175,822	—	175,822
Preferred securities	1,170	—	—	1,170
Common stocks	—	2,241	5	2,246
Short-term securities	—	1,738,083	—	1,738,083

Total	$1,170	$10,869,717	$1,374	$10,872,261

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,548	$—	$1,548
Unrealized appreciation on interest rate swaps	—	9,475	—	9,475
Unrealized appreciation on credit default swaps	—	47	—	47
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(767)	—	(767)
Unrealized depreciation on interest rate swaps	—	(6,651)	—	(6,651)

Total	$—	$3,652	$—	$3,652

*	Forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$316,055	$—	$316,055
Japanese yen	—	119,469	—	119,469
British pounds	—	105,982	—	105,982
Polish zloty	—	102,337	—	102,337
Mexican pesos	—	94,096	—	94,096
Hungarian forints	—	86,635	—	86,635
Indian rupees	—	63,084	—	63,084
Danish kroner	—	50,429	—	50,429
Malaysian ringgits	—	23,765	—	23,765
Norwegian kroner	—	18,765	—	18,765
Indonesian rupiah	—	18,013	—	18,013
U.S. dollars	—	1,349,527	2,339	1,351,866
Other	—	64,997	—	64,997
Convertible stocks	—	356	—	356
Common stocks	—	2,421	—	2,421
Short-term securities	—	197,822	—	197,822

Total	$—	$2,613,753	$2,339	$2,616,092

American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$2,730	$—	$2,730
Unrealized appreciation on interest rate swaps	—	669	—	669
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(2,976)	—	(2,976)
Unrealized depreciation on interest rate swaps	—	(664)	—	(664)

Total	$—	$(241)	$—	$(241)

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,731,908	$29,702	$1,761,610
Bonds & notes of governments & government agencies outside the U.S.	—	40,508	—	40,508
U.S. Treasury bonds & notes	—	26,371	—	26,371
Asset-backed obligations	—	2,988	—	2,988
Convertible bonds	—	5,017	—	5,017
Convertible stocks	8,454	6,425	—	14,879
Preferred securities	535	1,015	—	1,550
Common stocks	7,494	26,333	2,933	36,760
Short-term securities	—	98,791	—	98,791

Total	$16,483	$1,939,356	$32,635	$1,988,474

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$83	$—	$83
Unrealized appreciation on interest rate swaps	—	38	—	38
Liabilities:
Unrealized depreciation on interest rate swaps	—	(3)	—	(3)
Unrealized depreciation on credit default swaps	—	(81)	—	(81)

Total	$—	$37	$—	$37

[1]	Forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2015 (dollars in thousands):

	Beginning value at 1/1/2015	Transfers into Level 3[2]	Purchases	Sales	Net realized loss[3]	Unrealized appreciation[3]	Transfers out of Level 3[2]	Ending value at 6/30/2015
Investment securities	$14,115	$3,152	$22,274	$(6,458)	$(1,175)	$727	$—	$32,635

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2015[3]								$(533)

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized loss and unrealized appreciation (depreciation) are included in the related amounts on investments in the statement of operations.

American Funds Insurance Series

Unobservable inputs — The significant unobservable inputs used to value the fund’s Level 3 investments include financial multiples of publicly traded comparable companies, estimates of recovery allocation and financial performance, and calculated discounts for lack of marketability. The following table provides additional information used by the fund’s investment adviser to fair value securities with significant unobservable inputs (dollars in thousands):

	Value at 6/30/2015	Valuation techniques	Unobservable input(s)	Range	Impact to valuation from an increase in input*
Bonds, notes & other debt instruments		Unchanged vendor price	N/A	N/A	N/A
	$29,702	Cost	N/A	N/A	N/A
		Trading of similar issues adjusted for DLOM	DLOM	0%-5%	Decrease
		Estimated recovery	Recovery allocation	N/A	Increase
Common stocks	2,933	Enterprise valuation	EV/EBITDA multiple	6.0x	Increase

$32,635

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

EV = Enterprise value

EBITDA = Earnings before income taxes, depreciation and amortization

DLOM = Discount for lack of marketability

Mortgage Fund

At June 30, 2015, all of the fund’s investments were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

At June 30, 2015, all of the fund’s investments were classified as Level 2.

Cash Management Fund

At June 30, 2015, all of the fund’s investment securities were classified as Level 2.

Managed Risk Growth Fund

At June 30, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At June 30, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At June 30, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At June 30, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2015, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange, interest rate and commodity price fluctuations.

American Funds Insurance Series

Issuer risks —The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions, and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks maybe more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

American Funds Insurance Series

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds, or bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While a fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in interest rate swaps —The use of interest rate swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to a fund. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, a fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of a fund’s initial investment.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates – i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

American Funds Insurance Series

Investing in money market securities — The values and liquidity of the securities held by a fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification — As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the risk management strategy of the managed risk fund.

Management — The managed risk funds are subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of individual underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and the respective underlying fund.

Investing in futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the fund seeks to close out a futures position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

American Funds Insurance Series

Initial margin is held at the clearinghouse or exchange for such futures contract, and variation margin is held intraday at the fund’s futures commission merchant (“FCM”) that buys or sells such futures contract. Any such amounts are subject to the risk that the party holding such cash defaults on its obligations during the time it is in possession of such cash and is unable to fund its obligation to, or on behalf of, the fund.

Hedging — Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the risk management strategy may not effectively protect the managed risk funds from market declines and will limit the managed risk funds’ participation in market gains. The use of the risk management strategy could cause a managed risk fund to underperform as compared to the underlying fund in certain rising market conditions.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by the Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Unfunded commitments — Some of the funds have participated in transactions that involve unfunded commitments, which may obligate them to lend additional sums based upon the terms of the loan agreement. As of June 30, 2015, the maximum exposure of unfunded loan commitments for Asset Allocation Fund, Global Bond Fund and High-Income Bond Fund was $10,686,000, $2,533,000 and $13,150,000, respectively, which would represent 0.06%, 0.10% and 0.65%, respectively, of the net assets of each fund should such commitments become due. Unrealized appreciation of $82,000, $19,000 and $101,000, respectively, is included in other payables in each fund’s statement of assets and liabilities and net unrealized appreciation on investments in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized

American Funds Insurance Series

gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of June 30, 2015, Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund, Global Growth and Income Fund, Global Balanced Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations. As of June 30, 2015, Asset Allocation Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund had open interest rate swaps.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in the statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations. As of June 30, 2015, Bond Fund and High-Income Bond Fund had open credit default swaps.

Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

American Funds Insurance Series

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. As of June 30, 2015, only Managed Risk Asset Allocation Fund did not hold any futures contracts.

American Funds Insurance Series

The following tables present the financial statement impacts resulting from the funds’ use of forward currency contracts, interest rate swaps, credit default swaps and/or futures contracts as of June 30, 2015 (dollars in thousands):

			Global Growth Fund	Global Small Capitalization Fund	International Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$210	$219	$216
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—

			$210	$219	$216

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$1,193	$458	$1,497
Forward currency	Currency	Payables for closed forward currency contracts	19	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—

			$1,212	$458	$1,497

Net realized gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$4,802	$918	$648
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—

			$4,802	$918	$648

Net unrealized depreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized depreciation on forward currency contracts	$(2,351)	$(644)	$(5,382)
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—

			$(2,351)	$(644)	$(5,382)

American Funds Insurance Series

			New World Fund	Global Growth and Income Fund	Asset Allocation Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$75	$227	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	1,329
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—

			$75	$227	$1,329

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$53	$19	$—
Forward currency	Currency	Payables for closed forward currency contracts	8	1	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	4,907
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—

			$61	$20	$4,907

Net realized gain (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$1,339	$2,216	$—
Interest rate swaps	Interest	Net realized loss on interest rate swaps	—	—	(2,582)
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—

			$1,339	$2,216	$(2,582)

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized depreciation on forward currency contracts	$(544)	$(1,056)	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	5,549
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—

			$(544)	$(1,056)	$5,549

See end of tables for footnote.

American Funds Insurance Series

			Global Balanced Fund	Bond Fund	Global Bond Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$47	$1,548	$2,730
Forward currency	Currency	Receivables for closed forward currency contracts	1	296	436
Interest rate swaps	Interest	Net unrealized appreciation*	—	9,475	669
Credit default swaps	Credit	Net unrealized appreciation*	—	47	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—

			$48	$11,366	$3,835

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$108	$767	$2,976
Forward currency	Currency	Payables for closed forward currency contracts	21	2	466
Interest rate swaps	Interest	Net unrealized depreciation*	—	6,651	664
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—

			$129	$7,420	$4,106

Net realized gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$22	$15,963	$4,547
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	13,204	1,382
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—

			$22	$29,167	$5,929

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized depreciation on forward currency contracts	$(141)	$(4,081)	$(1,081)
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	10,285	180
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	47	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—

			$(141)	$6,251	$(901)

American Funds Insurance Series

			High- Income Bond Fund	Mortgage Fund	U.S. Government/AAA- Rated Securities Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$83	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	16	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	38	2,682	19,853
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—

			$137	$2,682	$19,853

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	3	896	16,135
Credit default swaps	Credit	Net unrealized depreciation*	81	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—

			$84	$896	$16,135

Net realized gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$824	$—	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	3	139	17,662
Credit default swaps	Credit	Net realized gain on credit default swaps	178	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—

			$1,005	$139	$17,662

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized depreciation on forward currency contracts	$(151)	$—	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	35	2,592	11,355
Credit default swaps	Credit	Net unrealized depreciation on credit default swaps	(81)	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—

			$(197)	$2,592	$11,355

See end of tables for footnote.

American Funds Insurance Series

			Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	69	26	260
Futures contracts	Currency	Net unrealized appreciation*	2	18	3

			$71	$44	$263

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	1	12	—
Futures contracts	Currency	Net unrealized depreciation*	2	20	5

			$3	$32	$5

Net realized loss	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized loss on futures contracts	(2,731)	(2,034)	(2,896)
Futures contracts	Currency	Net realized gain on futures contracts	84	339	28

			$(2,647)	$(1,695)	$(2,868)

Net unrealized appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	528	223	386
Futures contracts	Currency	Net unrealized depreciation on futures contracts	(22)	(62)	(7)

			$506	$161	$379

American Funds Insurance Series

			Managed Risk Growth-Income Fund	Managed Risk Asset Allocation Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—
Futures contracts	Equity	Net unrealized appreciation*	138	—
Futures contracts	Currency	Net unrealized appreciation*	1	—

			$139	$—

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—

			$—	$—

Net realized loss	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—
Futures contracts	Equity	Net realized loss on futures contracts	(2,252)	(10,915)
Futures contracts	Currency	Net realized gain on futures contracts	32	168

			$(2,220)	$(10,747)

Net unrealized appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	$—	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	342	—
Futures contracts	Currency	Net unrealized depreciation on futures contracts	(11)	—

			$331	$—

*	Includes cumulative appreciation (depreciation) on interest rate swaps, credit default swaps and/or futures contracts as reported in the applicable table(s) after each fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.

American Funds Insurance Series

Collateral — Funds that invest in forward currency contracts, interest rate swaps, credit default swaps and/or futures contracts participate in a collateral program. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For interest rate swaps, credit default swaps and futures contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party to the contract cannot meet its contractual obligations.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2015 (dollars in thousands) if close-out netting was exercised:

Global Growth Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of New York Mellon	$209	$—	$(209)	$—	$—
UBS AG	1	—	—	—	1

	$210	$—	$(209)	$—	$1

Liabilities:
Bank of America, N.A.	$1,159	$—	$—	$—	$1,159
Citibank	18	—	—	—	18
JPMorgan Chase	16	—	—	—	16
UBS AG	19	—	—	—	19

	$1,212	$—	$—	$—	$1,212

Global Small Capitalization Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Citibank	$197	$—	$—	$—	$197
HSBC Bank	21	—	—	—	21
UBS AG	1	(1)	—	—	—

	$219	$(1)	$—	$—	$218

Liabilities:
Bank of New York Mellon	$348	$—	$(348)	$—	$—
Barclays Bank PLC	12	—	—	—	12
UBS AG	98	(1)	—	—	97

	$458	$(1)	$(348)	$—	$109

See end of tables for footnote.

American Funds Insurance Series

International Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$205	$—	$—	$—	$205
UBS AG	11	(11)	—	—	—

	$216	$(11)	$—	$—	$205

Liabilities:
Barclays Bank PLC	$543	$—	$—	$—	$543
UBS AG	954	(11)	(680)	—	263

	$1,497	$(11)	$(680)	$—	$806

New World Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Citibank	$27	$(19)	$—	$—	$8
HSBC Bank	4	—	—	—	4
JPMorgan Chase	23	—	—	—	23
UBS AG	21	(13)	—	—	8

	$75	$(32)	$—	$—	$43

Liabilities:
Bank of America, N.A.	$21	$—	$—	$—	$21
Citibank	19	(19)	—	—	—
UBS AG	21	(13)	—	—	8

	$61	$(32)	$—	$—	$29

Global Growth and Income Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Citibank	$49	$—	$—	$—	$49
JPMorgan Chase	178	(2)	(176)	—	—

	227	(2)	$(176)	$—	$49

Liabilities:
Bank of America, N.A.	$6	$—	$—	$—	$6
HSBC Bank	10	—	—	—	10
JPMorgan Chase	2	(2)	—	—	—
UBS AG	1	—	—	—	1

	$19	$(2)	$—	$—	$17

American Funds Insurance Series

Global Balanced Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of New York Mellon	$11	$(1)	$—	$—	$10
Citibank	2	(2)	—	—	—
HSBC Bank	23	(23)	—	—	—
JPMorgan Chase	1	—	—	—	1
UBS AG	11	(11)	—	—	—

	$48	$(37)	$—	$—	$11

Liabilities:
Bank of America, N.A.	$12	$—	$—	$—	$12
Bank of New York Mellon	1	(1)	—	—	—
Citibank	26	(2)	—	—	24
HSBC Bank	42	(23)	—	—	19
JPMorgan Chase	9	—	—	—	9
UBS AG	39	(11)	—	—	28

	$129	$(37)	$—	$—	$92

Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Citibank	$283	$—	$(283)	$—	$—
HSBC Bank	830	(103)	—	—	727
JPMorgan Chase	731	(123)	(571)	—	37

	$1,844	$(226)	$(854)	$—	$764

Liabilities:
HSBC Bank	$103	$(103)	$—	$—	$—
JPMorgan Chase	125	(123)	(2)	—	—
UBS AG	541	—	(281)	—	260

	$769	$(226)	$(283)	$—	$260

See end of tables for footnote.

American Funds Insurance Series

Global Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$271	$—	$—	$—	$271
Citibank	1,150	(97)	(649)	—	404
HSBC Bank	1,357	(1,315)	—	—	42
JPMorgan Chase	56	(31)	(16)	—	9
UBS AG	332	(332)	—	—	—

	$3,166	$(1,775)	$(665)	$—	$726

Liabilities:
Citibank	$354	$(97)	$(257)	$—	$—
HSBC Bank	1,510	(1,315)	(195)	—	—
JPMorgan Chase	232	(31)	(201)	—	—
UBS AG	1,345	(332)	(1,013)	—	—

	$3,441	$(1,775)	$(1,666)	$—	$—

High-Income Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$6	$—	$—	$—	$6
JPMorgan Chase	93	—	—	—	93

	$99	$—	$—	$—	$99

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2015, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2011. Global Balanced Fund and Mortgage Fund are not subject to examination by U.S. federal tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by U.S. federal tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by U.S. federal tax authorities for tax years before 2014, the year the fund commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2010. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by state tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by state tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by state tax authorities for tax years before 2014, the year the fund commenced operations.

American Funds Insurance Series

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund and Global Growth and Income Fund for tax years before 2008; Growth-Income Fund for tax years before 2010; and International Growth and Income Fund and Global Balanced Fund for tax years before 2011. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; non-U.S. taxes on capital gains; paydowns on fixed-income securities; net capital losses; net operating losses; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables in this section, some of the funds had capital loss carryforwards available at December 31, 2014. These will be used to offset any capital gains realized by the funds in the current year or in subsequent years through the expiration dates. Funds with capital loss carryforwards will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The components of distributable earnings on a tax basis are reported as of December 31, 2014, the funds’ most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investment securities are reported as of June 30, 2015.

Additional tax basis disclosures are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
As of December 31, 2014:
Undistributed ordinary income	$59,303	$39,763	$26,481	$27,519	$46,283	$70,798
Late year ordinary loss deferral*	—	(1,480)	—	—	—	—
Undistributed long-term capital gain	490,905	291,621	4,626,374	445,795	111,831	665,817

As of June 30, 2015:
Gross unrealized appreciation on investment securities	1,675,334	1,602,299	7,939,516	1,701,904	493,590	1,709,619
Gross unrealized depreciation on investment securities	(175,981)	(435,985)	(583,708)	(437,870)	(244,309)	(225,029)
Net unrealized appreciation
(depreciation) on investment securities	1,499,353	1,166,314	7,355,808	1,264,034	249,281	1,484,590

Cost of investment securities	4,230,914	3,590,256	15,236,416	6,864,707	2,527,057	5,702,946

American Funds Insurance Series

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
As of December 31, 2014:
Undistributed ordinary income	$7,207	$163,215	$1,651	$—	$208,311	$272
Late year ordinary loss deferral*	—	—	—	(10)	—	—
Undistributed long-term capital gain	—	3,511,162	21,495	—	1,126,260	779
Post-October capital loss deferral*	—	—	—	(316)	—	—
Capital loss carryforward:
Expiring 2017	(82,483)	—	—	—	—	—
Expiring 2018	(297)	—	—	—	—	—

	(82,780)	—	—	—	—	—

As of June 30, 2015:
Gross unrealized appreciation on investment securities	404,057	7,705,677	98,312	2,055	3,836,042	27,227
Gross unrealized depreciation on investment securities	(126,571)	(812,146)	(67,828)	(6,166)	(428,064)	(8,847)
Net unrealized appreciation (depreciation) on investment securities	277,486	6,893,531	30,484	(4,111)	3,407,978	18,380

Cost of investment securities	1,586,025	18,188,651	1,061,433	152,933	14,906,869	205,692

	Bond Fund	Global Bond Fund	High-Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
As of December 31, 2014:
Undistributed ordinary income	$189,634	$45,303	$19,480	$5,010	$29,066	$—
Undistributed long-term capital gain	36,263	25,248	—	—	3,636	—
Capital loss carryforward:
Expiring 2017	—	—	(45,026)	—	—	—

As of June 30, 2015:
Gross unrealized appreciation on investment securities	116,947	15,516	1,984	2,904	22,210	28
Gross unrealized depreciation on investment securities	(156,859)	(106,027)	(112,081)	(1,998)	(24,487)	(1)
Net unrealized appreciation (depreciation) on investment securities	(39,912)	(90,511)	(110,097)	906	(2,277)	27

Cost of investment securities	10,912,173	2,706,603	2,098,571	505,770	4,196,490	361,602

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2014:
Undistributed ordinary income	$—	$14	$70	$—	$24,307
Late year ordinary loss deferral*	(6)	—	—	(3)	—
Undistributed long-term capital gain	—	—	—	—	48,332
Post-October capital loss deferral*	(792)	—	—	(564)	—
Capital loss carryforward:
No expiration	—	(319)	(1,316)	—	—

As of June 30, 2015:
Gross unrealized depreciation on investment securities	(15,155)	(3,492)	(9,789)	(10,211)	(112,101)
Net unrealized appreciation (depreciation) on investment securities	(15,155)	(3,492)	(9,789)	(10,211)	(112,101)

Cost of investment securities	131,069	76,450	132,855	113,804	2,433,002

*	These deferrals are considered incurred in the subsequent year.

American Funds Insurance Series

The tax character of distributions paid to shareholders of each fund was as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$17,103	$137,199	$154,302	$21,714	$149,231	$170,945
Class 2	41,780	349,551	391,331	46,982	409,357	456,339
Class 4	505	4,175	4,680	185	729	914

Total	$59,388	$490,925	$550,313	$68,881	$559,317	$628,198

Global Small Capitalization Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$14,631	$107,277	$121,908	$4,791	$5,850	$10,641
Class 2	24,973	183,098	208,071	3,426	12,856	16,282
Class 4	189	1,383	1,572	8	35	43

Total	$39,793	$291,758	$331,551	$8,225	$18,741	$26,966

Growth Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$10,504	$1,460,328	$1,470,832	$101,536	$338,191	$439,727
Class 2	15,900	3,114,763	3,130,663	120,723	770,692	891,415
Class 3	239	42,040	42,279	2,019	10,176	12,195
Class 4	50	9,375	9,425	204	355	559

Total	$26,693	$4,626,506	$4,653,199	$224,482	$1,119,414	$1,343,896

International Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$13,031	$196,800	$209,831	$56,042	$—	$56,042
Class 2	14,361	245,172	259,533	62,808	—	62,808
Class 3	124	2,060	2,184	586	—	586
Class 4	121	2,035	2,156	253	—	253

Total	$27,637	$446,067	$473,704	$119,689	$—	$119,689

American Funds Insurance Series

New World Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$26,563	$63,241	$89,804	$22,533	$136,762	$159,295
Class 2	17,938	43,910	61,848	14,710	118,828	133,538
Class 4	1,940	4,736	6,676	712	2,416	3,128

Total	$46,441	$111,887	$158,328	$37,955	$258,006	$295,961

Blue Chip Income and Growth Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$36,950	$336,268	$373,218	$110,127	$—	$110,127
Class 2	34,384	328,339	362,723	111,072	—	111,072
Class 4	175	1,651	1,826	214	—	214

Total	$71,509	$666,258	$737,767	$221,413	$—	$221,413

Global Growth and Income Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$1,000	$—	$1,000	$7,433	$—	$7,433
Class 2	6,311	—	6,311	59,444	—	59,444
Class 4	10	—	10	55	—	55

Total	$7,321	$—	$7,321	$66,932	$—	$66,932

Growth-Income Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$73,752	$1,523,989	$1,597,741	$160,312	$481,640	$641,952
Class 2	88,691	1,955,599	2,044,290	182,884	707,921	890,805
Class 3	1,146	24,839	25,985	2,464	9,150	11,614
Class 4	318	7,004	7,322	336	338	674

Total	$163,907	$3,511,431	$3,675,338	$345,996	$1,199,049	$1,545,045

See end of tables for footnotes.

American Funds Insurance Series

International Growth and Income Fund

	Six months ended June 30, 2015						Year ended December 31, 2014
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class 1	$1,286		$15,393		$16,679		$23,471		$7,090		$30,561
Class 2	347		5,535		5,882		7,334		2,491		9,825
Class 4	33		578		611		564		75		639

Total	$1,666		$21,506		$23,172		$31,369		$9,656		$41,025

Capital Income Builder

	Six months ended June 30, 2015						Year ended December 31, 2014*
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class 1	$345		$—		$345		$409		$—		$409
Class 2	—	†	—		—	†	—	†	—		—	†
Class 4	1,211		—		1,211		520		—		520

Total	$1,556		$—		$1,556		$929		$—		$929

Asset Allocation Fund

	Six months ended June 30, 2015						Year ended December 31, 2014
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class 1	$149,147		$785,247		$934,394		$244,441		$487,101		$731,542
Class 2	61,265		335,062		396,327		104,039		252,911		356,950
Class 3	445		2,404		2,849		774		1,837		2,611
Class 4	779		4,226		5,005		434		247		681

Total	$211,636		$1,126,939		$1,338,575		$349,688		$742,096		$1,091,784

Global Balanced Fund

	Six months ended June 30, 2015						Year ended December 31, 2014
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class 1	$50		$142		$192		$559		$943		$1,502
Class 2	224		640		864		2,317		4,536		6,853
Class 4	—	†	—	†	—	†	—	†	—	†	—	†

Total	$274		$782		$1,056		$2,876		$5,479		$8,355

American Funds Insurance Series

Bond Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$105,213	$20,064	$125,277	$106,599	$1,717	$108,316
Class 2	84,402	16,478	100,880	88,930	1,704	90,634
Class 4	793	156	949	497	3	500

Total	$190,408	$36,698	$227,106	$196,026	$3,424	$199,450

Global Bond Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$21,903	$12,052	$33,955	$21,017	$10,164	$31,181
Class 2	23,532	13,266	36,798	17,806	12,830	30,636
Class 4	81	46	127	57	4	61

Total	$45,516	$25,364	$70,880	$38,880	$22,998	$61,878

High-Income Bond Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$10,854	$—	$10,854	$60,248	$—	$60,248
Class 2	8,619	—	8,619	55,536	—	55,536
Class 3	137	—	137	966	—	966
Class 4	42	—	42	46	—	46

Total	$19,652	$—	$19,652	$116,796	$—	$116,796

Mortgage Fund
	Six months ended June 30, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$4,235	$—	$4,235	$2,595	$—	$2,595
Class 2	800	—	800	364	—	364
Class 4	28	—	28	4	—	4

Total	$5,063	$—	$5,063	$2,963	$—	$2,963

See end of tables for footnotes.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

	Six months ended June 30, 2015					Year ended December 31, 2014
Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid		Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$14,060		$1,711	$15,771		$22,540	$—	$22,540
Class 2	14,822		1,904	16,726		18,675	—	18,675
Class 3	105		13	118		143	—	143
Class 4	189		26	215		325	—	325

Total	$29,176		$3,654	$32,830		$41,683	$—	$41,683

Managed Risk Growth Fund

	Six months ended June 30, 2015					Year ended December 31, 2014
Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid		Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$—		$—	$—		$2	$3	$5
Class P2	—		—	—		532	1,325	1,857

Total	$—		$—	$—		$534	$1,328	$1,862

Managed Risk International Fund

	Six months ended June 30, 2015					Year ended December 31, 2014
Share class	Ordinary income		Long-term capital gains	Total dividends paid		Ordinary income	Long-term capital gains	Total dividends paid
Class P1	$—	†	$—	$—	†	$2	$—	$2
Class P2	14		—	14		508	—	508

Total	$14		$—	$14		$510	$—	$510

Managed Risk Blue Chip Income and Growth Fund

	Six months ended June 30, 2015					Year ended December 31, 2014
Share class	Ordinary income		Long-term capital gains	Total dividends paid		Ordinary income	Long-term capital gains	Total dividends paid
Class P1	$—	†	$—	$—	†	$6	$—	$6
Class P2	76		—	76		2,173	—	2,173

Total	$76		$—	$76		$2,179	$—	$2,179

Managed Risk Growth-Income Fund

	Six months ended June 30, 2015					Year ended December 31, 2014
Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid		Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$—		$—	$—		$2	$3	$5
Class P2	—		—	—		641	1,587	2,228

Total	$—		$—	$—		$643	$1,590	$2,233

American Funds Insurance Series

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$4,644	$8,843	$13,487	$581	$—	$581
Class P2	19,697	39,547	59,244	976	—	976

Total	$24,341	$48,390	$72,731	$1,557	$—	$1,557

*	For the period May 1, 2014, commencement of operations, through December 31, 2014.
†	Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waiver — The series’ board of trustees approved an amended agreement for Blue Chip Income and Growth Fund effective February 1, 2015, decreasing the annual rates on daily net assets in excess of $6.5 billion to 0.360%. During the six months ended June 30, 2015, CRMC voluntarily reduced investment advisory services fees to the new breakpoint and rate in advance of the effective date of the amended agreement. CRMC is also waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the six months ended June 30, 2015, total investment advisory services fees waived by CRMC were $1,092,000.

American Funds Insurance Series

The range of rates and asset levels and the current annualized rates of average net assets for each fund, before and after any investment advisory services waivers, are as follows:

					For the	For the
					period ended	period ended
	Rates		Net asset level (in billions)		June 30, 2015,	June 30, 2015,
Fund	Beginning with	Ending with	Up to	In excess of	before waiver	after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.52%	.52%
Global Small Capitalization Fund	.800	.635	.6	5.0	.69	.69
Growth Fund	.500	.280	.6	34.0	.32	.32
International Fund	.690	.430	.5	21.0	.50	.50
New World Fund	.850	.620	.5	2.5	.72	.72
Blue Chip Income and Growth Fund	.500	.360	.6	6.5	.40	.40
Global Growth and Income Fund	.690	.480	.6	3.0	.60	.60
Growth-Income Fund	.500	.219	.6	34.0	.27	.27
International Growth and Income Fund	.690	.530	.5	1.0	.63	.63
Capital Income Builder Fund	.500		all		.50	.50
Asset Allocation Fund	.500	.244	.6	13.0	.28	.28
Global Balanced Fund	.660	.510	.5	1.0	.66	.66
Bond Fund	.480	.330	.6	8.0	.37	.37
Global Bond Fund	.570	.450	1.0	3.0	.53	.53
High-Income Bond Fund	.500	.420	.6	2.0	.46	.46
Mortgage Fund	.420	.290	.6	3.0	.42	.42
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.33	.33
Cash Management Fund	.320	.270	1.0	2.0	.32	.32
Managed Risk Growth Fund	.250		all		.25	.18
Managed Risk International Fund	.250		all		.25	.18
Managed Risk Blue Chip Income and Growth Fund	.250		all		.25	.18
Managed Risk Growth-Income Fund	.250		all		.25	.18
Managed Risk Asset Allocation Fund	.250		all		.25	.18

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 2	0.25%	0.25%
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement that applies to all funds except the managed risk funds. Under the agreement, each share class pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

American Funds Insurance Series

Accounting and administrative services — The managed risk funds have a subadministration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Reimbursement of fees and expenses — CRMC is currently reimbursing a portion of other expenses for each of the managed risk funds so that each fund’s expenses do not exceed 0.28% of its respective average daily net assets. Other expenses exclude investment advisory services and distribution services fees. For the six months ended June 30, 2015, total expenses reimbursed by CRMC were $460,000.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$79
Class 2	5,084	—	203
Class 4	42	41	2

Total class-specific expenses	$5,126	$41	$284

Global Small Capitalization Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$80
Class 2	3,513	—	140
Class 4	20	20	1

Total class-specific expenses	$3,533	$20	$221

Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$360
Class 2	19,250	—	770
Class 3	188	—	10
Class 4	43	43	2

Total class-specific expenses	$19,481	$43	$1,142

International Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$175
Class 2	5,625	—	225
Class 3	35	—	2
Class 4	34	34	1

Total class-specific expenses	$5,694	$34	$403

New World Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$76
Class 2	1,363	—	54
Class 4	115	115	5

Total class-specific expenses	$1,478	$115	$135

Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$181
Class 2	4,562	—	183
Class 4	18	18	1

Total class-specific expenses	$4,580	$18	$365

Global Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$11
Class 2	2,094	—	84
Class 4	2	3	—	*

Total class-specific expenses	$2,096	$3	$95

Growth-Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$547
Class 2	17,725	—	709
Class 3	164	—	9
Class 4	51	50	2

Total class-specific expenses	$17,940	$50	$1,267

See end of tables for footnote.

American Funds Insurance Series

International Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$39
Class 2	327	—	13
Class 4	31	31	1

Total class-specific expenses	$358	$31	$53

Capital Income Builder

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$1
Class 2	—	—	—
Class 4	109	109	4

Total class-specific expenses	$109	$109	$5

Asset Allocation Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$613
Class 2	6,744	—	270
Class 3	35	—	2
Class 4	63	63	2

Total class-specific expenses	$6,842	$63	$887

Global Balanced Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$2
Class 2	225	—	9
Class 4	—	—	—

Total class-specific expenses	$225	$—	$11

Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$260
Class 2	5,596	—	224
Class 4	45	45	2

Total class-specific expenses	$5,641	$45	$486

Global Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$60
Class 2	1,683	—	68
Class 4	5	5	—	*

Total class-specific expenses	$1,688	$5	$128

High-Income Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$53
Class 2	1,153	—	46
Class 3	14	—	1
Class 4	5	5	—	*

Total class-specific expenses	$1,172	$5	$100

Mortgage Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$14
Class 2	67	—	3
Class 4	1	1	—	*

Total class-specific expenses	$68	$1	$17

U.S. Government/AAA-Rated Securities Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$82
Class 2	2,115	—	84
Class 3	11	—	1
Class 4	27	27	1

Total class-specific expenses	$2,153	$27	$168

Cash Management Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$2
Class 2	378	—	15
Class 3	6	—	1
Class 4	8	8	—	*

Total class-specific expenses	$392	$8	$18

American Funds Insurance Series

Managed Risk Growth Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	121	121

Total class-specific expenses	$121	$121

Managed Risk International Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	75	75

Total class-specific expenses	$75	$75

Managed Risk Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	148	148

Total class-specific expenses	$148	$148

Managed Risk Growth-Income Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	113	113

Total class-specific expenses	$113	$113

Managed Risk Asset Allocation Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$423
Class P2	2,287	2,287

Total class-specific expenses	$2,287	$2,710

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$25		$3		$28
Global Small Capitalization Fund	18		2		20
Growth Fund	100		10		110
International Fund	35		4		39
New World Fund	12		1		13
Blue Chip Income and Growth Fund	32		3		35
Global Growth and Income Fund	8		1		9
Growth-Income Fund	112		11		123
International Growth and Income Fund	5		—	*	5
Capital Income Builder	—	*	—	*	—	*
Asset Allocation Fund	77		8		85
Global Balanced Fund	1		—	*	1
Bond Fund	42		4		46
Global Bond Fund	11		1		12
High-Income Bond Fund	9		1		10
Mortgage Fund	1		—		1
U.S. Government/AAA-Rated Securities Fund	15		1		16
Cash Management Fund	2		—		2
Managed Risk Growth Fund	—	*	—	*	—	*
Managed Risk International Fund	—	*	—	*	—	*
Managed Risk Blue Chip Income and Growth Fund	1		—	*	1
Managed Risk Growth-Income Fund	—	*	—	*	—	*
Managed Risk Asset Allocation Fund	9		1		10

*	Amount less than one thousand.

American Funds Insurance Series

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$111,706	3,838	$154,301	5,671	$(190,815)	(6,641)	$75,192	2,868
Class 2	23,922	824	391,331	14,504	(289,649)	(10,106)	125,604	5,222
Class 4	30,615	1,043	4,681	174	(1,638)	(56)	33,658	1,161

Total net increase (decrease)	$166,243	5,705	$550,313	20,349	$(482,102)	(16,803)	$234,454	9,251

Year ended December 31, 2014
Class 1	$184,637	6,455	$170,945	6,260	$(174,151)	(6,124)	$181,431	6,591
Class 2	63,364	2,246	456,339	16,834	(541,744)	(19,183)	(22,041)	(103)
Class 4	19,507	693	914	33	(1,305)	(47)	19,116	679

Total net increase (decrease)	$267,508	9,394	$628,198	23,127	$(717,200)	(25,354)	$178,506	7,167

Global Small Capitalization Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$267,539	9,615	$121,908	4,341	$(131,877)	(4,579)	$257,570	9,377
Class 2	23,795	874	208,070	7,558	(242,647)	(8,848)	(10,782)	(416)
Class 4	11,422	402	1,572	57	(1,000)	(36)	11,994	423

Total net increase (decrease)	$302,756	10,891	$331,550	11,956	$(375,524)	(13,463)	$258,782	9,384

Year ended December 31, 2014
Class 1	$271,446	10,305	$10,641	409	$(129,888)	(4,940)	$152,199	5,774
Class 2	61,975	2,423	16,282	630	(344,027)	(13,338)	(265,770)	(10,285)
Class 4	11,043	422	43	1	(3,103)	(119)	7,983	304

Total net increase (decrease)	$344,464	13,150	$26,966	1,040	$(477,018)	(18,397)	$(105,588)	(4,207)

American Funds Insurance Series

Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$210,740	2,609	$1,467,621	21,403	$(564,924)	(6,845)	$1,113,437	17,167
Class 2	78,611	962	3,130,663	45,911	(1,189,046)	(14,524)	2,020,228	32,349
Class 3	212	3	42,279	614	(13,568)	(165)	28,923	452
Class 4	26,023	321	9,426	139	(3,498)	(47)	31,951	413

Total net increase (decrease)	$315,586	3,895	$4,649,989	68,067	$(1,771,036)	(21,581)	$3,194,539	50,381

Year ended December 31, 2014
Class 1	$427,546	5,435	$439,268	5,684	$(902,919)	(11,466)	$(36,105)	(347)
Class 2	161,775	2,066	891,416	11,588	(2,361,274)	(30,194)	(1,308,083)	(16,540)
Class 3	818	10	12,194	157	(26,290)	(333)	(13,278)	(166)
Class 4	19,956	255	559	7	(2,162)	(28)	18,353	234

Total net increase (decrease)	$610,095	7,766	$1,343,437	17,436	$(3,292,645)	(42,021)	$(1,339,113)	(16,819)

International Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$312,472	14,485	$209,831	10,276	$(168,516)	(7,842)	$353,787	16,919
Class 2	113,482	5,320	259,534	12,760	(282,137)	(13,195)	90,879	4,885
Class 3	429	20	2,184	107	(3,379)	(157)	(766)	(30)
Class 4	21,746	1,006	2,155	106	(2,237)	(104)	21,664	1,008

Total net increase (decrease)	$448,129	20,831	$473,704	23,249	$(456,269)	(21,298)	$465,564	22,782

Year ended December 31, 2014
Class 1	$380,142	17,940	$56,042	2,782	$(341,755)	(16,103)	$94,429	4,619
Class 2	227,750	10,810	62,808	3,135	(1,641,111)	(78,073)	(1,350,553)	(64,128)
Class 3	229	10	585	29	(7,077)	(334)	(6,263)	(295)
Class 4	17,887	843	253	13	(1,144)	(54)	16,996	802

Total net increase (decrease)	$626,008	29,603	$119,688	5,959	$(1,991,087)	(94,564)	$(1,245,391)	(59,002)

New World Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$125,289	5,888	$89,803	4,398	$(39,854)	(1,873)	$175,238	8,413
Class 2	21,304	1,009	61,849	3,058	(75,655)	(3,568)	7,498	499
Class 4	56,963	2,687	6,676	330	(2,865)	(137)	60,774	2,880

Total net increase (decrease)	$203,556	9,584	$158,328	7,786	$(118,374)	(5,578)	$243,510	11,792

Year ended December 31, 2014
Class 1	$324,674	13,748	$159,199	6,820	$(159,490)	(6,712)	$324,383	13,856
Class 2	67,274	3,007	133,538	5,749	(199,405)	(8,528)	1,407	228
Class 4	66,188	2,863	3,128	137	(4,760)	(202)	64,556	2,798

Total net increase (decrease)	$458,136	19,618	$295,865	12,706	$(363,655)	(15,442)	$390,346	16,882

See end of tables for footnotes.

American Funds Insurance Series

Blue Chip Income and Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$245,371	16,692	$370,355	27,373	$(126,679)	(8,596)	$489,047	35,469
Class 2	15,817	1,082	362,722	27,068	(232,944)	(15,883)	145,595	12,267
Class 4	12,944	884	1,826	136	(2,788)	(189)	11,982	831

Total net increase (decrease)	$274,132	18,658	$734,903	54,577	$(362,411)	(24,668)	$646,624	48,567

Year ended December 31, 2014
Class 1	$634,484	44,701	$109,528	7,600	$(357,453)	(25,605)	$386,559	26,696
Class 2	30,187	2,104	111,072	7,771	(593,568)	(42,833)	(452,309)	(32,958)
Class 4	11,406	792	215	15	(2,557)	(182)	9,064	625

Total net increase (decrease)	$676,077	47,597	$220,815	15,386	$(953,578)	(68,620)	$(56,686)	(5,637)

Global Growth and Income Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$43,816	3,283	$923	69	$(10,741)	(809)	$33,998	2,543
Class 2	13,884	1,045	6,312	475	(133,724)	(10,102)	(113,528)	(8,582)
Class 4	1,953	146	10	1	(399)	(31)	1,564	116

Total net increase (decrease)	$59,653	4,474	$7,245	545	$(144,864)	(10,942)	$(77,966)	(5,923)

Year ended December 31, 2014
Class 1	$34,831	2,706	$7,340	582	$(51,693)	(4,103)	$(9,522)	(815)
Class 2	29,379	2,291	59,444	4,718	(264,395)	(20,538)	(175,572)	(13,529)
Class 4	1,666	129	55	4	(780)	(61)	941	72

Total net increase (decrease)	$65,876	5,126	$66,839	5,304	$(316,868)	(24,702)	$(184,153)	(14,272)

Growth-Income Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$612,171	11,476	$1,592,596	33,528	$(766,646)	(14,194)	$1,438,121	30,810
Class 2	72,389	1,362	2,044,290	43,412	(957,730)	(18,035)	1,158,949	26,739
Class 3	488	9	25,985	547	(13,987)	(263)	12,486	293
Class 4	25,814	485	7,322	156	(4,831)	(89)	28,305	552

Total net increase (decrease)	$710,862	13,332	$3,670,193	77,643	$(1,743,194)	(32,581)	$2,637,861	58,394

Year ended December 31, 2014
Class 1	$1,350,590	26,045	$641,213	12,554	$(1,449,140)	(28,021)	$542,663	10,578
Class 2	146,775	2,843	890,805	17,580	(2,265,133)	(44,088)	(1,227,553)	(23,665)
Class 3	1,337	25	11,614	227	(29,526)	(570)	(16,575)	(318)
Class 4	28,729	553	674	13	(2,803)	(54)	26,600	512

Total net increase (decrease)	$1,527,431	29,466	$1,544,306	30,374	$(3,746,602)	(72,733)	$(674,865)	(12,893)

American Funds Insurance Series

International Growth and Income Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$11,463	690	$16,679	994	$(4,860)	(282)	$23,282	1,402
Class 2	33,146	1,912	5,882	352	(11,365)	(671)	27,663	1,593
Class 4	10,507	625	611	37	(1,212)	(73)	9,906	589

Total net increase (decrease)	$55,116	3,227	$23,172	1,383	$(17,437)	(1,026)	$60,851	3,584

Year ended December 31, 2014
Class 1	$135,449	7,581	$30,562	1,854	$(65,051)	(3,745)	$100,960	5,690
Class 2	16,759	964	9,825	597	(18,584)	(1,055)	8,000	506
Class 4	21,190	1,211	639	39	(921)	(52)	20,908	1,198

Total net increase (decrease)	$173,398	9,756	$41,026	2,490	$(84,556)	(4,852)	$129,868	7,394

Capital Income Builder

	Proceeds from initial capitalization			Sales1				Reinvestments of dividends and distributions				Repurchases1		Net increase
Share class	Amount	Shares		Amount		Shares		Amount		Shares		Amount	Shares	Amount		Shares
Six months ended June 30, 2015
Class 1	$—	—		$9,125		911		$345		35		$(20)	(2)	$9,450		944
Class 2	—	—		—		—		—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 4	—	—		59,011		5,903		1,211		123		(1,889)	(188)	58,333		5,838

Total net increase (decrease)	$—	—		$68,136		6,814		$1,556		158		$(1,909)	(190)	$67,783		6,782

Year ended December 31, 20143
Class 1	$19,998	2,000		$154		16		$409		41		$(36)	(4)	$20,525		2,053
Class 2	1	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	—	1		—	[2]
Class 4	1	—	[2]	56,746		5,678		520		53		(1,130)	(113)	56,137		5,618

Total net increase (decrease)	$20,000	2,000		$56,900		5,694		$929		94		$(1,166)	(117)	$76,663		7,671

Asset Allocation Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$723,130	32,235	$934,394	44,284	$(261,971)	(11,683)	$1,395,553	64,836
Class 2	56,639	2,541	396,327	18,954	(341,042)	(15,325)	111,924	6,170
Class 3	470	21	2,849	135	(2,471)	(109)	848	47
Class 4	43,512	1,958	5,005	239	(2,357)	(106)	46,160	2,091

Total net increase (decrease)	$823,751	36,755	$1,338,575	63,612	$(607,841)	(27,223)	$1,554,485	73,144

Year ended December 31, 2014
Class 1	$1,900,080	84,968	$731,542	33,258	$(1,038,802)	(46,153)	$1,592,820	72,073
Class 2	155,081	6,998	356,950	16,361	(715,536)	(32,277)	(203,505)	(8,918)
Class 3	1,259	57	2,611	118	(6,288)	(281)	(2,418)	(106)
Class 4	32,797	1,481	681	31	(2,050)	(94)	31,428	1,418

Total net increase (decrease)	$2,089,217	93,504	$1,091,784	49,768	$(1,762,676)	(78,805)	$1,418,325	64,467

See end of tables for footnotes.

American Funds Insurance Series

Global Balanced Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares
Six months ended June 30, 2015
Class 1	$4,297	376	$192		17		$(192)	(16)	$4,297		377
Class 2	8,929	789	864		77		(9,698)	(858)	95		8
Class 4	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]

Total net increase (decrease)	$13,226	1,165	$1,056		94		$(9,890)	(874)	$4,392		385

Year ended December 31, 2014
Class 1	$229	20	$1,503		134		$(127)	(11)	$1,605		143
Class 2	29,687	2,589	6,852		616		(9,380)	(820)	27,159		2,385
Class 4	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]

Total net increase (decrease)	$29,916	2,609	$8,355		750		$(9,507)	(831)	$28,764		2,528

Bond Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$572,795	51,253	$124,120	11,471	$(97,137)	(8,684)	$599,778	54,040
Class 2	57,023	5,185	100,880	9,437	(228,594)	(20,707)	(70,691)	(6,085)
Class 4	19,135	1,723	948	88	(5,939)	(535)	14,144	1,276

Total net increase (decrease)	$648,953	58,161	$225,948	20,996	$(331,670)	(29,926)	$543,231	49,231

Year ended December 31, 2014
Class 1	$754,186	68,208	$107,710	9,742	$(542,787)	(48,790)	$319,109	29,160
Class 2	177,278	16,106	90,634	8,290	(619,817)	(56,644)	(351,905)	(32,248)
Class 4	31,784	2,869	501	45	(5,766)	(522)	26,519	2,392

Total net increase (decrease)	$963,248	87,183	$198,845	18,077	$(1,168,370)	(105,956)	$(6,277)	(696)

Global Bond Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$84,372	7,240	$33,954	3,037	$(42,543)	(3,655)	$75,783	6,622
Class 2	20,250	1,745	36,798	3,309	(56,760)	(4,876)	288	178
Class 4	1,908	164	128	12	(1,062)	(91)	974	85

Total net increase (decrease)	$106,530	9,149	$70,880	6,358	$(100,365)	(8,622)	$77,045	6,885

Year ended December 31, 2014
Class 1	$241,123	19,710	$31,181	2,593	$(156,449)	(12,855)	$115,855	9,448
Class 2	24,571	2,029	30,636	2,560	(157,807)	(13,005)	(102,600)	(8,416)
Class 4	4,775	392	61	5	(626)	(52)	4,210	345

Total net increase (decrease)	$270,469	22,131	$61,878	5,158	$(314,882)	(25,912)	$17,465	1,377

American Funds Insurance Series

High-Income Bond Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$96,564	8,953	$10,854	1,017	$(28,153)	(2,618)	$79,265	7,352
Class 2	15,615	1,475	8,619	818	(68,150)	(6,410)	(43,916)	(4,117)
Class 3	1,317	123	137	13	(3,319)	(307)	(1,865)	(171)
Class 4	9,577	850	42	4	(5,667)	(501)	3,952	353

Total net increase (decrease)	$123,073	11,401	$19,652	1,852	$(105,289)	(9,836)	$37,436	3,417

Year ended December 31, 2014
Class 1	$226,447	20,029	$60,198	5,726	$(69,861)	(6,187)	$216,784	19,568
Class 2	27,460	2,460	55,536	5,341	(167,244)	(15,003)	(84,248)	(7,202)
Class 3	1,235	109	966	91	(4,384)	(388)	(2,183)	(188)
Class 4	5,476	487	46	4	(5,386)	(472)	136	19

Total net increase (decrease)	$260,618	23,085	$116,746	11,162	$(246,875)	(22,050)	$130,489	12,197

Mortgage Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$27,553	2,553	$4,234	399		$(38,427)	(3,584)	$(6,640)	(632)
Class 2	4,452	413	801	76		(2,555)	(237)	2,698	252
Class 4	1,911	178	28	3		(449)	(42)	1,490	139

Total net increase (decrease)	$33,916	3,144	$5,063	478		$(41,431)	(3,863)	$(2,452)	(241)

Year ended December 31, 2014
Class 1	$98,137	9,226	$2,596	243		$(16,394)	(1,558)	$84,339	7,911
Class 2	7,547	713	364	34		(6,687)	(633)	1,224	114
Class 4	978	92	3	—	[2]	(513)	(48)	468	44

Total net increase (decrease)	$106,662	10,031	$2,963	277		$(23,594)	(2,239)	$86,031	8,069

U.S. Government/AAA-Rated Securities Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$38,180	3,045	$15,772	1,276	$(250,764)	(20,027)	$(196,812)	(15,706)
Class 2	14,254	1,147	16,726	1,367	(65,206)	(5,260)	(34,226)	(2,746)
Class 3	389	31	117	9	(1,675)	(134)	(1,169)	(94)
Class 4	13,498	1,085	215	17	(10,315)	(830)	3,398	272

Total net increase (decrease)	$66,321	5,308	$32,830	2,669	$(327,960)	(26,251)	$(228,809)	(18,274)

Year ended December 31, 2014
Class 1	$137,157	11,139	$22,540	1,819	$(82,815)	(6,714)	$76,882	6,244
Class 2	28,567	2,357	18,675	1,521	(200,417)	(16,407)	(153,175)	(12,529)
Class 3	1,459	118	143	11	(3,611)	(293)	(2,009)	(164)
Class 4	41,142	3,315	325	26	(20,338)	(1,649)	21,129	1,692

Total net increase (decrease)	$208,325	16,929	$41,683	3,377	$(307,181)	(25,063)	$(57,173)	(4,757)

See end of tables for footnotes.

American Funds Insurance Series

Cash Management Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class 1	$6,660	590	$—	—	$(11,912)	(1,056)	$(5,252)	(466)
Class 2	55,265	5,004	—	—	(80,766)	(7,309)	(25,501)	(2,305)
Class 3	2,538	227	—	—	(2,598)	(233)	(60)	(6)
Class 4	9,459	843	—	—	(8,952)	(797)	507	46

Total net increase (decrease)	$73,922	6,664	$—	—	$(104,228)	(9,395)	$(30,306)	(2,731)

Year ended December 31, 2014
Class 1	$30,209	2,674	$—	—	$(38,206)	(3,382)	$(7,997)	(708)
Class 2	155,395	14,015	—	—	(217,194)	(19,587)	(61,799)	(5,572)
Class 3	4,241	379	—	—	(4,604)	(411)	(363)	(32)
Class 4	14,839	1,316	—	—	(7,600)	(674)	7,239	642

Total net increase (decrease)	$204,684	18,384	$—	—	$(267,604)	(24,054)	$(62,920)	(5,670)

Managed Risk Growth Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class P1	$107	9	$—	—		$(49)	(4)	$58	5
Class P2	35,517	3,053	—	—		(942)	(80)	34,575	2,973

Total net increase (decrease)	$35,624	3,062	$—	—		$(991)	(84)	$34,633	2,978

Year ended December 31, 2014
Class P1	$23	2	$5	—	[2]	$(6)	(1)	$22	1
Class P2	58,735	5,108	1,857	164		(8,675)	(742)	51,917	4,530

Total net increase (decrease)	$58,758	5,110	$1,862	164		$(8,681)	(743)	$51,939	4,531

Managed Risk International Fund

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares
Six months ended June 30, 2015
Class P1	$—	—	$—	[2]	—	[2]	$— [2]	— [2]	$—	[2]	—	[2]
Class P2	27,613	2,629	14		1		(787)	(74)	26,840		2,556

Total net increase (decrease)	$27,613	2,629	$14		1		$(787)	(74)	$26,840		2,556

Year ended December 31, 2014
Class P1	$14	1	$2		—	[2]	$— [2]	— [2]	$16		1
Class P2	38,069	3,583	508		50		(6,673)	(626)	31,904		3,007

Total net increase (decrease)	$38,083	3,584	$510		50		$(6,673)	(626)	$31,920		3,008

American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Amount		Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class P1	$1	—	[2]	$—	[2]	—	[2]	$(8)	— [2]	$(7)	—	[2]
Class P2	42,224	3,633		76		6		(13,243)	(1,139)	29,057	2,500

Total net increase (decrease)	$42,225	3,633		$76		6		$(13,251)	(1,139)	$29,050	2,500

Year ended December 31, 2014
Class P1	$86	7		$6		—	[2]	$(2)	— [2]	$90	7
Class P2	77,239	6,603		2,173		185		(9,167)	(776)	70,245	6,012

Total net increase (decrease)	$77,325	6,610		$2,179		185		$(9,169)	(776)	$70,335	6,019

Managed Risk Growth-Income Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Amount		Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class P1	$161	13	$—	—		$(1)	— [2]	$160	13
Class P2	31,466	2,680	—	—		(3,613)	(305)	27,853	2,375

Total net increase (decrease)	$31,627	2,693	$—	—		$(3,614)	(306)	$28,013	2,388

Year ended December 31, 2014
Class P1	$21	2	$5	—	[2]	$— [2]	— [2]	$26	2
Class P2	60,935	5,124	2,228	191		(10,957)	(913)	52,206	4,402

Total net increase (decrease)	$60,956	5,126	$2,233	191		$(10,957)	(913)	$52,232	4,404

Managed Risk Asset Allocation Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Amount	Amount	Shares	Amount	Shares
Six months ended June 30, 2015
Class P1	$163,813	13,194	$13,487	1,107	$(201)	(16)	$177,099	14,285
Class P2	176,689	14,278	59,244	4,876	(78,004)	(6,323)	157,929	12,831

Total net increase (decrease)	$340,502	27,472	$72,731	5,983	$(78,205)	(6,339)	$335,028	27,116

Year ended December 31, 2014
Class P1	$158,370	13,095	$581	47	$(9)	(1)	$158,942	13,141
Class P2	996,253	82,884	976	80	(55,636)	(4,564)	941,593	78,400

Total net increase (decrease)	$1,154,623	95,979	$1,557	127	$(55,645)	(4,565)	$1,100,535	91,541

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	For the period May 1, 2014, commencement of operations, through December 31, 2014.

American Funds Insurance Series

9. Investment transactions and other disclosures

The following tables present additional information for the six months ended June 30, 2015 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$779,095	$631,826	$2,011,955	$1,375,263	$733,639	$1,059,930
Sales of investment securities*	939,403	924,196	3,282,986	1,521,579	432,692	1,073,314
Non-U.S. taxes paid on dividend income	4,717	1,142	4,905	9,232	1,965	879
Non-U.S. taxes paid on interest income	—	—	—	—	20	—
Non-U.S. taxes paid (refunded) on realized gains	308	5	—	(140)	2,002	—
Non-U.S. taxes provided on unrealized gains	4	—	—	2,958	146	—
Dividends from affiliated issuers	—	—	1,682	—	—	—
Net realized (loss) gain from affiliated issuers	—	(6,757)	1,203	—	—	—

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$277,958	$3,300,378	$272,811	$117,082	$6,976,655	$90,246
Sales of investment securities*	311,802	3,361,213	224,023	52,343	6,699,493	83,017
Non-U.S. taxes paid on dividend income	2,217	4,863	1,734	141	3,827	155
Non-U.S. taxes paid on interest income	—	—	33	—	—	7
Non-U.S. taxes paid on realized gains	—	2,965	—	—	—	3
Non-U.S. taxes provided on unrealized gains	347	122	287	—	108	15
Dividends from affiliated issuers	658	—	—	—	—	—
Net realized gain from affiliated issuers	—	—	—	—	—	—

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
Purchases of investment securities*	$14,988,859	$2,087,364	$667,880	$1,520,839	$9,827,489	$—
Sales of investment securities*	14,768,191	2,056,381	507,172	1,501,928	9,195,570	—
Non-U.S. taxes paid on dividend income	—	—	—	—	—	—
Non-U.S. taxes paid on interest income	233	171	16	—	—	—
Non-U.S. taxes paid on realized gains	214	101	—	—	—	—
Non-U.S. taxes provided on unrealized gains	8	22	12	—	—	—
Dividends from affiliated issuers	—	—	—	—	—	—
Net realized gain from affiliated issuers	—	—	—	—	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$54,286	$29,144	$49,421	$42,437	$414,835
Sales of investment securities*	2,179	2,777	13,182	4,543	7,133
Non-U.S. taxes paid on dividend income	—	—	—	—	—
Non-U.S. taxes paid on interest income	—	—	—	—	—
Non-U.S. taxes paid on realized gains	—	—	—	—	—
Non-U.S. taxes provided on unrealized gains	—	—	—	—	—
Dividends from affiliated issuers	155	247	429	280	8,902
Net realized gain from affiliated issuers	21,762	3,906	13,476	14,020	152,763

*	Excludes short-term securities and U.S. government obligations, if any.

American Funds Insurance Series

10. Ownership concentration

At June 30, 2015, CRMC held aggregate ownership of 14% and 17% of the outstanding shares of Capital Income Builder and Global Balanced Fund, respectively. The ownership represents the seed money invested in the funds when each fund began operations.

American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth Fund
Class 1:
6/30/15[3,4]	$27.48	$.18		$2.11	$2.29	$(.07)	$(2.79)	$(2.86)	$26.91	8.19%	$1,602		.55%[5]		1.23%[5]
12/31/14	30.11	.31	[6]	.40	.71	(.40)	(2.94)	(3.34)	27.48	2.52	1,558		.55		1.08	[6]
12/31/13	23.58	.31		6.62	6.93	(.40)	—	(.40)	30.11	29.51	1,508		.55		1.17
12/31/12	19.40	.30		4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466		.56		1.38
12/31/11	21.61	.29		(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277		.55		1.37
12/31/10	19.61	.30		2.04	2.34	(.34)	—	(.34)	21.61	12.04	1,227		.56		1.54
Class 2:
6/30/15[3,4]	27.30	.14		2.08	2.22	(.05)	(2.79)	(2.84)	26.68	8.01	4,041		.80	[5]	.98	[5]
12/31/14	29.92	.24	[6]	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31	3,992		.80		.85	[6]
12/31/13	23.44	.24		6.58	6.82	(.34)	—	(.34)	29.92	29.18	4,379		.80		.91
12/31/12	19.29	.24		4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723		.81		1.13
12/31/11	21.48	.24		(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535		.80		1.13
12/31/10	19.50	.25		2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308		.81		1.30
Class 4:
6/30/15[3,4]	27.34	.12		2.08	2.20	(.06)	(2.79)	(2.85)	26.69	7.90	50		1.05	[5]	.86	[5]
12/31/14	30.07	.07	[6]	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01	19		1.05		.26	[6]
12/31/13	23.58	.13		6.77	6.90	(.41)	—	(.41)	30.07	29.36	1		1.06		.43
12/31/12[3,7]	23.53	.01		.29	.30	(.25)	—	(.25)	23.58	1.27 [8]	—	[9]	.02	[2,8]	.04	[2,8]

Global Small Capitalization Fund
Class 1:
6/30/15[3,4]	$26.09	$.04		$4.02	$4.06	$—	$(2.08)	$(2.08)	$28.07	15.57%	$1,781		.73%[5]		.26%[5]
12/31/14	25.69	.09		.52	.61	(.09)	(.12)	(.21)	26.09	2.36	1,411		.74		.34
12/31/13	20.16	.04		5.70	5.74	(.21)	—	(.21)	25.69	28.60	1,241		.74		.17
12/31/12	17.28	.09		3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019		.75		.46
12/31/11	21.67	.07		(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795		.74		.36
12/31/10	18.00	.13		3.91	4.04	(.37)	—	(.37)	21.67	22.76	818		.75		.69
Class 2:
6/30/15[3,4]	25.64	—	[10]	3.95	3.95	—	(2.08)	(2.08)	27.51	15.41	2,926		.98	[5]	(.01)[5]
12/31/14	25.25	.03		.51	.54	(.03)	(.12)	(.15)	25.64	2.12	2,738		.99		.10
12/31/13	19.86	(.01)		5.60	5.59	(.20)	—	(.20)	25.25	28.28	2,955		.99		(.05)
12/31/12	17.04	.04		3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603		1.00		.20
12/31/11	21.35	.02		(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450		.99		.10
12/31/10	17.74	.08		3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189		1.00		.45
Class 4:
6/30/15[3,4]	25.92	(.03)		3.99	3.96	—	(2.08)	(2.08)	27.80	15.28	24		1.23	[5]	(.24)[5]
12/31/14	25.57	(.05)		.54	.49	(.02)	(.12)	(.14)	25.92	1.88	12		1.24		(.17)
12/31/13	20.16	(.12)		5.74	5.62	(.21)	—	(.21)	25.57	28.01	4		1.24		(.50)
12/31/12[3,7]	19.68	.01		.54	.55	(.07)	—	(.07)	20.16	2.80 [8]	—	[9]	.04	[2,8]	.04	[2,8]

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth Fund
Class 1:
6/30/15[3,4]	$80.15	$.62		$4.37	$4.99	$(.12)	$(17.24)	$(17.36)	$67.78	5.99%	$7,183		.35%[5]		.99%[5]
12/31/14	78.54	.88	[6]	5.79	6.67	(1.16)	(3.90)	(5.06)	80.15	8.78	7,118		.35		1.12	[6]
12/31/13	60.90	.64		17.84	18.48	(.84)	—	(.84)	78.54	30.43	7,003		.35		.93
12/31/12	52.07	.63		8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116		.35		1.10
12/31/11	54.78	.45		(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426		.34		.81
12/31/10	46.45	.49		8.32	8.81	(.48)	—	(.48)	54.78	19.01	8,011		.34		1.02
Class 2:
6/30/15[3,4]	79.84	.46		4.42	4.88	(.09)	(17.24)	(17.33)	67.39	5.85	15,188		.60	[5]	.74	[5]
12/31/14	77.94	.68	[6]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51	15,413		.60		.87	[6]
12/31/13	60.45	.47		17.68	18.15	(.66)	—	(.66)	77.94	30.11	16,334		.60		.68
12/31/12	51.68	.47		8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911		.60		.83
12/31/11	54.35	.30		(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701		.59		.55
12/31/10	46.10	.36		8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896		.59		.76
Class 3:
6/30/15[3,4]	80.47	.51		4.43	4.94	(.10)	(17.24)	(17.34)	68.07	5.87	207		.53	[5]	.81	[5]
12/31/14	78.62	.74	[6]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58	208		.53		.94	[6]
12/31/13	60.97	.52		17.84	18.36	(.71)	—	(.71)	78.62	30.20	216		.53		.75
12/31/12	52.13	.53		8.83	9.36	(.52)	—	(.52)	60.97	17.97	189		.53		.92
12/31/11	54.82	.34		(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189		.52		.62
12/31/10	46.49	.40		8.31	8.71	(.38)	—	(.38)	54.82	18.76	232		.52		.82
Class 4:
6/30/15[3,4]	79.74	.37		4.39	4.76	(.09)	(17.24)	(17.33)	67.17	5.72	48		.85	[5]	.51	[5]
12/31/14	78.32	.37	[6]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25	24		.85		.47	[6]
12/31/13	60.90	.29		17.90	18.19	(.77)	—	(.77)	78.32	29.96	5		.85		.40
12/31/12[3,7]	60.55	.03		.78	.81	(.46)	—	(.46)	60.90	1.33 [8]	—	[9]	.02	[2,8]	.05	[2,8]

International Fund
Class 1:
6/30/15[3,4]	$20.35	$.19		$.96	$1.15	$(.08)	$(1.18)	$(1.26)	$20.24	5.58%	$3,606		.54%[5]		1.81%[5]
12/31/14	21.22	.30		(.81)	(.51)	(.36)	—	(.36)	20.35	(2.41)	3,282		.54		1.43
12/31/13	17.68	.27		3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324		.54		1.41
12/31/12	15.21	.30		2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618		.54		1.81
12/31/11	18.05	.35		(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314		.53		2.03
12/31/10	17.17	.28		.99	1.27	(.39)	—	(.39)	18.05	7.52	3,490		.53		1.69
Class 2:
6/30/15[3,4]	20.29	.16		.95	1.11	(.07)	(1.18)	(1.25)	20.15	5.40	4,443		.79	[5]	1.55	[5]
12/31/14	21.15	.25		(.81)	(.56)	(.30)	—	(.30)	20.29	(2.65)	4,374		.79		1.19
12/31/13	17.62	.22		3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916		.79		1.15
12/31/12	15.16	.26		2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465		.79		1.57
12/31/11	17.98	.31		(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210		.78		1.81
12/31/10	17.11	.24		.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615		.78		1.46
Class 3:
6/30/15[3,4]	20.38	.17		.95	1.12	(.07)	(1.18)	(1.25)	20.25	5.43	37		.72	[5]	1.61	[5]
12/31/14	21.24	.27		(.82)	(.55)	(.31)	—	(.31)	20.38	(2.56)	38		.72		1.28
12/31/13	17.70	.23		3.59	3.82	(.28)	—	(.28)	21.24	21.67	46		.72		1.22
12/31/12	15.23	.27		2.47	2.74	(.27)	—	(.27)	17.70	17.97	44		.72		1.65
12/31/11	18.05	.33		(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43		.71		1.90
12/31/10	17.18	.26		.97	1.23	(.36)	—	(.36)	18.05	7.26	61		.71		1.54
Class 4:
6/30/15[3,4]	20.23	.15		.93	1.08	(.07)	(1.18)	(1.25)	20.06	5.27	38		1.04	[5]	1.43	[5]
12/31/14	21.16	.07		(.68)	(.61)	(.32)	—	(.32)	20.23	(2.88)	18		1.04		.31
12/31/13	17.68	(.01)		3.79	3.78	(.30)	—	(.30)	21.16	21.48	2		1.04		(.07)
12/31/12[3,7]	17.79	.01		.16	.17	(.28)	—	(.28)	17.68	.98 [8]	—	[9]	.02	[2,8]	.05	[2,8]

See end of tables for footnotes.

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

New World Fund
Class 1:
6/30/15[3,4]	$20.72	$.13		$.74	$.87	$(.08)	$(1.16)	$(1.24)	$20.35	4.15%	$1,579		.79%[5]		1.27%[5]
12/31/14	25.08	.29	[6]	(1.92)	(1.63)	(.29)	(2.44)	(2.73)	20.72	(7.63)	1,433		.78		1.23	[6]
12/31/13	22.93	.34		2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388		.78		1.45
12/31/12	19.65	.33		3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140		.79		1.54
12/31/11	23.28	.36		(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826		.78		1.62
12/31/10	20.04	.37		3.25	3.62	(.38)	—	(.38)	23.28	18.20	774		.80		1.76
Class 2:
6/30/15[3,4]	20.54	.10		.74	.84	(.07)	(1.16)	(1.23)	20.15	4.04	1,074		1.04	[5]	1.00	[5]
12/31/14	24.88	.24	[6]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084		1.03		1.01	[6]
12/31/13	22.75	.28		2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307		1.03		1.22
12/31/12	19.50	.28		3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.31
12/31/11	23.09	.30		(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350		1.03		1.37
12/31/10	19.89	.31		3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739		1.05		1.52
Class 4:
6/30/15[3,4]	20.56	.09		.73	.82	(.07)	(1.16)	(1.23)	20.15	3.94	121		1.29	[5]	.89	[5]
12/31/14	24.99	.09	[6]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64		1.28		.40	[6]
12/31/13	22.93	.14		2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8		1.29		.56
12/31/12[3,7]	22.83	.01		.35	.36	(.26)	—	(.26)	22.93	1.58 [8]	—	[9]	.04	[2,8]	.04	[2,8]

Blue Chip Income and Growth Fund
Class 1:
6/30/15[3,4]	$14.69	$.15		$(.12)	$.03	$(.06)	$(1.45)	$(1.51)	$13.21	(.07)%	$3,653		.41%[5]		2.11%[5]
12/31/14	13.12	.46	[6]	1.59	2.05	(.48)	—	(.48)	14.69	15.69	3,542		.42		3.31	[6]
12/31/13	10.05	.27		3.06	3.33	(.26)	—	(.26)	13.12	33.26	2,814		.42		2.27
12/31/12	9.00	.24		1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357		.43		2.41
12/31/11	9.25	.19		(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992		.42		2.08
12/31/10	8.37	.18		.87	1.05	(.17)	—	(.17)	9.25	12.61	674		.44		2.10
Class 2:
6/30/15[3,4]	14.57	.14		(.14)	—	(.05)	(1.45)	(1.50)	13.07	(.27)	3,501		.66	[5]	1.86	[5]
12/31/14	13.02	.44	[6]	1.55	1.99	(.44)	—	(.44)	14.57	15.36	3,722		.67		3.14	[6]
12/31/13	9.97	.23		3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755		.67		2.03
12/31/12	8.93	.21		1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382		.68		2.17
12/31/11	9.18	.17		(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340		.67		1.83
12/31/10	8.31	.16		.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677		.69		1.87
Class 4:
6/30/15[3,4]	14.63	.12		(.14)	(.02)	(.05)	(1.45)	(1.50)	13.11	(.39)	19		.91	[5]	1.60	[5]
12/31/14	13.12	.34	[6]	1.63	1.97	(.46)	—	(.46)	14.63	15.13	9		.92		2.33	[6]
12/31/13	10.05	.18		3.15	3.33	(.26)	—	(.26)	13.12	33.27	—	[9]	.86		1.39
12/31/12[3,7]	10.20	.01		.03	.04	(.19)	—	(.19)	10.05	.38 [8]	—	[9]	.02	[2,8]	.10	[2,8]

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth and Income Fund
Class 1:
6/30/15[3,4]	$12.78	$.13		$.32	$.45	$(.06)	$—	$(.06)	$13.17	3.49%	$240		.63%[5]		1.92%[5]
12/31/14	12.53	.43	[6]	.31	.74	(.49)	—	(.49)	12.78	6.00	200		.63		3.34	[6]
12/31/13	10.56	.39		2.00	2.39	(.42)	—	(.42)	12.53	22.81	206		.62		3.35
12/31/12	9.20	.25		1.39	1.64	(.28)	—	(.28)	10.56	17.93	180		.62		2.56
12/31/11	9.96	.28		(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161		.61		2.86
12/31/10	9.14	.23		.85	1.08	(.26)	—	(.26)	9.96	12.02	171		.61		2.54
Class 2:
6/30/15[3,4]	12.75	.15		.29	.44	(.05)	—	(.05)	13.14	3.45	1,623		.88	[5]	2.25	[5]
12/31/14	12.51	.41	[6]	.29	.70	(.46)	—	(.46)	12.75	5.64	1,685		.88		3.22	[6]
12/31/13	10.54	.36		2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822		.87		3.09
12/31/12	9.19	.23		1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837		.87		2.31
12/31/11	9.94	.25		(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839		.86		2.60
12/31/10	9.12	.21		.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130		.86		2.28
Class 4:
6/30/15[3,4]	12.71	.14		.28	.42	(.05)	—	(.05)	13.08	3.30	3		1.13	[5]	2.12	[5]
12/31/14	12.50	.30	[6]	.37	.67	(.46)	—	(.46)	12.71	5.41	1		1.13		2.30	[6]
12/31/13	10.55	.28		2.09	2.37	(.42)	—	(.42)	12.50	22.60	1		1.12		2.27
12/31/12[3,7]	10.64	.01		.13	.14	(.23)	—	(.23)	10.55	1.27 [8]	—	[9]	.03	[2,8]	.08	[2,8]

Growth-Income Fund
Class 1:
6/30/15[3,4]	$52.76	$.41		$1.37	$1.78	$(.16)	$(7.77)	$(7.93)	$46.61	3.09%	$10,988		.29%[5]		1.56%[5]
12/31/14	50.72	.81		4.57	5.38	(.80)	(2.54)	(3.34)	52.76	10.91	10,812		.29		1.56
12/31/13	38.48	.66		12.31	12.97	(.73)	—	(.73)	50.72	33.82	9,857		.29		1.49
12/31/12	33.27	.66		5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782		.29		1.79
12/31/11	34.47	.61		(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496		.28		1.77
12/31/10	31.37	.56		3.10	3.66	(.56)	—	(.56)	34.47	11.72	9,370		.29		1.76
Class 2:
6/30/15[3,4]	52.41	.35		1.36	1.71	(.14)	(7.77)	(7.91)	46.21	2.97	13,876		.54	[5]	1.31	[5]
12/31/14	50.40	.67		4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63	14,337		.54		1.31
12/31/13	38.24	.55		12.23	12.78	(.62)	—	(.62)	50.40	33.50	14,980		.54		1.25
12/31/12	33.07	.56		5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403		.54		1.53
12/31/11	34.25	.52		(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235		.53		1.52
12/31/10	31.18	.48		3.07	3.55	(.48)	—	(.48)	34.25	11.43	16,668		.54		1.52
Class 3:
6/30/15[3,4]	52.82	.37		1.37	1.74	(.15)	(7.77)	(7.92)	46.64	3.00	176		.47	[5]	1.38	[5]
12/31/14	50.77	.71		4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71	185		.47		1.38
12/31/13	38.52	.58		12.32	12.90	(.65)	—	(.65)	50.77	33.58	193		.47		1.32
12/31/12	33.30	.59		5.26	5.85	(.63)	—	(.63)	38.52	17.59	168		.47		1.60
12/31/11	34.49	.55		(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172		.46		1.59
12/31/10	31.39	.50		3.09	3.59	(.49)	—	(.49)	34.49	11.50	209		.47		1.59
Class 4:
6/30/15[3,4]	52.39	.29		1.35	1.64	(.14)	(7.77)	(7.91)	46.12	2.84	52		.79	[5]	1.09	[5]
12/31/14	50.56	.58		4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34	30		.79		1.11
12/31/13	38.47	.45		12.33	12.78	(.69)	—	(.69)	50.56	33.32	3		.79		.96
12/31/12[3,7]	38.65	.01		.39	.40	(.58)	—	(.58)	38.47	1.02 [8]	—	[9]	.01	[2,8]	.03	[2,8]

See end of tables for footnotes.

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

International Growth and Income Fund
Class 1:
6/30/15[3,4]	$16.27	$.29		$.31	$.60	$(.03)	$(.34)	$(.37)	$16.50	3.61%	$774		.68%[5]		3.49%[5]
12/31/14	17.48	.58	[6]	(1.09)	(.51)	(.53)	(.17)	(.70)	16.27	(2.93)	740		.68		3.32	[6]
12/31/13	15.29	.44		2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39	696		.69		2.63
12/31/12	13.40	.37		1.89	2.26	(.37)	—	(.37)	15.29	16.84	203		.74		2.50
12/31/11	15.25	.47		(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35		.73		3.17
12/31/10	14.92	.38		.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32		.74		2.61
Class 2:
6/30/15[3,4]	16.22	.27		.31	.58	(.02)	(.34)	(.36)	16.44	3.52	278		.93	[5]	3.21	[5]
12/31/14	17.43	.56	[6]	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248		.93		3.21	[6]
12/31/13	15.25	.38		2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257		.94		2.28
12/31/12	13.37	.40		1.81	2.21	(.33)	—	(.33)	15.25	16.50	225		.99		2.77
12/31/11	15.21	.42		(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199		.98		2.89
12/31/10	14.90	.35		.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180		.99		2.37
Class 4:
6/30/15[3,4]	16.19	.26		.30	.56	(.02)	(.34)	(.36)	16.39	3.39	30		1.18	[5]	3.08	[5]
12/31/14	17.45	.26	[6]	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20		1.18		1.52	[6]
12/31/13	15.29	.03		2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1		1.19		.18
12/31/12[3,7]	15.56	.01		.09	.10	(.37)	—	(.37)	15.29	.62 [8]	—	[9]	.04	[2,8]	.07	[2,8]

Capital Income Builder
Class 1:
6/30/15[3,4]	$9.81	$.18		$(.08)	$.10	$(.15)	$—	$(.15)	$9.76	1.01%	$29		.55%[5]		3.56%[5]
12/31/14[3,11]	10.00	.19		(.18)	.01	(.19)	(.01)	(.20)	9.81	.12	20		.56	[5]	2.87	[5]
Class 2:
6/30/15[3,4]	9.81	.17		(.06)	.11	(.15)	—	(.15)	9.77	1.12 [12]	—	[9]	.45	[5,12]	3.53	[5,12]
12/31/14[3,11]	10.00	.20		(.19)	.01	(.19)	(.01)	(.20)	9.81	.12 [12]	—	[9]	.47	[5,12]	2.94	[5,12]
Class 4:
6/30/15[3,4]	9.80	.16		(.08)	.08	(.13)	—	(.13)	9.75	.78	112		1.05	[5]	3.17	[5]
12/31/14[3,11]	10.00	.14		(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)	55		1.06	[5]	2.08	[5]

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Asset Allocation Fund
Class 1:
6/30/15[3,4]	$22.23	$.21		$.05	$.26	$(.09)	$(1.59)	$(1.68)	$20.81	1.06%		$12,578		.30%[5]		1.88%[5]
12/31/14	22.49	.44		.81	1.25	(.39)	(1.12)	(1.51)	22.23	5.66		11,997		.30		1.95
12/31/13	18.43	.35		4.07	4.42	(.36)	—	(.36)	22.49	24.04		10,515		.31		1.71
12/31/12	16.17	.37		2.28	2.65	(.39)	—	(.39)	18.43	16.44		7,199		.31		2.11
12/31/11	16.28	.37		(.12)	.25	(.36)	—	(.36)	16.17	1.56		5,932		.31		2.25
12/31/10	14.75	.35		1.52	1.87	(.34)	—	(.34)	16.28	12.75		5,235		.31		2.33
Class 2:
6/30/15[3,4]	22.06	.18		.05	.23	(.08)	(1.59)	(1.67)	20.62	.93		5,262		.55	[5]	1.62	[5]
12/31/14	22.33	.37		.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40		5,494		.55		1.69
12/31/13	18.31	.30		4.03	4.33	(.31)	—	(.31)	22.33	23.69		5,760		.56		1.47
12/31/12	16.06	.33		2.27	2.60	(.35)	—	(.35)	18.31	16.19		5,225		.56		1.86
12/31/11	16.17	.33		(.13)	.20	(.31)	—	(.31)	16.06	1.30		5,151		.56		1.99
12/31/10	14.65	.31		1.51	1.82	(.30)	—	(.30)	16.17	12.50		5,689		.57		2.08
Class 3:
6/30/15[3,4]	22.25	.19		.05	.24	(.09)	(1.59)	(1.68)	20.81	.94		38		.48	[5]	1.69	[5]
12/31/14	22.51	.39		.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47		40		.48		1.76
12/31/13	18.45	.32		4.06	4.38	(.32)	—	(.32)	22.51	23.81		42		.49		1.54
12/31/12	16.18	.34		2.29	2.63	(.36)	—	(.36)	18.45	16.28		38		.49		1.93
12/31/11	16.29	.34		(.13)	.21	(.32)	—	(.32)	16.18	1.36		38		.49		2.05
12/31/10	14.75	.32		1.53	1.85	(.31)	—	(.31)	16.29	12.62		44		.50		2.15
Class 4:
6/30/15[3,4]	22.11	.16		.05	.21	(.09)	(1.59)	(1.68)	20.64	.80		73		.80	[5]	1.45	[5]
12/31/14	22.46	.34		.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16		32		.80		1.55
12/31/13	18.43	.27		4.12	4.39	(.36)	—	(.36)	22.46	23.89		1		.79		1.22
12/31/12[3,7]	18.52	.01		.21	.22	(.31)	—	(.31)	18.43	1.17	[8]	—	[9]	.01	[2,8]	.08	[2,8]

Global Balanced Fund
Class 1:
6/30/15[3,4]	$11.11	$.13		$(.03)	$.10	$(.01)	$(.04)	$(.05)	$11.16	.93%		$41		.71%[5]		2.23%[5]
12/31/14	11.37	.25	[6]	(.03)	.22	(.18)	(.30)	(.48)	11.11	1.87		37		.71		2.14	[6]
12/31/13	10.34	.22		1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56		36		.70		2.05
12/31/12	9.35	.20		.98	1.18	(.19)	—	(.19)	10.34	12.58		32		.72		2.00
12/31/11[3,13]	10.00	.13		(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)		28		.69	[5]	1.99	[5]
Class 2:
6/30/15[3,4]	11.09	.11		(.03)	.08	(.01)	(.04)	(.05)	11.12	.75		180		.96	[5]	1.97	[5]
12/31/14	11.35	.22	[6]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63		179		.96		1.88	[6]
12/31/13	10.33	.20		1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23		156		.95		1.79
12/31/12	9.35	.17		.97	1.14	(.16)	—	(.16)	10.33	12.24		119		.97		1.76
12/31/11[3,13]	10.00	.09		(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)		72		.94	[5]	1.45	[5]
Class 4:
6/30/15[3,4]	11.09	.11		(.03)	.08	(.01)	(.04)	(.05)	11.12	.75	[12]	—	[9]	.67	[5,12]	2.01	[5,12]
12/31/14	11.35	.24	[6]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88	[12]	—	[9]	.67	[12]	2.07	[6,12]
12/31/13	10.33	.22		1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49	[12]	—	[9]	.71	[12]	1.98	[12]
12/31/12[3,7]	10.47	.01		.03	.04	(.18)	—	(.18)	10.33	.40	[12]	—	[9]	.03	[2,12]	.05	[2,12]

See end of tables for footnotes.

American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Bond Fund
Class 1:
6/30/15[3,4]	$11.08	$.11	$(.12)	$(.01)	$(.04)	$(.22)	$(.26)	$10.81	(.13)%	$5,442		.39%[5]		1.91%[5]
12/31/14	10.73	.23	.37	.60	(.25)	— [10]	(.25)	11.08	5.59	4,977		.39		2.03
12/31/13	11.29	.22	(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506		.39		2.01
12/31/12	10.99	.25	.36	.61	(.31)	—	(.31)	11.29	5.58	3,917		.39		2.23
12/31/11	10.67	.32	.36	.68	(.36)	—	(.36)	10.99	6.41	4,354		.38		2.89
12/31/10	10.33	.33	.36	.69	(.35)	—	(.35)	10.67	6.73	4,768		.38		3.03
Class 2:
6/30/15[3,4]	10.95	.09	(.10)	(.01)	(.04)	(.22)	(.26)	10.68	(.18)	4,385		.64	[5]	1.64	[5]
12/31/14	10.61	.20	.36	.56	(.22)	— [10]	(.22)	10.95	5.28	4,565		.64		1.79
12/31/13	11.17	.19	(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763		.64		1.76
12/31/12	10.87	.22	.36	.58	(.28)	—	(.28)	11.17	5.37	5,044		.64		1.97
12/31/11	10.56	.29	.35	.64	(.33)	—	(.33)	10.87	6.10	4,984		.63		2.64
12/31/10	10.23	.30	.36	.66	(.33)	—	(.33)	10.56	6.44	5,074		.63		2.79
Class 4:
6/30/15[3,4]	11.01	.08	(.11)	(.03)	(.04)	(.22)	(.26)	10.72	(.37)	42		.89	[5]	1.43	[5]
12/31/14	10.69	.16	.39	.55	(.23)	— [10]	(.23)	11.01	5.15	29		.89		1.43
12/31/13	11.29	.17	(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3		.89		1.58
12/31/12[3,7]	11.55	.01	(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)[8]	—	[9]	.02	[2,8]	.10	[2,8]

Global Bond Fund
Class 1:
6/30/15[3,4]	$11.77	$.13	$(.42)	$(.29)	$(.01)	$(.31)	$(.32)	$11.16	(2.43)%	$1,205		.58%[5]		2.24%[5]
12/31/14	11.88	.29	(.08)	.21	(.21)	(.11)	(.32)	11.77	1.71	1,194		.57		2.35
12/31/13	12.32	.28	(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093		.56		2.37
12/31/12	11.96	.28	.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959		.56		2.29
12/31/11	11.82	.36	.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619		.56		2.97
12/31/10	11.57	.41	.21	.62	(.37)	—	(.37)	11.82	5.44	325		.57		3.42
Class 2:
6/30/15[3,4]	11.72	.11	(.41)	(.30)	(.01)	(.31)	(.32)	11.10	(2.57)	1,314		.83	[5]	1.99	[5]
12/31/14	11.81	.26	(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386		.82		2.11
12/31/13	12.27	.25	(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496		.81		2.11
12/31/12	11.91	.25	.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664		.81		2.06
12/31/11	11.78	.33	.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639		.81		2.75
12/31/10	11.53	.38	.22	.60	(.35)	—	(.35)	11.78	5.23	1,497		.83		3.21
Class 4:
6/30/15[3,4]	11.70	.10	(.42)	(.32)	— [10]	(.31)	(.31)	11.07	(2.69)	5		1.08	[5]	1.75	[5]
12/31/14	11.87	.20	(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4		1.09		1.66
12/31/13	12.31	.27	(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—	[9]	.79		2.25
12/31/12[3,7]	12.53	.01	(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)[8]	—	[9]	.02	[2,8]	.11	[2,8]

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

High-Income Bond Fund
Class 1:
6/30/15[3,4]	$10.54	$.31		$(.10)	$.21	$(.11)	$—	$(.11)	$10.64	1.95%	$1,104		.48%[5]		5.85%[5]
12/31/14	11.13	.67		(.59)	.08	(.67)	—	(.67)	10.54	.80	1,017		.48		5.90
12/31/13	11.16	.75		.01	.76	(.79)	—	(.79)	11.13	6.89	856		.48		6.54
12/31/12	10.54	.81		.64	1.45	(.83)	—	(.83)	11.16	13.90	894		.48		7.25
12/31/11	11.20	.88		(.64)	.24	(.90)	—	(.90)	10.54	2.18	787		.47		7.70
12/31/10	10.49	.91		.68	1.59	(.88)	—	(.88)	11.20	15.38	769		.48		8.15
Class 2:
6/30/15[3,4]	10.41	.29		(.11)	.18	(.10)	—	(.10)	10.49	1.73	894		.73	[5]	5.60	[5]
12/31/14	10.99	.63		(.57)	.06	(.64)	—	(.64)	10.41	.63	929		.73		5.67
12/31/13	11.03	.71		.01	.72	(.76)	—	(.76)	10.99	6.60	1,061		.73		6.29
12/31/12	10.42	.78		.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135		.73		7.00
12/31/11	11.08	.84		(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064		.72		7.44
12/31/10	10.39	.87		.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142		.73		7.91
Class 3:
6/30/15[3,4]	10.57	.30		(.11)	.19	(.10)	—	(.10)	10.66	1.81	14		.66	[5]	5.66	[5]
12/31/14	11.16	.65		(.59)	.06	(.65)	—	(.65)	10.57	.59	16		.66		5.74
12/31/13	11.18	.73		.02	.75	(.77)	—	(.77)	11.16	6.77	19		.66		6.36
12/31/12	10.56	.80		.63	1.43	(.81)	—	(.81)	11.18	13.67	21		.66		7.07
12/31/11	11.22	.86		(.64)	.22	(.88)	—	(.88)	10.56	1.97	21		.65		7.51
12/31/10	10.51	.89		.68	1.57	(.86)	—	(.86)	11.22	15.14	23		.66		7.98
Class 4:
6/30/15[3,4]	11.05	.30		(.11)	.19	(.11)	—	(.11)	11.13	1.68	4		.98	[5]	5.42	[5]
12/31/14	11.12	.63		(.59)	.04	(.11)	—	(.11)	11.05	.35	—	[9]	.98		5.49
12/31/13	11.16	.67		.08	.75	(.79)	—	(.79)	11.12	6.81	—	[9]	.93		5.82
12/31/12[3,7]	11.80	.04		— [10]	.04	(.68)	—	(.68)	11.16	.34 [8]	—	[9]	.02	[2,8]	.35	[2,8]

Mortgage Fund
Class 1:
6/30/15[3,4]	$10.70	$.05		$.04	$.09	$(.03)	$(.14)	$(.17)	$10.62	.77%	$283		.44%[5]		.84%[5]
12/31/14	10.23	.12		.45	.57	(.10)	—	(.10)	10.70	5.54	292		.45		1.12
12/31/13	10.47	.04		(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)	198		.44		.35
12/31/12	10.37	.01		.25	.26	(.06)	(.10)	(.16)	10.47	2.57	87		.45		.08
12/31/11[3,13]	10.00	—	[10]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55		.42	[5]	.04	[5]
Class 2:
6/30/15[3,4]	10.68	.03		.04	.07	(.02)	(.14)	(.16)	10.59	.64	55		.69	[5]	.60	[5]
12/31/14	10.22	.10		.44	.54	(.08)	—	(.08)	10.68	5.23	52		.70		.91
12/31/13	10.46	—	[10]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)	49		.69		(.02)
12/31/12	10.36	(.02)		.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49		.70		(.16)
12/31/11[3,13]	10.00	(.02)		.48	.46	— [10]	(.10)	(.10)	10.36	4.60	22		.67	[5]	(.25)[5]
Class 4:
6/30/15[3,4]	10.65	.02		.04	.06	(.02)	(.14)	(.16)	10.55	.57	2		.95	[5]	.39	[5]
12/31/14	10.23	.05		.46	.51	(.09)	—	(.09)	10.65	4.98	1		.94		.47
12/31/13	10.47	.02		(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[8]	—	[9]	.38	[8]	.23	[8]
12/31/12[3,7]	10.60	—	[10]	.01	.01	(.06)	(.08)	(.14)	10.47	.09 [8]	—	[9]	.02	[2,8]	.04	[2,8]

See end of tables for footnotes.

American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,14]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[14]		Ratio of net income (loss) to average net assets[14]

U.S. Government/AAA-Rated Securities Fund
Class 1:
6/30/15[3,4]	$12.40	$.05	$.05	$.10	$(.03)	$(.10)	$(.13)	$12.37	.80%	$1,524		.35%[5]		.35%[5]		.83%[5]
12/31/14	11.94	.15	.48	.63	(.17)	—	(.17)	12.40	5.24	1,723		.35		.35		1.24
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)	1,584		.35		.35		.67
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22	1,809		.34		.34		.75
12/31/11	12.59	.23	.74	.97	(.26)	(.30)	(.56)	13.00	7.85	1,785		.34		.34		1.83
12/31/10	12.18	.26	.46	.72	(.25)	(.06)	(.31)	12.59	5.94	1,492		.39		.36		2.07
Class 2:
6/30/15[3,4]	12.29	.04	.04	.08	(.02)	(.10)	(.12)	12.25	.68	1,678		.60	[5]	.60	[5]	.59	[5]
12/31/14	11.83	.12	.47	.59	(.13)	—	(.13)	12.29	5.01	1,717		.60		.60		1.00
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801		.60		.60		.42
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.59		.50
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58	2,002		.59		.59		1.59
12/31/10	12.08	.23	.46	.69	(.22)	(.06)	(.28)	12.49	5.75	1,959		.64		.62		1.83
Class 3:
6/30/15[3,4]	12.43	.04	.04	.08	(.02)	(.10)	(.12)	12.39	.68	12		.53	[5]	.53	[5]	.66	[5]
12/31/14	11.96	.13	.48	.61	(.14)	—	(.14)	12.43	5.11	13		.53		.53		1.08
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14		.53		.53		.47
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.52		.58
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56	24		.52		.52		1.65
12/31/10	12.19	.24	.47	.71	(.23)	(.06)	(.29)	12.61	5.82	26		.57		.55		1.92
Class 4:
6/30/15[3,4]	12.34	.02	.04	.06	(.01)	(.10)	(.11)	12.29	.54	24		.85	[5]	.85	[5]	.37	[5]
12/31/14	11.93	.06	.51	.57	(.16)	—	(.16)	12.34	4.76	21		.85		.85		.50
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—	[9]	.84		.84		.68
12/31/12[3,7]	12.88	.01	(.01)	—	(.13)	—	(.13)	12.75	(.01)[8]	—	[9]	.02	[2,8]	.02	[2,8]	.05	[2,8]

American Funds Insurance Series

Financial highlights (continued)

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net loss to average net assets

Cash Management Fund
Class 1:
6/30/15[3,4]	$11.28	$(.01)	$—	[10]	$(.01)	$11.27	(.09)%	$43		.33%[5]		(.25)%[5]
12/31/14	11.31	(.03)	—		(.03)	11.28	(.27)	49		.34		(.26)
12/31/13	11.34	(.03)	—	[10]	(.03)	11.31	(.27)	57		.34		(.24)
12/31/12	11.36	(.03)	.01		(.02)	11.34	(.18)	66		.34		(.22)
12/31/11	11.39	(.02)	(.01)		(.03)	11.36	(.26)	75		.33		(.21)
12/31/10	11.40	(.02)	.01		(.01)	11.39	(.09)	83		.33		(.14)
Class 2:
6/30/15[3,4]	11.06	(.03)	—	[10]	(.03)	11.03	(.27)	305		.58	[5]	(.50)[5]
12/31/14	11.12	(.06)	—		(.06)	11.06	(.54)	331		.59		(.51)
12/31/13	11.17	(.05)	—	[10]	(.05)	11.12	(.45)	395		.59		(.49)
12/31/12	11.22	(.05)	—	[10]	(.05)	11.17	(.45)	459		.59		(.47)
12/31/11	11.28	(.05)	(.01)		(.06)	11.22	(.53)	530		.58		(.47)
12/31/10	11.32	(.04)	—	[10]	(.04)	11.28	(.35)	522		.58		(.39)
Class 3:
6/30/15[3,4]	11.16	(.02)	—	[10]	(.02)	11.14	(.18)	8		.51	[5]	(.43)[5]
12/31/14	11.21	(.05)	—		(.05)	11.16	(.45)	8		.52		(.44)
12/31/13	11.26	(.05)	—	[10]	(.05)	11.21	(.44)	8		.52		(.42)
12/31/12	11.30	(.05)	.01		(.04)	11.26	(.35)	11		.52		(.40)
12/31/11	11.34	(.04)	—	[10]	(.04)	11.30	(.35)	12		.51		(.40)
12/31/10	11.38	(.04)	—	[10]	(.04)	11.34	(.35)	13		.51		(.32)
Class 4:
6/30/15[3,4]	11.25	(.04)	—	[10]	(.04)	11.21	(.36)	8		.83	[5]	(.75)[5]
12/31/14	11.30	(.09)	.04		(.05)	11.25	(.44)	7		.84		(.77)
12/31/13	11.34	(.04)	—	[10]	(.04)	11.30	(.35)[8]	—	[9]	.37	[8]	(.32)[8]
12/31/12[3,7]	11.34	— [10]	—	[10]	— [10]	11.34	.00 [8]	—	[9]	.02	[2,8]	(.01)[2,8]

See end of tables for footnotes.

American Funds Insurance Series

		Income (loss) from investment operations				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,14]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[14]		Net effective expense ratio[14,15]		Ratio of net income (loss) to average net assets[14]

Managed Risk Growth Fund
Class P1:
6/30/15[3,4]	$11.37	$—	[10]	$.34	$.34	$—	$—	$—	$11.71	2.99%		$—	[9]	.48%[5]		.28%[5]		.62%[5]		(.02)%[5]
12/31/14	11.43	.31		(.06)	.25	(.12)	(.19)	(.31)	11.37	2.18		—	[9]	.50		.32		.65		2.71
12/31/13[3,16]	10.00	.12		1.38	1.50	(.07)	—	(.07)	11.43	15.05	[8]	—	[9]	.88	[5,8]	.25	[5,8]	.58	[5,8]	1.64	[5,8]
Class P2:
6/30/15[3,4]	11.35	(.02)		.33	.31	—	—	—	11.66	2.73		116		.90	[5]	.69	[5]	1.03	[5]	(.37)[5]
12/31/14	11.43	.12		.08	.20	(.09)	(.19)	(.28)	11.35	1.77		79		.87		.69		1.02		1.01
12/31/13[3,16]	10.00	.12		1.37	1.49	(.06)	—	(.06)	11.43	14.94	[8]	28		1.05	[5,8]	.52	[5,8]	.85	[5,8]	1.69	[5,8]

Managed Risk International Fund
Class P1:
6/30/15[3,4]	$10.10	$.02		$.21	$.23	$— [10]	$—	$— [10]	$10.33	2.30%		$—	[9]	.45%[5]		.22%[5]		.73%[5]		.46%[5]
12/31/14	10.82	.14		(.71)	(.57)	(.15)	—	(.15)	10.10	(5.31)		—	[9]	.50		.25		.76		1.33
12/31/13[3,16]	10.00	.13		.78	.91	(.09)	—	(.09)	10.82	9.088		—	[9]	1.05	[5,8]	.23	[5,8]	.73	[5,8]	1.92	[5,8]
Class P2:
6/30/15[3,4]	10.09	.01		.19	.20	— [10]	—	— [10]	10.29	2.00		73		.92	[5]	.69	[5]	1.20	[5]	.14	[5]
12/31/14	10.82	.16		(.77)	(.61)	(.12)	—	(.12)	10.09	(5.68)		46		.91		.67		1.18		1.51
12/31/13[3,16]	10.00	.18		.72	.90	(.08)	—	(.08)	10.82	8.99	[8]	17		1.19	[5,8]	.44	[5,8]	.94	[5,8]	2.66	[5,8]

Managed Risk Blue Chip Income and Growth Fund
Class P1:
6/30/15[3,4]	$11.70	$.02		$(.29)	$(.27)	$(.01)	$—	$(.01)	$11.42	(2.34)%		$—	[9]	.50%[5]		.31%[5]		.70%[5]		.38%[5]
12/31/14	11.05	.40		.55	.95	(.30)	—	(.30)	11.70	8.58		—	[9]	.50		.31		.70		3.43
12/31/13[3,16]	10.00	.20		1.01	1.21	(.16)	—	(.16)	11.05	12.16	[8]	—	[9]	.84	[5,8]	.24	[5,8]	.64	[5,8]	2.80	[5,8]
Class P2:
6/30/15[3,4]	11.67	—	[10]	(.29)	(.29)	(.01)	—	(.01)	11.37	(2.51)		124		.89	[5]	.70	[5]	1.09	[5]	.03	[5]
12/31/14	11.05	.50		.40	.90	(.28)	—	(.28)	11.67	8.10		98		.88		.69		1.08		4.27
12/31/13[3,16]	10.00	.28		.92	1.20	(.15)	—	(.15)	11.05	12.05	[8]	26		1.04	[5,8]	.54	[5,8]	.94	[5,8]	3.91	[5,8]

Managed Risk Growth-Income Fund
Class P1:
6/30/15[3,4]	$11.67	$.03		$.03	$.06	$—	$—	$—	$11.73	.51%		$—	[9]	.46%[5]		.25%[5]		.53%[5]		.48%[5]
12/31/14	11.50	.35		.21	.56	(.14)	(.25)	(.39)	11.67	4.85		—	[9]	.45		.25		.52		2.94
12/31/13[3,16]	10.00	.14		1.47	1.61	(.11)	—	(.11)	11.50	16.15	[8]	—	[9]	.92	[5,8]	.23	[5,8]	.50	[5,8]	2.01	[5,8]
Class P2:
6/30/15[3,4]	11.65	—	[10]	.03	.03	—	—	—	11.68	.26		104		.90	[5]	.69	[5]	.97	[5]	(.07)[5]
12/31/14	11.50	.16		.35	.51	(.11)	(.25)	(.36)	11.65	4.42		76		.87		.69		.96		1.38
12/31/13[3,16]	10.00	.20		1.40	1.60	(.10)	—	(.10)	11.50	16.04	[8]	24		1.09	[5,8]	.50	[5,8]	.77	[5,8]	2.73	[5,8]

Managed Risk Asset Allocation Fund
Class P1:
6/30/15[3,4]	$12.29	$.03		$.01	$.04	$(.14)	$(.26)	$(.40)	$11.93	.22%		$439		.55%[5]		.44%[5]		.73%[5]		.52%[5]
12/31/14	11.93	.13		.26	.39	(.03)	—	(.03)	12.29	3.24		277		.53		.48		.76		1.04
12/31/13	9.99	.27		1.81	2.08	(.14)	—	(.14)	11.93	20.82	[8]	112		.55	[8]	.47	[8]	.75	[8]	2.37	[8]
12/31/12[3,17]	10.00	.15		(.03)	.12	(.13)	—	(.13)	9.99	1.24	[8]	—	[9]	.15	[8]	.07	[8]	.37	[8]	1.72	[8]
Class P2:
6/30/15[3,4]	12.27	.01		.02	.03	(.13)	(.26)	(.39)	11.91	.17		1,880		.80	[5]	.70	[5]	.99	[5]	.10	[5]
12/31/14	11.93	.16		.19	.35	(.01)	—	(.01)	12.27	2.91		1,780		.79		.73		1.01		1.33
12/31/13	9.99	.28		1.77	2.05	(.11)	—	(.11)	11.93	20.58	[8]	795		.80	[8]	.73	[8]	1.01	[8]	2.43	[8]
12/31/12[3,17]	10.00	.17		(.05)	.12	(.13)	—	(.13)	9.99	1.21	[8]	—	[9]	.24	[8]	.11	[8]	.41	[8]	2.38	[8]

American Funds Insurance Series

Portfolio turnover rate for all share classes including mortgage dollar roll transactions[18]	Six months ended June 30,		Year ended December 31
	2015[2,3,4]		2014	2013		2012		2011		2010
Global Growth Fund	14		22%	39%		22%		28%		28%
Global Small Capitalization Fund	16		28	36		40		44		47
Growth Fund	9		29	19		21		19		28
International Fund	19		18	21		29		24		25
New World Fund	18		36	43		32		22		18
Blue Chip Income and Growth Fund	15		37	30		36		27		22
Global Growth and Income Fund	15		28	31		30		25		30
Growth-Income Fund	14		25	19		25		22		22
International Growth and Income Fund	23		34	34		31		48		31
Capital Income Builder	60		35 [2,11]
Asset Allocation Fund	45		88	74		61		43		46
Global Balanced Fund	43		73	81		80		34	[2,13]
Bond Fund	196		365	354		253		163		187
Global Bond Fund	95		200	213		160		101		106
High-Income Bond Fund	28		54	64		48		51		54
Mortgage Fund	486		790	715		444		480	[2,13]
U.S. Government/AAA-Rated Securities Fund	469		387	621		447		234		208
Cash Management Fund	—		—	—		—		—		—
Managed Risk Growth Fund	2		22	10	[2,16]
Managed Risk International Fund	5		22	62	,16
Managed Risk Blue Chip Income and Growth Fund	12		22	3	[2,16]
Managed Risk Growth-Income Fund	5		28	2	[2,16]
Managed Risk Asset Allocation Fund	—	[19]	3	3		—	[2,17,19]

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[18]	Six months ended June 30,		Period ended December 31
	2015[2,3,4]		2014	2013		2012		2011		2010
Capital Income Builder	26%		24%[2,11]
Asset Allocation Fund	15		42
Global Balanced Fund	19		40
Bond Fund	58		121			Not available
Global Bond Fund	49		134
Mortgage Fund	36		108
U.S. Government/AAA-Rated Securities Fund	158		88

[1]	Based on average shares outstanding.
[2]	Not annualized.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Unaudited.
[5]	Annualized.
[6]	For the year ended December 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.
[7]	Class 4 shares were offered beginning December 14, 2012.
[8]	Although the series has a plan of distribution and an insurance administrative services plan for some share classes, distribution services fees and/or insurance administrative services fees are not paid on amounts invested in a fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Amount less than $.01.
[11]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[12]	This class consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[13]	For the period May 2, 2011, commencement of operations, through December 31, 2011.
[14]	This column reflects the impact, if any, of certain waivers by CRMC. CRMC reduced fees for investment advisory services for U.S. Government/AAA-Rated Securities Fund during 2010 and for the managed risk funds since each fund’s commencement of operations.
[15]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented. See Expense Example for further information regarding fees and expenses.
[16]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[17]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[18]	Refer to Note 5 for further information on mortgage dollar rolls.
[19]	Amount less than 1%.

American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2015, through June 30, 2015).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series

	Beginning account value 1/1/2015	Ending account value 6/30/2015	Expenses paid during period[1]	Annualized expense ratio

Global Growth Fund
Class 1 — actual return	$1,000.00	$1,081.86	$2.84	.55%
Class 1 — assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 2 — actual return	1,000.00	1,080.09	4.13	.80
Class 2 — assumed 5% return	1,000.00	1,020.83	4.01	.80
Class 4 — actual return	1,000.00	1,079.00	5.41	1.05
Class 4 — assumed 5% return	1,000.00	1,019.59	5.26	1.05

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,155.70	$3.90	.73%
Class 1 — assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 2 — actual return	1,000.00	1,154.13	5.23	.98
Class 2 — assumed 5% return	1,000.00	1,019.93	4.91	.98
Class 4 — actual return	1,000.00	1,152.84	6.57	1.23
Class 4 — assumed 5% return	1,000.00	1,018.70	6.16	1.23

Growth Fund
Class 1 — actual return	$1,000.00	$1,059.88	$1.79	.35%
Class 1 — assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 2 — actual return	1,000.00	1,058.49	3.06	.60
Class 2 — assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 3 — actual return	1,000.00	1,058.69	2.71	.53
Class 3 — assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 4 — actual return	1,000.00	1,057.19	4.34	.85
Class 4 — assumed 5% return	1,000.00	1,020.58	4.26	.85

International Fund
Class 1 — actual return	$1,000.00	$1,055.78	$2.75	.54%
Class 1 — assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 2 — actual return	1,000.00	1,053.97	4.02	.79
Class 2 — assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 3 — actual return	1,000.00	1,054.34	3.67	.72
Class 3 — assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 4 — actual return	1,000.00	1,052.73	5.29	1.04
Class 4 — assumed 5% return	1,000.00	1,019.64	5.21	1.04

New World Fund
Class 1 — actual return	$1,000.00	$1,041.51	$4.00	.79%
Class 1 — assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 2 — actual return	1,000.00	1,040.36	5.26	1.04
Class 2 — assumed 5% return	1,000.00	1,019.64	5.21	1.04
Class 4 — actual return	1,000.00	1,039.40	6.52	1.29
Class 4 — assumed 5% return	1,000.00	1,018.40	6.46	1.29

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$999.28	$2.03	.41%
Class 1 — assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 2 — actual return	1,000.00	997.33	3.27	.66
Class 2 — assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 4 — actual return	1,000.00	996.11	4.50	.91
Class 4 — assumed 5% return	1,000.00	1,020.28	4.56	.91

See end of expense example tables for footnotes.

American Funds Insurance Series

	Beginning account value 1/1/2015	Ending account value 6/30/2015	Expenses paid during period[1]	Annualized expense ratio

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,034.92	$3.18	.63%
Class 1 — assumed 5% return	1,000.00	1,021.67	3.16	.63
Class 2 — actual return	1,000.00	1,034.54	4.44	.88
Class 2 — assumed 5% return	1,000.00	1,020.43	4.41	.88
Class 4 — actual return	1,000.00	1,032.99	5.70	1.13
Class 4 — assumed 5% return	1,000.00	1,019.19	5.66	1.13

Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,030.92	$1.46	.29%
Class 1 — assumed 5% return	1,000.00	1,023.36	1.45	.29
Class 2 — actual return	1,000.00	1,029.70	2.72	.54
Class 2 — assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 3 — actual return	1,000.00	1,030.00	2.37	.47
Class 3 — assumed 5% return	1,000.00	1,022.46	2.36	.47
Class 4 — actual return	1,000.00	1,028.38	3.97	.79
Class 4 — assumed 5% return	1,000.00	1,020.88	3.96	.79

International Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,036.10	$3.43	.68%
Class 1 — assumed 5% return	1,000.00	1,021.42	3.41	.68
Class 2 — actual return	1,000.00	1,035.18	4.69	.93
Class 2 — assumed 5% return	1,000.00	1,020.18	4.66	.93
Class 4 — actual return	1,000.00	1,033.88	5.95	1.18
Class 4 — assumed 5% return	1,000.00	1,018.94	5.91	1.18

Capital Income Builder
Class 1 — actual return	$1,000.00	$1,010.14	$2.74	.55%
Class 1 — assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 2 — actual return	1,000.00	1,011.17	2.24	.45
Class 2 — assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 4 — actual return	1,000.00	1,007.80	5.23	1.05
Class 4 — assumed 5% return	1,000.00	1,019.59	5.26	1.05

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,010.60	$1.50	.30%
Class 1 — assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 2 — actual return	1,000.00	1,009.33	2.74	.55
Class 2 — assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 3 — actual return	1,000.00	1,009.39	2.39	.48
Class 3 — assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 4 — actual return	1,000.00	1,008.04	3.98	.80
Class 4 — assumed 5% return	1,000.00	1,020.83	4.01	.80

Global Balanced Fund
Class 1 — actual return	$1,000.00	$1,009.31	$3.54	.71%
Class 1 — assumed 5% return	1,000.00	1,021.27	3.56	.71
Class 2 — actual return	1,000.00	1,007.52	4.78	.96
Class 2 — assumed 5% return	1,000.00	1,020.03	4.81	.96
Class 4 — actual return	1,000.00	1,007.52	3.33	.67
Class 4 — assumed 5% return	1,000.00	1,021.47	3.36	.67

American Funds Insurance Series

	Beginning account value 1/1/2015	Ending account value 6/30/2015	Expenses paid during period[1]	Annualized expense ratio

Bond Fund
Class 1 — actual return	$1,000.00	$998.71	$1.93	.39%
Class 1 — assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 2 — actual return	1,000.00	998.25	3.17	.64
Class 2 — assumed 5% return	1,000.00	1,021.62	3.21	.64
Class 4 — actual return	1,000.00	996.35	4.41	.89
Class 4 — assumed 5% return	1,000.00	1,020.38	4.46	.89

Global Bond Fund
Class 1 — actual return	$1,000.00	$975.66	$2.84	.58%
Class 1 — assumed 5% return	1,000.00	1,021.92	2.91	.58
Class 2 — actual return	1,000.00	974.27	4.06	.83
Class 2 — assumed 5% return	1,000.00	1,020.68	4.16	.83
Class 4 — actual return	1,000.00	973.11	5.28	1.08
Class 4 — assumed 5% return	1,000.00	1,019.44	5.41	1.08

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,019.51	$2.40	.48%
Class 1 — assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 2 — actual return	1,000.00	1,017.34	3.65	.73
Class 2 — assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 3 — actual return	1,000.00	1,018.13	3.30	.66
Class 3 — assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 4 — actual return	1,000.00	1,016.80	4.90	.98
Class 4 — assumed 5% return	1,000.00	1,019.93	4.91	.98

Mortgage Fund
Class 1 — actual return	$1,000.00	$1,007.68	$2.19	.44%
Class 1 — assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 2 — actual return	1,000.00	1,006.39	3.43	.69
Class 2 — assumed 5% return	1,000.00	1,021.37	3.46	.69
Class 4 — actual return	1,000.00	1,005.66	4.72	.95
Class 4 — assumed 5% return	1,000.00	1,020.08	4.76	.95

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,007.99	$1.74	.35%
Class 1 — assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 2 — actual return	1,000.00	1,006.77	2.99	.60
Class 2 — assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 3 — actual return	1,000.00	1,006.85	2.64	.53
Class 3 — assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 4 — actual return	1,000.00	1,005.43	4.23	.85
Class 4 — assumed 5% return	1,000.00	1,020.58	4.26	.85

Cash Management Fund
Class 1 — actual return	$1,000.00	$999.11	$1.64	.33%
Class 1 — assumed 5% return	1,000.00	1,023.16	1.66	.33
Class 2 — actual return	1,000.00	997.29	2.87	.58
Class 2 — assumed 5% return	1,000.00	1,021.92	2.91	.58
Class 3 — actual return	1,000.00	998.21	2.53	.51
Class 3 — assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 4 — actual return	1,000.00	996.45	4.11	.83
Class 4 — assumed 5% return	1,000.00	1,020.68	4.16	.83

See end of expense example tables for footnotes.

American Funds Insurance Series

	Beginning account value 1/1/2015	Ending account value 6/30/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]

Managed Risk Growth Fund
Class P1 — actual return	$1,000.00	$1,029.91	$1.41	.28%	$3.12	.62%
Class P1 — assumed 5% return	1,000.00	1,023.41	1.40	.28	3.11	.62
Class P2 — actual return	1,000.00	1,027.32	3.47	.69	5.18	1.03
Class P2 — assumed 5% return	1,000.00	1,021.37	3.46	.69	5.16	1.03

Managed Risk International Fund
Class P1 — actual return	$1,000.00	$1,022.97	$1.10	.22%	$3.66	.73%
Class P1 — assumed 5% return	1,000.00	1,023.70	1.10	.22	3.66	.73
Class P2 — actual return	1,000.00	1,020.02	3.46	.69	6.01	1.20
Class P2 — assumed 5% return	1,000.00	1,021.37	3.46	.69	6.01	1.20

Managed Risk Blue Chip Income and Growth Fund
Class P1 — actual return	$1,000.00	$976.65	$1.52	.31%	$3.43	.70%
Class P1 — assumed 5% return	1,000.00	1,023.26	1.56	.31	3.51	.70
Class P2 — actual return	1,000.00	974.88	3.43	.70	5.34	1.09
Class P2 — assumed 5% return	1,000.00	1,021.32	3.51	.70	5.46	1.09

Managed Risk Growth-Income Fund
Class P1 — actual return	$1,000.00	$1,005.14	$1.24	.25%	$2.63	.53%
Class P1 — assumed 5% return	1,000.00	1,023.55	1.25	.25	2.66	.53
Class P2 — actual return	1,000.00	1,002.58	3.43	.69	4.82	.97
Class P2 — assumed 5% return	1,000.00	1,021.37	3.46	.69	4.86	.97

Managed Risk Asset Allocation Fund
Class P1 — actual return	$1,000.00	$1,002.19	$2.18	.44%	$3.62	.73%
Class P1 — assumed 5% return	1,000.00	1,022.61	2.21	.44	3.66	.73
Class P2 — actual return	1,000.00	1,001.65	3.47	.70	4.91	.99
Class P2 — assumed 5% return	1,000.00	1,021.32	3.51	.70	4.96	.99

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

American Funds Insurance Series

Offices of the series and of

the investment adviser

Capital Research and

Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment subadviser

Milliman Financial Risk Management

LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Custodians of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Bank of New York Mellon

(Managed Risk Funds only)

One Wall Street

New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Independent registered public

accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa

Street Los Angeles, CA 90017-3874

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete June 30, 2015, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2015, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record for American Funds Insurance Series®.

Aligned with investor success	The Capital SystemSM	Superior long-term track record

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series (AFIS) portfolio managers average 26 years of investment experience, including 23 years at our company, reflecting a career commitment to our long-term approach.[1]	Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of The Capital System.	Our AFIS equity funds have beaten their comparable Lipper indexes in 90% of 10-year periods and 100% of 20-year periods. Our AFIS fixed-income funds have beaten comparable Lipper indexes in 58% of 10-year periods and 86% of 20-year periods.[2] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[3]

[1]	Portfolio manager experience as of May 2015.
[2]	Based on Class 2 share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index (except Global Small Capitalization Fund, for which the Lipper average was used). The comparable Lipper indexes are: Global Funds Index (Global Growth Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Flexible Portfolio Funds Index (Asset Allocation Fund), Core Bond Funds Index (Bond Fund), High Yield Funds Index (High-Income Bond Fund) and General U.S. Government Funds Index (U.S. Government/AAA-Rated Securities Fund).
[3]	Based on management fees for the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

Lit. No. INGESRX-998-0815P

Item 2.     Code of Ethics.

Not applicable.

Item 3.     Audit Committee Financial Expert.

Not applicable.

Item 4.     Principal Accountant Fees and Services.

Not applicable.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Investments.

Included in Item 1 to the Form.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.     Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Exhibits.

(a)	(1) Not applicable.

 (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

 (3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 4, 2015

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: September 4, 2015